                                                    Reg. Nos. 33-30394/ 811-5857


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                             /X/
     Pre-Effective Amendment No. ____                              / /


     Post-Effective Amendment No. 26                               /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                     /X/

     Amendment No. 25


                        (Check appropriate box or boxes.)

                                 CMG Fund Trust


               (Exact Name of Registrant as Specified in Charter)

1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon  97207
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (503) 222-3600

Jeff B. Curtis
1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon  97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

     / /    immediately upon filing pursuant to paragraph (b)

     / /    on _______________ pursuant to paragraph (b)
     / /    60 days after filing pursuant to paragraph (a)(1)
     / /    on _______________ pursuant to paragraph (a)(1)

     /X/    75 days after filing pursuant to paragraph (a)(2)

     / /    on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate:
     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[GRAPHIC]

CMG ENHANCED S&P 500(R) INDEX FUND

CMG LARGE CAP VALUE FUND

CMG LARGE CAP GROWTH FUND

CMG MID CAP VALUE FUND

CMG MID CAP GROWTH FUND

CMG SMALL/MID CAP FUND

CMG SMALL CAP VALUE FUND

CMG SMALL CAP GROWTH FUND

CMG INTERNATIONAL STOCK FUND

CMG EMERGING MARKETS EQUITY FUND


PROSPECTUS, JANUARY _, 2004

ADVISED BY COLUMBIA MANAGEMENT ADVISORS, INC.


CMG ENHANCED S&P 500 INDEX FUND, CMG LARGE CAP VALUE FUND,
CMG LARGE CAP GROWTH FUND, CMG MID CAP VALUE FUND,
CMG MID CAP GROWTH FUND, CMG SMALL/MID CAP FUND,
CMG SMALL CAP VALUE FUND, CMG SMALL CAP GROWTH FUND,
CMG INTERNATIONAL STOCK FUND AND CMG EMERGING MARKETS EQUITY FUND
(EACH A "FUND", TOGETHER THE "FUNDS") ARE PORTFOLIOS OF CMG FUND TRUST (THE "TRUST").


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[COLUMBIA MANAGEMENT LOGO]
A FLEETBOSTON FINANCIAL COMPANY

Table of Contents


INFORMATION ABOUT THE FUNDS                                                    1
CMG ENHANCED S&P 500(R) INDEX FUND                                             1
     Investment Goal                                                           1
     Principal Investment Strategies                                           1
     Risk Factors                                                              2
     Performance History                                                       2
     Your Expenses                                                             3
     Financial Highlights                                                      3
CMG LARGE CAP VALUE FUND                                                       4
     Investment Goal                                                           4
     Principal Investment Strategies                                           4
     Risk Factors                                                              4
     Performance History                                                       5
     Your Expenses                                                             6
     Financial Highlights                                                      6
CMG LARGE CAP GROWTH FUND                                                      7
     Investment Goal                                                           7
     Principal Investment Strategies                                           7
     Risk Factors                                                              7
     Performance History                                                       8
     Your Expenses                                                             9
     Financial Highlights                                                      9
CMG MID CAP VALUE FUND                                                        10
     Investment Goal                                                          10
     Principal Investment Strategies                                          10
     Risk Factors                                                             10
     Performance History                                                      11
     Your Expenses                                                            12
     Financial Highlights                                                     13
CMG MID CAP GROWTH FUND                                                       14
     Investment Goal                                                          14
     Principal Investment Strategies                                          14
     Risk Factors                                                             14
     Performance History                                                      15
     Your Expenses                                                            16
     Financial Highlights                                                     16
CMG SMALL/MID CAP FUND                                                        17
     Investment Goal                                                          17
     Principal Investment Strategies                                          17
     Risk Factors                                                             17
     Performance History                                                      18
     Your Expenses                                                            19
     Financial Highlights                                                     20

CMG SMALL CAP VALUE FUND                                                      22
     Investment Goal                                                          22
     Principal Investment Strategies                                          22
     Risk Factors                                                             22
     Performance History                                                      23
     Your Expenses                                                            24
     Financial Highlights                                                     25
CMG SMALL CAP GROWTH FUND                                                     26
     Investment Goal                                                          26
     Principal Investment Strategies                                          26
     Risk Factors                                                             26
     Performance History                                                      27
     Your Expenses                                                            28
     Financial Highlights                                                     28
CMG INTERNATIONAL STOCK FUND                                                  29
     Investment Goal                                                          29
     Principal Investment Strategies                                          29
     Risk Factors                                                             30
     Performance History                                                      30
     Your Expenses                                                            31
     Financial Highlights                                                     33
CMG EMERGING MARKETS EQUITY FUND                                              34
     Investment Goal                                                          34
     Principal Investment Strategies                                          34
     Risk Factors                                                             34
     Performance History                                                      35
     Your Expenses                                                            36
     Financial Highlights                                                     37
MANAGEMENT                                                                    38
     Advisor                                                                  38
     Management Fees and Portfolio Managers                                   38
INFORMATION ABOUT YOUR INVESTMENT                                             43
YOUR ACCOUNT                                                                  43
     Buying Shares                                                            43
     Selling Shares                                                           43
     Limitations on Buying and Selling Shares                                 44
     Pricing of Shares                                                        44
DISTRIBUTIONS AND TAXES                                                       44
     Income and Capital Gain Distributions                                    44
     Tax Effect of Distributions and Transactions                             44
MORE ABOUT THE FUNDS                                                          46
INVESTMENT STRATEGY                                                           46
     Portfolio Securities and Foreign Issuers                                 46
     Derivatives                                                              47
     Temporary Investments                                                    47
     Portfolio Turnover                                                       47
SUMMARY OF PRINCIPAL RISKS                                                    48
OTHER RISKS                                                                   50
     Derivative Risk                                                          50
     Liquidity Risk                                                           50
DEFINING CAPITALIZATION                                                       50
FOR MORE INFORMATION                                                          51

Information About The Funds


The following is important information about the Funds offered by this Prospectus. For your convenience, concise descriptions of each Fund appear below. The descriptions provide the following information about each Fund:

-  INVESTMENT GOAL
-  PRINCIPAL INVESTMENT STRATEGIES
-  RISK FACTORS
-  PERFORMANCE HISTORY
-  YOUR EXPENSES
-  FINANCIAL HIGHLIGHTS

CMG Enhanced S&P 500(R) Index Fund


INVESTMENT GOAL

The Fund seeks to outperform the total return, over the long term, of the Standard & Poor's 500 Composite Stock price index ("the S&P 500(R)")(1) that measures the investment returns of stocks of large U.S. companies, while maintaining overall portfolio characteristics similar to those of the benchmark.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a selection of 200 to 300 common stocks that are included in the S&P 500(R). In addition, the Fund may invest in other large cap stocks included in the Frank Russell 1000 Index (the "Russell 1000").

Underlying the investment advisor's approach is its belief that (1) undervalued stocks, with improving fundamentals, and other attractive characteristics should outperform their peers and (2) unintended deviations from the Fund's benchmark should be managed and minimized. In selecting securities, the Fund's investment advisor seeks to outperform the S&P 500(R) by using a proprietary structured equity investment process consisting of disciplined stock evaluation that combines both fundamental and quantitative stock selection factors. These stock selection factors are combined with a top down analysis of market and economic conditions in order to forecast the excess return, or alpha, of each stock in the S&P 500(R). These forecasted returns are combined with risk forecasts and transaction cost estimates to produce a portfolio that seeks to outperform the S&P 500(R) over the long term with a low level of tracking risk versus the S&P 500(R).

----------
(1) "Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Columbia Management Advisors, Inc., the Fund's investment advisor, and certain of its affiliates. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

The Fund seeks to manage the risk of its portfolio over time by maintaining an overall close correlation between its performance and the performance of the S&P 500(R), with relatively low tracking error. To manage the risk, the Fund normally gives each stock in its portfolio a weighting relatively close to the weight of the stock in the S&P 500(R), but overweights stocks the investment advisor views positively and underweights or eliminates stocks the investment advisor views negatively, based on its structured equity investment process. The Fund also considers industry and sector weightings, style characteristics, and market capitalization when making investment decisions.

The Fund may invest in any stock that is included, may be included or has been included, in the S&P 500(R) or the Russell 1000. The Fund may, but is not required to use, options, futures contracts, other derivatives, or Exchange Traded Funds. The Fund may use these instruments in strategies designed to simulate investment in the S&P 500(R) while keeping a cash position for fund management purposes. The Fund may also use these instruments to reduce the risk of adverse process movements while managing cash positions, as investors buy or redeem shares. These instruments may also be used to facilitate trading and reduce overall transaction costs.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Tracking error risk is the risk associated with tracking the Fund's performance against a stock market index.

- Derivative risk refers to the risk of investing in futures contracts and options on futures contracts and other derivatives.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector. The Fund may weight its portfolio stocks in particular market sectors.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.25%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses(2)                                                 0.03%
                                                                      -----
     Total Annual Operating Expenses                                   0.28%
     Expense Reimbursement                                            (0.03%)(3)
                                                                      -----
     Net Expenses                                                      0.25%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.


Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR           3 YEARS
     ------           -------
     $   26           $    80

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Large Cap Value Fund


INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in large capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large capitalization (large-cap) companies. Large-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 1000 Index.

When purchasing securities for the Fund, the Fund's investment advisor will choose securities of companies it believes are undervalued.

     UNDERSTANDING VALUE INVESTING

     In managing the Fund, the investment advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The investment advisor tends to buy stocks that are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The investment advisor's strategy uses fundamental business and financial analyses.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


The following table sets forth composite performance data relating to the historical performance of similarly managed accounts managed by the Advisor's Columbia Large Cap Value Team of which the portfolio managers of the Fund are team members, since the dates indicated. The investment objectives, policies, strategies and risks of an investment in the composite are substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's Advisor in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2003



                                            YEAR-TO-DATE        1 YEAR       2 YEARS      3 YEARS      5 YEARS
----------------------------------------------------------------------------------------------------------------
Columbia Large Cap Value Composite(1)           8.77             20.09          1.22        1.14         6.95
----------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index(2)                    13.87             24.37          1.63       -2.01         4.00
----------------------------------------------------------------------------------------------------------------



     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.

     (2) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.50%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses(2)                                                 0.06%
                                                                      -----
     Total Annual Operating Expenses                                   0.56%
     Expense Reimbursement                                            (0.06%)(3)
                                                                      -----
     Net Expenses                                                      0.50%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.50%.


Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR           3 YEARS
     ------           -------
     $   51           $   160

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Large Cap Growth Fund


INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in large capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large capitalization (large-cap) companies. Large-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 1000 Index.

The Fund will invest primarily in common stocks of companies that that Fund's investment advisor believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund.

Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


The following table sets forth composite performance data relating to the historical performance of similarly managed accounts managed by the Advisor's Columbia Large Cap Growth Composite, of which the portfolio managers of the Fund are team members, since the dates indicated. The investment objectives, policies, strategies and risks of an investment in the Composite are substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's Advisor in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2003


                                                                                                        SINCE
                                                                                                      INCEPTION
                                             YEAR-TO-DATE        1 YEAR       2 YEARS     3 YEARS      (1/1/00)
-----------------------------------------------------------------------------------------------------------------
Columbia Large Cap Growth Composite (1)         15.20             20.99         -5.22      -19.95       -14.52
-----------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index (2)                   17.51             25.92         -1.22      -19.05       -15.87
-----------------------------------------------------------------------------------------------------------------


     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.

     (2) The Russell 1000 Growth Index is a market-weighted index that measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.50%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses (2)                                                0.06%
                                                                      -----
     Total Fund Operating Expenses                                     0.56%
     Expense Reimbursement                                            (0.06%)(3)
                                                                      -----
     Net Expenses                                                      0.50%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.50%.


Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR     3 YEARS
     ------     -------
     $   51     $   160

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Mid Cap Value Fund


INVESTMENT GOAL

The Fund seeks long-term growth by investing in middle capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of middle capitalization (mid-cap) companies. Mid-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell Midcap Value Index.

When purchasing securities for the Fund, the Fund's investment advisor will choose securities of companies it believes are undervalued.

     UNDERSTANDING VALUE INVESTING

     In managing the Fund, the investment advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The investment advisor tends to buy stocks that are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The investment advisor's strategy uses fundamental business and financial analyses.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


The following table sets forth composite performance data relating to the historical performance of similarly managed accounts managed by the Advisor's Columbia Mid Cap Value Composite, of which the portfolio managers of the Fund are team members, since the dates indicated. The investment objectives, policies, strategies and risks of an investment in the composite are substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2003



                                                                                            SINCE
                                                                                          INCEPTION
                                             YEAR-TO-DATE      1 YEAR       2 YEARS        (4/1/01)
------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value Composite(1)               12.33         16.77          5.47            2.32
------------------------------------------------------------------------------------------------------
Russell Midcap Value Index(2)                     19.83         28.30         10.14            5.69
------------------------------------------------------------------------------------------------------



     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.

     (2) The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.70%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses(2)                                                 0.08%
                                                                      -----
     Total Fund Operating Expenses                                     0.78%
     Expense Reimbursement                                            (0.08%)(3)
                                                                      -----
     Net Expenses                                                      0.70%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund and extraordinary expenses.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.70%.

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR    3 YEARS
     ------    -------
     $   72    $   224

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Mid Cap Growth Fund


INVESTMENT GOAL

The Fund seeks long-term growth by investing in middle capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of middle capitalization (mid-cap) companies. Mid-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell Midcap Index.

The Fund will invest primarily in common stocks of companies that the Fund's investment advisor believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


The following table sets forth composite performance data relating to the historical performance of similarly managed accounts managed by the Advisor's Columbia Mid Cap Growth Composite, of which the portfolio managers of the Fund are team members, since the dates indicated. The investment objectives, policies, strategies and risks of an investment in the composite are substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's Advisor in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2003


                                                                                                  SINCE
                                                                                                INCEPTION
                                           YEAR-TO-DATE      1 YEAR       2 YEARS     3 YEARS    (7/1/99)
--------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Growth Composite(1)           16.60         17.01          1.11      -15.40        1.21
--------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(2)                 27.24         38.89          8.34      -17.28       -3.42
--------------------------------------------------------------------------------------------------------------


     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the portfolio manager that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.
     (2) The Russell Midcap Growth Index is a market-weighted index that measures performance of the smallest 800 companies of the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.70%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses(2)                                                 0.08%
                                                                       ----
     Total Fund Operating Expenses                                     0.78%
     Expense Reimbursement                                            (0.08%)(3)
                                                                       ----
     Net Expenses                                                      0.70%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.70%.


Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR    3 YEARS
     ------    -------
     $   72    $   224

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Small/Mid Cap Fund


INVESTMENT GOAL

The Fund seeks long-term capital appreciation by investing in small and middle capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of mid-cap companies and small-cap companies. Generally, such companies will have a market capitalization equal to or less than 300 percent of the dollar weighted median market capitalization of the S&P Mid Cap 400 Index (as of January 31, 2003, securities of a company with a market capitalization of $6.7 billion or less would be eligible for purchase by the Fund under this definition).

The Fund will invest primarily in common stocks of companies that the Fund's investment advisor believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. The Fund intends to focus on growth stocks, which generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures) and, to a limited extent, foreign securities including American Depositary Receipts. The Fund may also engage in various investment techniques using options and financial futures contracts ("derivatives"). See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Small company risk is the greater risk from investing in companies with small to middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

Your investment in the Fund is not a bank deposit and it is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

The bar chart and table below illustrate the Small/Mid Cap Fund's annual returns as well as its long-term performance. The bar chart shows how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2500 Index, a widely recognized unmanaged index generally considered representative of the market for small and mid-cap stocks, and the Russell 2500 Growth Index, an unmanaged index that measures the performance of those Russell 2500 companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. Both indices do not reflect any deduction for fees or expenses. The bar chart and table assume the reinvestment of dividends and distributions. The Fund's historical performance does not indicate how the Fund will perform in the future.

SMALL/MID CAP FUND

[CHART]

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR

2001     -17.82%
2002     -22.81%


The Fund's year-to-date return as of 9/30/03 was 20.38%.


     BEST QUARTER:                                        4Q '01            16.19%
     WORST QUARTER:                                       3Q '01           -20.54%
     ----------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02


                                                                                           SINCE
                                                                                         INCEPTION
                                                                               1 YEAR    (12/1/00)
------------------------------------------------------------------------------------------------------
CMG Small/Mid Cap Fund
------------------------------------------------------------------------------------------------------
     Return Before Taxes                                                       -22.81%     -16.48%
------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions                                       -22.81%     -16.48%
------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions and Sale of Fund Shares               -14.00%     -12.91%
------------------------------------------------------------------------------------------------------
Russell 2500 Index(1)                                                          -17.80%      -9.63%*
------------------------------------------------------------------------------------------------------
Russell 2500 Growth Index(2)                                                   -29.09%     -32.86%*
------------------------------------------------------------------------------------------------------


     *    Performance Information is from 11/30/00.


     (1) The Russell 2500 Index is an unmanaged index generally considered representative of the market for small and mid cap stocks. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     (2) The Russell 2500 Growth Index, also an unmanaged index, measures the performance of those Russell 2500 companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of the Fund through tax-deferred accounts, such as 401(k) plans or individual retirement accounts (IRAs).


YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of the date of this Prospectus, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of the management fee paid to the Fund's investment advisor. Because the expense structure is not based on the prior fiscal year's expenses, the Fund's annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.75%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses(2)                                                 0.04%
                                                                       ----
     Total Fund Operating Expenses                                     0.79%
     Expense Reimbursement                                            (0.04%)(3)
                                                                       ----
     Net Expenses                                                      0.75%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.75%.


Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR    3 YEARS      5 YEARS      10 YEARS
     ------    -------      -------      --------
     $  77     $   240      $   417      $    930

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.

Small/Mid Cap Fund


                                                                   YEAR ENDED OCTOBER 31,
                                                                  2002           2001(1)(2)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     8.00       $    10.00
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                            (0.04) (5)       (0.02)
------------------------------------------------------------------------------------------------
     Net realized and unrealized losses on investments              (1.00)           (1.98)
------------------------------------------------------------------------------------------------
     Total from investment operations                               (1.04)           (2.00)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $     6.96       $     8.00
------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       -13.00%          -20.00%(3)
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
     Net assets, end of period (in thousands)                  $   54,769       $   49,391
------------------------------------------------------------------------------------------------
     Ratio of net expenses to average net assets(4)                  0.80%            0.80%
------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets before
         contractual reimbursement(4)                                0.86%            0.97%
------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets             (0.45)%          (0.23)%
------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                          125%             167%(3)
------------------------------------------------------------------------------------------------

     (1)  From inception of operations beginning on December 1, 2000.
     (2)  Ratios are annualized.
     (3)  Not annualized.
     (4) For the period ended October 31, 2001, through the years ending October 31, 2004, the investment advisor had contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee, exceeded 0.80% of the Fund's average daily net assets. Beginning on March 1, 2003, the Fund's investment advisor contractually agreed to indefinitely reimburse the Fund so that annual operating expenses, including the advisory fee, will not exceed 0.75% of the Fund's daily net assets.
     (5)  Per share data was calculated using average shares outstanding.

CMG Small Cap Value Fund


INVESTMENT GOAL

The Fund seeks long-term growth by investing in small capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization (small-cap) companies. Small-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 2000 Index.

When purchasing securities for the Fund, the Fund's investment advisor will choose securities of companies it believes are undervalued.

     UNDERSTANDING VALUE INVESTING

     In managing the Fund, the investment advisor uses a value investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The investment advisor tends to buy stocks that are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The investment advisor's strategy uses fundamental business and financial analyses.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with small capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


The following table sets forth composite performance data relating to the historical performance of similarly managed accounts managed by the Advisor's Columbia Small Cap Value Composite, of which the portfolio managers of the Fund are team members, since the dates indicated. The investment objectives, policies, strategies and risks of an investment in the composite are substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's Advisor in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2003



                                                                            SINCE
                                                                          INCEPTION
                                                YEAR-TO-DATE   1 YEAR     (7/1/02)
-------------------------------------------------------------------------------------
Columbia Small Cap Value Composite(1)               20.45       29.00        6.06
-------------------------------------------------------------------------------------
Russell 2000 Value Index(2)                         25.49       31.66        2.89
-------------------------------------------------------------------------------------
Russell 2000 Index(3)                               28.58       36.50        5.79
-------------------------------------------------------------------------------------



     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.

     (2) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

     (3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.80%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses(2)                                                 0.08%
                                                                      -----
     Total Fund Operating Expenses                                     0.88%
     Expense Reimbursement                                            (0.08%)(3)
                                                                      -----
     Net Expenses                                                      0.80%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.80%.

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR           3 YEARS
     -----            -------
     $   82           $   255

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Small Cap Growth Fund


INVESTMENT GOAL

The Fund seeks long-term growth by investing in small capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization (small-cap) companies. Small-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 2000 Growth Index.

The Fund will invest primarily in common stocks of companies that that Fund's investment advisor believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

- Small company risk is the greater risk from investing in companies with small capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


The following table sets forth the composite performance data relating to the historical performance of similarly managed accounts managed by the Advisor's Columbia Diversified Small Company Growth, of which the portfolio managers of the Fund are team members, since the dates indicated. The investment objectives, policies, strategies and risks of an investment in the Composite are substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's Advisor in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2003



                                              YEAR-TO-DATE    1 YEAR   2 YEARS    3 YEARS   5 YEARS
--------------------------------------------------------------------------------------------------------
Columbia Diversified Small
  Company Growth Composite(1)                   23.69          29.36      6.33     -12.99     6.91
--------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                    31.82          41.72      7.70     -12.67     2.75
--------------------------------------------------------------------------------------------------------


     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.
     (2) The Russell 2000 Growth Index is a market-weighted index that measures performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.80%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses(2)                                                 0.08%
                                                                       ----
     Total Fund Operating Expenses                                     0.88%
     Expense Reimbursement                                            (0.08%)(3)
                                                                       ----
     Net Expenses                                                      0.80%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.80%.


Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR           3 YEARS
     ------           -------
     $  82            $  255

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG International Stock Fund


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies from at least three countries other than the United States and may invest in companies located anywhere in the world. The Fund's objective is to consistently outperform the Morgan Stanley Capital International (MSCI) All Country World ex U.S. Index, a widely accepted benchmark of non-U.S. stock market performance. While the Fund's investments are not limited as to market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. A portion of the Fund may be invested in markets of emerging economies. Most of the Fund's stocks will be denominated in foreign currencies. This means that their value will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The investment advisor uses a combination of top-down and bottom-up analysis to identify attractive countries, economies, stock markets, industries, sectors and securities for investment. As part of this approach, the investment advisor systematically grades developed international countries on the basis of geopolitical stability and the attractiveness of the investment environment. It considers numerous macro-economic factors related to a country's economic growth, including inflation/deflation rates, fiscal and monetary policies, currency rates, interest rates and stock market valuations. Similarly, the investment advisor looks for positive industry dynamics. It grades industries using criteria such as competitive barriers to entry, strength of secular growth trends and regulatory environment. Once the investment advisor has identified attractive regions, countries and industries for emphasis through the top-down approach, fundamental security analysis is used to evaluate the merits of individual companies being considered for investment. By utilizing this investment strategy, the investment advisor strives to anticipate and act upon economic and stock market changes, thereby generating consistent, competitive investment results over the long-term.

In addition to investing directly in foreign equity securities, the Fund may also purchase securities in the form of American Depository Receipts and Global Depository Receipts.

The Fund may invest up to 25% of its assets in smaller, less seasoned companies when these securities offer attractive opportunities consistent with the Fund's investment objective.

The Fund may also invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts and exchange traded funds. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Emerging market risk is the risk associated with investing in the securities of issuers based in countries with less developed or developing economies.

- Small company risk is the greater risk from investing in companies with small and middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Currency or exchange risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities in the Fund denominated in that currency.

Your investment in the Fund is not a bank deposit and it is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

The bar chart and table on the following page illustrate the International Stock Fund's annual returns as well as its long-term performance. The bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied from year to year. The table compares the Fund's performance to that of the MSCI EAFE Index, an unmanaged index which reflects the movement of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market, and the MSCI All Country World ex U.S. Index, an unmanaged index of global stock market performance which includes developed and emerging markets but excludes the United States. Both indices do not reflect any deduction for fees or expenses. The bar chart and table assume the reinvestment of dividends and distributions. The Fund's historical performance does not indicate how the Fund will perform in the future.

INTERNATIONAL STOCK FUND

[CHART]

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR

1995       5.52%
1996      16.77%
1997      10.18%
1998      12.17%
1999      59.02%
2000     -23.83%
2001     -19.07%
2002     -14.31%


The Fund's year-to-date total return as of 9/30/03 was 17.39%.


     BEST QUARTER:              4Q '99       32.73%
     WORST QUARTER:             3Q '98      -18.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                                                                               SINCE
                                                                                             INCEPTION
                                                                       1 YEAR     5 YEARS     (2/1/94)
--------------------------------------------------------------------------------------------------------
CMG International Stock Fund
     Return Before Taxes                                               -14.31%      -1.18%       1.90%
     Return After Taxes on Distributions                               -14.47%      -5.14%      -0.91%
     Return After Taxes on Distributions and Sale of Fund Shares        -8.78%      -0.59%       1.59%
--------------------------------------------------------------------------------------------------------
(MSCI) EAFE Index(1)                                                   -15.94%      -2.89%       0.33%*
--------------------------------------------------------------------------------------------------------
(MSCI) All Country World ex U.S. Index(2)                              -14.67%      -2.66%       0.34%
--------------------------------------------------------------------------------------------------------

     * Performance information is from 1/31/94.

     (1) The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index") is an unmanaged index representing major stock markets in Europe, Australasia and the Far East.
     (2) The Morgan Stanley Capital International All Country World Free Ex US Index (the "MSCI AC World Free Ex US Index") is also an unmanaged index representing both developed and emerging markets of 49 countries, excluding the U.S.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of the Fund through tax-deferred accounts, such as 401(k) plans or individual retirement accounts (IRAs).


YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of the date of this Prospectus, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of the management fee paid to the Fund's investment advisor. Because the expense structure is not based on the prior fiscal year's expenses, the Fund's annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.75%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses(2)                                                 0.14%
                                                                      -----
     Total Fund Operating Expenses                                     0.89%
     Expense Reimbursement                                            (0.14%)(3)
                                                                      -----
     Net Expenses                                                      0.75%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.75%.


Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR           3 YEARS       5 YEARS      10 YEARS
     ------           -------       -------      --------
     $  77            $  240        $  417       $  930

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in each table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.

International Stock Fund

                                                                             YEAR ENDED OCTOBER 31,
                                                   2002             2001             2000            1999             1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $      10.42     $      16.20     $      17.86     $      12.54     $      42.71
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                      0.02(1)          0.03             0.04            (0.02)            0.25
---------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized
         gains (losses) on investments                (1.09)           (3.09)           (0.36)            5.34            (0.78)
---------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                 (1.07)           (3.06)           (0.32)            5.32            (0.53)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income             (0.03)              --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
     Distributions from capital gains                    --            (2.72)           (1.34)           (0.00) *        (29.64)
---------------------------------------------------------------------------------------------------------------------------------
     Total distributions                              (0.03)           (2.72)           (1.34)            0.00           (29.64)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $       9.32     $      10.42     $      16.20     $      17.86     $      12.54
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         -10.28%          -22.46%           -3.58%           42.44%           -1.24%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of year (in thousands)    $     20,616     $     20,553     $     22,975     $     30,492     $     15,377
---------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets           1.31%            1.26%            1.11%            1.31%            1.04%
---------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss)
         to average net assets                         0.21%            0.29%            0.12%           (0.14)%           0.60%
---------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                            111%             117%             140%              96%              53%
---------------------------------------------------------------------------------------------------------------------------------

     *    Amount represents less than $0.01 per share.
     (1)  Per share data was calculated using average shares outstanding.

CMG Emerging Markets Equity Fund


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in emerging markets and other investments that are tied economically to emerging markets. The Fund's investment advisor has broad discretion to determine which countries qualify as emerging markets, but considers "emerging market" countries to be those classified by the World Bank or United Nations as having emerging or developing economies. While the Fund's investments are not limited as to market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. Some of the Fund's equity securities will be denominated in foreign currencies. This means their value will be affected by changes in the exchange rate between the U.S. and foreign currencies. The Fund will also invest in emerging market issuers by purchasing American Depositary Receipts.

In addition to investing directly in foreign equity securities, the Fund may also purchase securities in the form of American Depositary Receipts and Global Depositary Receipts.

The Fund may also invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts and exchange traded funds. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Emerging market risk is the risk associated with investing in the securities of issuers based in countries with less developed or developing economies.

- Currency or exchange risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities in the Fund denominated in that currency.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


The following table sets forth composite performance data relating to the historical performance of a similarly managed account managed by the Advisor's Columbia Emerging Market Equity Composite, of which the portfolio managers are team members, since the dates indicated. The investment objectives, policies, strategies and risks of an investment in the composite are substantially similar to those of the Fund. The account, however, is not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to that account, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's Advisor in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2003


                                        YEAR-TO-DATE    1 YEAR     2 YEARS      3 YEARS     5 YEARS
---------------------------------------------------------------------------------------------------
Columbia Emerging Markets
   Equity Composite(1)                     24.52         33.67       18.99        -3.98       12.13
---------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index(2)        32.66         45.97       25.65         1.81       10.65
---------------------------------------------------------------------------------------------------


     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the account, without provision for federal or state income taxes. The composite includes one discretionary account managed by the Advisor that has investment objectives, policies, strategies and risks substantially similar to those of the Fund.
     (2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted benchmark index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America, and the Pacific Basin: it excludes closed markets and those shares in otherwise free markets which may not be purchased by foreigners. There are no expenses associated with this index while there are expenses associated with the Fund. The MSCI Emerging Markets Free Index is an unmanaged index and is not available for direct investment.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY
  FROM YOUR INVESTMENT)                                                None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                                   0.90%(1)
     Distribution and/or Service (12b-1) Fees                          None
     Other Expenses(2)                                                 0.08%
                                                                      -----
     Total Fund Operating Expenses                                     0.98%
     Expense Reimbursement                                            (0.08%)(3)
                                                                      -----
     Net Expenses                                                      0.90%

     (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
     (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
     (3) The Fund's investment advisor has contractually agreed to reimburse other expenses indefinitely so that Total Operating Expenses do not exceed 0.90%.


Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

     1 YEAR           3 YEARS
     ------           -------
     $  92            $  287

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

Management


ADVISOR

The Fund's investment advisor is Columbia Management Advisors, Inc. ("Columbia"), 100 Federal Street, Boston, Massachusetts 02110. Columbia or its predecessor has been providing investment management and advisory services to individual and institutional clients since the early 1900's. As of September 1, 2003, Columbia managed over 133 billion in assets.

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for managing the Funds in accordance with their investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. The Advisor also is responsible for managing the overall investment and day-to-day operations of the Funds.

The Advisor is an indirect wholly owned subsidiary of FleetBoston Financial Corporation.

MANAGEMENT FEES AND PORTFOLIO MANAGERS

Each Fund pays the Advisor an annual unified management fee based on a percentage of the average net assets of the Fund in return for providing investment advisory and other services. The fee paid by each Fund is set forth below. Out of the management fee, the Advisor pays all expenses of managing and operating the Funds except brokerage fees, taxes, interest, audit fees, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. Also listed below are the portfolio managers primarily responsible for implementing the investment strategy for each Fund.

                                  ADVISORY FEE
                                   PAID BY THE
           THE FUND                   FUND                        PORTFOLIO MANAGER FOR THE FUND
---------------------------------------------------------------------------------------------------------------
Enhanced S&P 500 Index Fund           0.25%        Eric Remole has been a Portfolio Manager for the Advisor
                                                   since the Fund's inception. Mr. Remole has served since
                                                   November 2001 as Head of the Structured Equity Group of the
                                                   Advisor. Mr. Remole previously served as the Global Head of the Structured Products Group of Credit Suisse Asset
                                                   Management from 1996 to October 2001. Mr. Remole holds a
                                                   B.A. in Biology from Dartmouth College and an M.S. in
                                                   Operations Research from Stanford University.

                                  ADVISORY FEE
                                   PAID BY THE
           THE FUND                   FUND                        PORTFOLIO MANAGER FOR THE FUND
---------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                 0.50%        Alexander S. Macmillan, CFA, and Paul J. Berlinguet, are
                                                   the Fund's Co-Portfolio Managers. Mr. Macmillan, who has
                                                   managed the Fund since its inception, has been a Senior Vice
                                                   President of the Advisor since January 2001 and is Head of the Advisor's Large Cap Growth team. Prior to joining the
                                                   Advisor in 1989 as a Vice President, Mr. Macmillan was a
                                                   Vice President and Portfolio Manager/Analyst for Gardner &
                                                   Preston Moss. Mr. Macmillan earned his B.A. degree and
                                                   graduated cum laude from Harvard College in 1974 and earned his M.B.A. from the Amos Tuck School at Dartmouth College in
                                                   1980. Mr. Berlinguet, who has co-managed the Fund since
                                                   October 2003, is the co-head of the Advisor's Large Cap
                                                   Growth team. Prior to joining the Advisor in October 2003,
                                                   Mr. Berlinguet was head of the large-mid cap equity group
                                                   and a Portfolio Manager at John Hancock Funds. Prior to
                                                   joining John Hancock Funds in April 2001, Mr. Berlinguet
                                                   was head of the Global Technology team and a large cap
                                                   growth Portfolio Manager at Baring Asset Management.
                                                   Mr. Berlinguet earned an M.S.M. degree in Management from
                                                   Lesley University and a B.S.B.A. degree in Marketing from
                                                   Suffolk University.

                                  ADVISORY FEE
                                   PAID BY THE
           THE FUND                   FUND                        PORTFOLIO MANAGER FOR THE FUND
---------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                  0.50%        Mr. Scott L. Davis, Mr. Greg M. Miller and Mr. Richard E.
                                                   Dahlberg are the Fund's Co-Portfolio Managers. Mr. Davis,
                                                   who has co-managed the Fund since May 2003, is a Senior
                                                   Vice President and an institutional equity Portfolio Manager for the Advisor. Mr. Davis has been working in the industry since 1980, first as a registered representative at both
                                                   Tucker Anthony and Merrill Lynch and later joining Fleet
                                                   Investment Advisors and its predecessor organizations in
                                                   1985 as a portfolio manager. Since 1991, Mr. Davis has
                                                   managed institutional relationships and mutual funds in a
                                                   value equity style. Mr. Davis completed his B.A. degree at
                                                   American International College and his M.A. degree at the
                                                   University of Connecticut. Mr. Miller, who has co-managed
                                                   the Fund since May 2003, is a Senior Vice President
                                                   and an equity Portfolio Manager for the Advisor.
                                                   Mr. Miller has been with Fleet Investment Advisors and its predecessor organizations since 1985 and worked previously for Brundage, Story and Rose and as a Portfolio
                                                   Manager/Analyst at Connecticut National Bank. Mr. Miller has
                                                   a B.A. degree from George Washington University, an M.B.A.
                                                   degree from the University of Chicago and a J.D. degree from the University of Connecticut. Mr. Dahlberg, who has
                                                   co-managed the Fund since October 2003, is a Senior
                                                   Portfolio Manager and head of the Large Cap Value team for
                                                   Columbia Management Group. Prior to joining the Advisor in
                                                   September 2003, Mr. Dahlberg transitioned the U.S. active
                                                   value group at Grantham, Mayo & Van Otterloo following the departure of the lead portfolio manager. He was also
                                                   involved in similar transitional situations at Pioneer
                                                   Investment Management and Salomon Brothers Investment
                                                   Management. Prior to that, Mr. Dahlberg spent nearly 30
                                                   years at Massachusetts Financial Services, beginning as an analyst and rising to Portfolio Manager for several mutual funds. Mr. Dahlberg earned a B.S. degree with honors from
                                                   Northeastern University and an M.B.A. degree from the
                                                   Wharton School at the University of Pennsylvania.

Mid Cap Growth Fund                   0.70%        Richard J. Johnson, CFA, has served as Senior Vice President since January 2001 and Head of Equities/Portland since
                                                   August 2002 for the Advisor. Mr. Johnson previously served as a Vice President of the Advisor from 1995 to January
                                                   2001. Mr. Johnson graduated cum laude from Occidental
                                                   College in 1980 and earned his M.B.A. from the Anderson
                                                   Graduate School of Management at UCLA in 1990.

                                  ADVISORY FEE
                                   PAID BY THE
           THE FUND                   FUND                        PORTFOLIO MANAGER FOR THE FUND
---------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                    0.70%        Daniel K. Cantor, CFA, and Jeffrey C. Kinzel, CFA, are the
                                                   Fund's Co-Portfolio Managers and have served as Portfolio
                                                   Managers/Analysts for the Advisor since the Fund's
                                                   inception. Mr. Cantor has served since 2001 as Co-Head of
                                                   the Mid Cap Value team for the Advisor and its predecessors.
                                                   Mr. Cantor has served as Senior Vice President of the
                                                   Advisor and its predecessors since 1997. Mr. Cantor earned a bachelor's degree from the University of Rochester and an
                                                   M.B.A. from the Wharton School of Business at the University of Pennsylvania. He is a member of NYSSA. Mr. Kinzel has
                                                   served since 2001 as Co-Head of the Mid Cap Value team of
                                                   the Advisor and its predecessors since 1991. Mr. Kinzel
                                                   earned a bachelor's degree from Northwestern University, a
                                                   J.D. degree from University of Michigan and an M.B.A. from the Wharton School of Business at the University of
                                                   Pennsylvania.

Small/Mid Cap Fund                    0.75%        Richard J. Johnson, CFA.

Small Cap Growth Fund                 0.80%        William M. Garrison has been a Senior Vice President and
                                                   Portfolio Manager for the Advisor since the Fund's
                                                   inception, and since 2001 has served as Head of the
                                                   Diversified Small Company Growth team for the Advisor and
                                                   its predecessors. From 1998 to the present, Mr. Garrison has been a Portfolio Manager with the Advisor and its
                                                   predecessors. Mr. Garrison earned an A.B. degree from
                                                   Princeton University in 1988 and his M.B.A. degree from the
                                                   University of Chicago in 1995.

Small Cap Value Fund                  0.80%        Stephen Barbaro, CFA, has been a Portfolio Manager for the
                                                   Advisor since the Fund's inception. Mr. Barbaro has served as a Senior Vice President of the Advisor and its
                                                   predecessors since 1997. Mr. Barbaro joined Fleet in 1976
                                                   from Connecticut Mutual Life where he was a senior
                                                   investment analyst. Mr. Barbaro earned a B.A. from Brown
                                                   University and an M.B.A. from Columbia University.

                                  ADVISORY FEE
                                   PAID BY THE
           THE FUND                   FUND                        PORTFOLIO MANAGER FOR THE FUND
---------------------------------------------------------------------------------------------------------------
International Stock Fund              0.75%        James M. McAlear is a Senior Vice President of the Advisor.
                                                   Prior to joining the Advisor as a Vice President in 1992,
                                                   Mr. McAlear was a Senior Vice President of American Express
                                                   Financial Advisors from 1985 to 1992, and an Executive
                                                   Director for Merrill Lynch Europe from 1972-1985. Mr.
                                                   McAlear earned a B.S. from Boston College and an M.A. in
                                                   economics from Michigan State University in 1964.

Emerging Markets Equity Fund          0.90%        Thomas Keleher, CFA, and Eric Sandlund are the Fund's
                                                   Co-Portfolio Managers and have served as Portfolio Managers for the Advisor since the Fund's inception. Mr. Keleher and
                                                   Mr. Sandlund also serve as Senior Portfolio Managers and Co-
                                                   Head the Emerging Market Equity team for the Advisor. Mr.
                                                   Keleher joined a predecessor of the Advisor (Newport Pacific
                                                   Management) as a Portfolio Manager in 1996 from the
                                                   Universidad San Francisco de Quito in Ecuador where he
                                                   taught finance. He earned his B.S. in Finance from the
                                                   University of Colorado and a Masters degree from the Kellogg
                                                   Graduate School of Management at Northwestern University.
                                                   Mr. Sandlund joined Newport Pacific Management, a
                                                   predecessor to the Advisor, as a Senior Portfolio Manager in
                                                   2002 from Merrill Lynch Investment Managers in Singapore
                                                   where he was Managing Director and Chief Investment Officer,
                                                   Asia Pacific from 1999 to 2002. Prior to joining Merrill
                                                   Lynch, Mr. Sandlund was Regional Managing Director and Chief
                                                   Investment Officer for Prudential Portfolio Managers (Asia
                                                   Ltd.). Mr. Sandlund earned a B.A. from the University of
                                                   Virginia and a Juris Doctorate from American University.

Information About Your Investment


YOUR ACCOUNT

BUYING SHARES

Shares in the Funds are available for purchase by institutional buyers seeking to invest in a diversified portfolio in a pooled environment, rather than purchase individual securities. Purchases of Fund shares may be made by two different methods, each of which is subject to minimum investment requirements described below.

First, you may purchase shares in the Funds directly by calling Columbia at 1-800-547-1037. Each Fund's minimum initial investment requirement for investors purchasing shares directly from Columbia is $3 million. The Advisor may waive the investment minimum in its sole discretion. Subsequent investments in a Fund must be at least $2,500, however, purchase orders may be refused at the discretion of a Fund.

You may also purchase Fund shares if you are an advisory client of Columbia, or one of its affiliates, investing through a separately managed account and Columbia in its role as discretionary investment advisor purchases shares for your account. In order to invest in this manner you must have at least $1 million invested with Columbia and its affiliates. The minimum initial investment in this case is $25,000.

An advisory client with less than $10 million in assets managed by Columbia and who invests less than $3 million in a single Fund may be charged an administrative account fee by Columbia or its affiliate of $5,000 to cover the extra costs of servicing the account. The decision to charge this fee and the terms of such a fee is determined by Columbia's head of institutional sales and client service or their representative. Clients should consult the terms of their investment management agreement with Columbia or contact their Columbia representative for more information.

The price for each Fund's shares is the Fund's net asset value per share ("NAV"), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund.

SELLING SHARES

You may sell shares at any time. Upon redemption you will receive the Fund's next NAV calculated after your order is accepted by the Fund's transfer agent. You can request a redemption by calling your Columbia representative or by calling 1-800-547-1037. Redemption proceeds are normally transmitted in the manner specified in the redemption request on the business day following the effective date of the redemption. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds must be transmitted to you within seven days of the redemption date.

You may also sell shares by exchanging from the Fund into shares of another fund in the Trust. To exchange by telephone, call your Columbia representative or call 1-800-547-1037.

The Fund also reserves the right to make a "redemption in kind" -- pay you in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect the Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LIMITATIONS ON BUYING AND SELLING SHARES

Excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders. Accordingly, unless waived by the Advisor in its sole discretion, the Advisor limits account activity in a Fund in the following manner:

-  Purchase orders or exchange requests may be rejected for any reason.

-  You may make no more than two "round trips" during any twelve-month period.

-  Your round trips must be at least 30 days apart.

- Exchanges out of a Fund are limited to no more than two within any twelve-month period.

A "round trip" is a redemption FROM a Fund followed by a purchase back INTO the same Fund. In addition, a "round trip" includes transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to and from another fund in the Trust.

PRICING OF SHARES

Each Fund's investments are valued based on their market value using the last sales price reported on the principal securities exchange on which the investment is traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over the counter markets. Securities for which market values are not readily available will be valued at fair market value as determined in good faith under procedures established by and monitored by the Board of Trustees.

If applicable to the Fund, securities trading in various foreign markets may take place on days when the New York Stock Exchange is closed. Further, when the New York Stock Exchange is open, the foreign markets may be closed. Therefore, the calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the New York Stock Exchange on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, the Advisor determines that a particular event would materially affect the Fund's NAV, then the Advisor, under the general supervision of the Board of Trustees, will use all relevant information available to it to determine a fair value for the affected portfolio securities.

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund pays its shareholders dividends from its net investment income and generally distributes substantially all of its net realized capital gains to shareholders once a year, usually in December. The amount of capital gains distributed will depend on the amount of capital gains realized from the sale of the Fund's portfolio securities. Dividend and capital gain distributions are declared and paid as cash dividends and reinvested in additional shares at the net asset value, as calculated after payment of the distribution, at the close of business on the dividend payment date, unless you have elected to receive the dividend or capital gain distribution in cash.

TAX EFFECT OF DISTRIBUTIONS AND TRANSACTIONS

The dividends and distributions of each Fund are taxable to shareholders, unless the shareholder is exempt from federal or state income taxes or the investment is in a tax-advantaged account. The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or take them as income. In general, distributions occurring after January 1, 2003 and before December 31, 2003 are taxable as follows:

     Taxability of Distributions

     TYPE OF                      TAX RATE FOR              TAX RATE FOR
     DISTRIBUTION                 15% BRACKET OR LOWER      27% BRACKET OR HIGHER
     ------------                 --------------------      ---------------------
     Income Dividends             Ordinary Income Rate      Ordinary Income Rate

     Short-Term Capital Gains     Ordinary Income Rate      Ordinary Income Rate

     Long-Term Capital Gains      10%                       20%

The Funds expect that, as a result of their investment objective to achieve either capital appreciation or long-term growth, their distributions will consist primarily of capital gains. Each year the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss and is a taxable event. For tax purposes, an exchange of shares of the Funds for shares of another fund managed by the Advisor is treated as a sale of shares.

     Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gain distributions.

More About The Funds


INVESTMENT STRATEGY

Each Fund's principal investment strategies and their associated risks are described in the section titled "Principal Investment Strategies" under the heading "INFORMATION ABOUT THE FUNDS" in this Prospectus. What follows is additional information about certain of the investments and strategies of the Funds and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques that are not the principal focus of the Funds and therefore are not described in this Prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Each Fund's investment objective may not be changed without approval by a majority of the Fund's outstanding securities. Except as otherwise noted, however, approval by a Fund's shareholders is not required to modify or change a Fund's investment policies or any of its investment strategies.

PORTFOLIO SECURITIES AND FOREIGN ISSUERS

The Funds (other than the International Stock and Emerging Markets Equity Funds) invest primarily in U.S. common stocks, but may also invest in equity securities of foreign issuers. The Funds consider securities that trade like common stocks, such as depositary receipts, convertible debt and convertible preferred stocks, to be common stocks. A convertible security generally entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. The Funds may also invest in warrants, which are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. In addition, the Funds consider interests in real estate investment trusts to be common stocks.

The common stocks of foreign issuers purchased by the Funds will often be denominated in foreign currencies. This means that the value of the securities will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies. Investments in foreign equity securities involve other risks such as greater fluctuations in price and less liquidity than U.S. securities and possible political or economic instability of the country of the issuer.

The Funds may also invest in the common stocks of foreign issuers by purchasing American Depositary Receipts ("ADRs") and Global Depository Receipts ("GDRs"). ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, the Funds may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a European bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.

The portfolio value of all Funds is measured in U.S. dollars. To the extent any of the Funds hold non-dollar denominated securities, the value of these securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which any of the foreign securities or bank deposits held by the Funds are denominated. To reduce or limit exposure to adverse change in currency exchange rates (referred to as "hedging"), the Funds may enter into forward currency exchange contracts that in effect lock in a rate of exchange during the period of the forward contract. The Funds will only enter into forward contracts for hedging and not for speculation. When required by the Investment Company Act or the Securities and Exchange Commission, each Fund will "cover" its commitment under the forward contracts by segregating cash or liquid, high-grade securities with the Fund's custodian in an amount not less than the value of the Fund's total assets committed to the forward contracts.

The Funds may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. The Fund may use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

DERIVATIVES

The Funds may also invest in stock futures and option contracts, which are traditional types of derivatives, to gain exposure to groups of stocks or individual issuers. A derivative is a financial contract whose value is based on ("derived" from) a traditional security (such as a stock) or a market index (such as the S&P 500 Index). Losses or gains involving derivatives can be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for non-hedging purposes or as leveraged investments, derivatives can carry considerable risk. See "OTHER RISKS" below.

TEMPORARY INVESTMENTS

A Fund may depart from its principal investment strategy by taking temporary defensive positions in response to adverse economic or market conditions. During such times, a Fund may, but is not required to, invest in cash or investment-grade, short-term debt securities, without limit. When the Fund assumes a temporary defensive position, it may not achieve its stated investment objective.

PORTFOLIO TURNOVER

The Funds are actively managed, which means a Fund's manager may frequently buy and sell securities. There are not limits on turnover and turnover may vary significantly from year to year. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. A Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return. Additionally, due to the institutional nature of the shareholders in these Funds, redemption requests are frequently large. In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to shareholders.

SUMMARY OF PRINCIPAL RISKS

The principal risks of investing in the Funds, as stated above in the "INFORMATION ABOUT THE FUNDS" section are described in greater detail in this section. These risks are more likely to have a material effect on a Fund than other factors potentially affecting that Fund. The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information contains more information about these and other risks.

STOCK MARKET RISK. Because the Funds invest primarily in common stocks, they are subject to stock market risk, which means the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Stock prices may fall over short or extended periods of time. Although common stocks have historically provided long-term returns that are greater than other types of investments, stock returns have also been volatile over shorter periods of time. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Consequently, a Fund's portfolio -- and likewise your investment in that Fund -- will fluctuate in value in response to changes in the stock market, the economy and the activities, financial prospects and results of the individual companies whose stock is held by that Fund.

STYLE RISK. Funds that concentrate their investments in particular styles such as value or growth stocks are subject to the risk that these stocks may be out of favor with investors for an extended period of time. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the Advisor's opinion, undervalued. If the Advisor's perception of a company's value potential is not realized in the expected time frame, a Fund's performance may suffer and the Fund may be unable to take advantage of other investment opportunities. Growth stocks are subject to additional risk because their prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may also not perform as well as value stocks or the stock market in general.

SMALL COMPANY RISK. Small-cap and mid-cap stocks are subject to greater volatility than large-cap stocks because:

- Their issuers may have limited operating histories, fewer financial resources, and inexperienced management, and may be dependent on a small number of products or services.

- They may have low trading volumes, making it difficult for the Fund to sell a particular security, resulting in erratic or abrupt price movements.

SECTOR RISK refers to the chance that a Fund's returns could be hurt significantly by problems affecting a particular market sector, such as technology, to the extent a significant amount of the Fund's assets is invested in that sector.

FOREIGN INVESTMENT RISK. Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities. The price of foreign securities are affected by changes in the currency exchange rates. Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of a Fund's assets to the extent it is invested in securities of foreign issuers. Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers are subject to less governmental regulation and oversight than U.S. issuers. Also, many countries where a Fund invests are not as politically or economically developed as the United States. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund.

In addition, additional costs may be incurred in connection with the Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodian costs, as well as administrative difficulties, may be experienced in connection with maintaining assets in foreign jurisdictions.

SELECTION OF INVESTMENT RISK refers to risk from the Advisor and individual portfolio managers making investment decisions for the Funds. A Fund's assets are invested by the Advisor or portfolio manager for each Fund using investment techniques based on analysis of market sectors and evaluation of individual securities. It is possible the investment decisions based on these analyses and evaluations may be inaccurate.

CONVERTIBLE SECURITY RISK refers to the risk associated with investing in securities that are convertible into common stock, such as debt securities or preferred stock. Convertible securities carry the same risks as investing in fixed income instruments, including credit risk and interest risk. In addition, because the value of a convertible security is affected by the value of the equity security into which it will convert, convertible securities have stock market risk.

TRACKING ERROR RISK. There are several reasons the Enhanced S&P 500 Index Fund's performance may not track the performance of the S&P 500 exactly:

- Unlike the S&P 500, the Fund incurs administrative expenses and transaction costs in trading stocks.

- The composition of the S&P 500 and the stocks held by the Fund will be different.

The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash.

CURRENCY RISK and EXCHANGE RATE RISK refer to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The International Stock Fund and Emerging Markets Equity Fund, and other Funds to the extent any of them hold non-dollar denominated securities, will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency trends are unpredictable.

EMERGING MARKET RISK refers to the increased investment risk associated with investments in issuers based in less developed and developing countries, which are sometimes referred to as emerging markets, such as Eastern Europe, South America or Southeast Asia. The considerations noted above concerning the risk of investing in foreign securities are generally more significant for these investments. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Investments in these countries are subject to severe and abrupt price declines. Markets of developing countries may generally be more volatile than markets of more developed countries. Investments in these markets may involve significantly greater risks, as well as the potential for greater gains. Certain countries have experienced hyperinflation and devaluation of their currencies versus the U.S. dollar, which have adversely affected returns to U.S. investors. In addition, securities of issuers located in these markets may present credit, currency, liquidity, legal, political and other risks different from risks associated with investing in developed countries.

OTHER RISKS

DERIVATIVE RISK

Certain of the Funds may invest their assets in stock futures and option contracts, which are traditional types of derivatives securities. A Fund's use of derivative securities involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. To the extent a Fund uses these securities, they may be exposed to additional volatility and potential losses. Using derivatives involves the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. There is also the risk that the derivative will not correlate well with the security for which it is acting as a substitute or that the Fund cannot sell the derivative because of an illiquid market. The Funds will not use derivatives for speculative purposes or as leveraged investments that may magnify gains or losses. The margin and premiums required to invest in derivatives contracts will not exceed 5% of a Fund's net asset value after taking into account unrealized profits and losses on the contracts. A more complete description of various risks associated with investments in options and financial futures transactions is included in "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information.

LIQUIDITY RISK

The Funds may purchase convertible securities and common stocks which can become difficult to sell for a variety of reasons, such as lack of an active trading market. Foreign securities and derivatives purchased by a Fund, and in particular securities of issuers based in emerging or developing countries, are especially exposed to liquidity risk. Because some of these securities in emerging or developing countries, and securities of issuers with small market capitalizations, do not trade frequently, when they do trade, their price may be substantially higher or lower than had been expected.

DEFINING CAPITALIZATION

A company's market capitalization is its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large-cap; mid-cap; or small-cap.

For More Information


You can find additional information on each Fund's structure and performance in the following documents:

- ANNUAL/SEMIANNUAL REPORTS. While the Prospectus describes each Fund's potential investments, these reports detail the Funds' actual investments as of the report date. Reports include a discussion by Fund management of recent market conditions, economic trends, and Fund strategies that significantly affected each Fund's performance during the reporting period.

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"). A supplement to the Prospectus, the SAI contains further information about each Fund, its Trustees and its investment restrictions, risks and polices.

A current SAI for the Funds is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus. To obtain copies of the SAI or copies of the current annual/semiannual report, without charge, or to make inquiries of the Funds, you may contact:

CMG Fund Trust
1300 S.W. Sixth Avenue
Portland, Oregon 97201
Telephone: 1-800-547-1037

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information regarding the Funds are also on the SEC's Internet website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the SEC's E-mail address at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-5857

--------------------------------------------------------------------------------

                       CMG ENHANCED S&P 500(R) INDEX FUND
                            CMG LARGE CAP GROWTH FUND
                            CMG LARGE CAP VALUE FUND
                             CMG MID CAP GROWTH FUND
                             CMG MID CAP VALUE FUND
                             CMG SMALL/MID CAP FUND
                            CMG SMALL CAP GROWTH FUND
                            CMG SMALL CAP VALUE FUND
                          CMG INTERNATIONAL STOCK FUND
                        CMG EMERGING MARKETS EQUITY FUND
                          PORTFOLIOS OF CMG FUND TRUST

--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                                 CMG Fund Trust
                             1300 S.W. Sixth Avenue
                                  P.O. Box 1350
                             Portland, Oregon 97207
                                 (503) 222-3600

     This Statement of Additional Information contains information relating to CMG Fund Trust (the "Trust") and ten portfolios of the Trust, CMG Enhanced S&P 500(R) Index Fund, CMG Large Cap Growth Fund, CMG Large Cap Value Fund, CMG Mid Cap Growth Fund, CMG Mid Cap Value Fund, CMG Small/Mid Cap Fund, CMG Small Cap Growth Fund, CMG Small Cap Value Fund, CMG International Stock Fund and CMG Emerging Markets Equity Fund (each a "Fund", together the "Funds").

     This Statement of Additional Information is not a Prospectus. It relates to a Prospectus dated January ___, 2004 (the "Prospectus") and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge upon request to the Trust or by calling 1-800-547-1037.


     The Small/Mid Cap Fund's and International Stock Fund's most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS


DESCRIPTION OF THE FUNDS                                                       3
MANAGEMENT                                                                    30
INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES                         51
PORTFOLIO TRANSACTIONS                                                        54
CAPITAL STOCK AND OTHER SECURITIES                                            58
PURCHASE, REDEMPTION AND PRICING OF SHARES                                    58
CUSTODIAN                                                                     60
INDEPENDENT ACCOUNTANTS                                                       61
TAXES                                                                         61
PERFORMANCE                                                                   65
FINANCIAL STATEMENTS                                                          68




                                January ___, 2004

                            DESCRIPTION OF THE FUNDS


     The Trust is an Oregon business trust established under a Restated Declaration of Trust, dated October 13, 1993, as amended. The Trust is an open-end, management investment company comprised of separate portfolios, each of which is treated as a separate fund. There are 22 portfolios established under the Trust: the Funds, CMG Core Plus Bond Fund, CMG Core Bond Fund, CMG Intermediate Bond Fund, CMG Short Term Bond Fund, CMG Ultra Short Term Bond Fund, CMG Government Bond Fund, CMG Corporate Bond Fund, CMG Mortgage and Asset-Backed Securities Fund, CMG High Yield Fund, CMG International Bond Fund, CMG Small Cap Fund and CMG Strategic Equity Fund. With the exception of the International Bond Fund, the CMG Mortgage and Asset-Backed Securities Fund and the CMG Core Plus Bond Fund, each Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. The investment adviser for each of the Funds is Columbia Management Advisors, Inc. (the "Adviser"). See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser.


INVESTMENT OBJECTIVES, POLICIES AND RISKS

     The investment objectives and principal investment strategies and policies of each Fund are described in the Prospectus. None of the Fund's investment objectives may be changed without a vote of its outstanding voting securities. There is no assurance that the Fund will achieve its investment objectives. Under normal conditions, the Funds will invest in equity securities, including securities convertible into equity securities. What follows is additional information regarding securities in which the Fund may invest and investment practices in which it may engage. To determine whether the Fund purchases such securities or engages in such practices, and to what extent, see the chart beginning on page 11 of this Statement of Additional Information.


OPTIONS AND FINANCIAL FUTURES TRANSACTIONS

     Each Fund may invest up to 5% of its net assets in premiums to purchase put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Funds may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Each Fund may enter into closing transactions, exercise its options, or permit the options to expire.

     The Funds may write call options but only if such options are covered. A call option on a security is covered if written on a security the Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount will be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Adviser, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. Each Fund other than Enhanced S&P 500 Index Fund may write such options on up to 25% of its net assets.


     The Funds may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The Funds' investment restrictions do not limit the percentage of the Funds' assets that may be invested in financial futures transactions. Each Fund, however, does not intend to enter into financial futures transactions for which the aggregate initial margin exceeds 5% of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. The Funds may engage in futures transactions only on commodities exchanges or boards of trade.

     The Funds will not engage in transactions in options, financial futures contracts, or options on financial futures contracts for speculation, but only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When a Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Fund will generally invest may be imperfect. Each Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or a Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

     Upon entering into a futures contract, each Fund will be required to deposit with its custodian, in a segregated account, cash or certain U.S. government securities, or any other portfolio assets as permitted by the Securities and Exchange Commission rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, if all contractual obligations have been satisfied.


     The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular option or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; and (d) losses on futures contracts resulting from market movements not anticipated by the Adviser.


FOREIGN CURRENCY TRANSACTIONS

     A Fund may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts

("forwards") with terms generally of less than one year. A Fund may engage in these transactions to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of foreign securities. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. A Fund will enter into forward contracts only for hedging purposes and not for speculation. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of a Fund, based on the Adviser's outlook, with a view to protecting the portfolio from adverse currency movements. Forward contracts involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency moves may not occur exactly as the Adviser expected, so use of forward contracts could adversely affect a Fund's total return.


     A Fund may purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. A Fund uses this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.


     Hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead these costs will, over time, be reflected in a Fund's net asset value per share.

     Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the "Code"). These provisions could result in an increase or decrease in the amount of taxable dividends paid by a Fund and could affect whether distributions by that Fund are classified as capital gains or ordinary income.

FOREIGN SECURITIES


     Although the Funds will generally invest in foreign issuers of developed foreign countries, primarily companies in Canada, Western Europe and Asia, including securities issued by foreign governments, mostly denominated in U.S. dollars, they may from time to time invest in countries with developing or emerging economies. The Emerging Markets Equity Fund may invest all of its assets in the equity securities of issuers located in countries with less developed or developing economies or emerging securities markets. Securities held by a Fund may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its instrumentalities or agencies. The prices of foreign securities denominated in foreign currency are affected by changes in the currency exchange rates. Currency trends are unpredictable. Potential political or economic instability of the country of the issuer, especially in developing or less developed countries (which are sometimes referred to as emerging markets), could cause rapid and extreme changes in the value of a Fund's assets. Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers are subject to less governmental regulation and oversight than

U.S. issuers. Also, many countries where a Fund invests are not as politically or economically developed as the U.S. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Funds. A substantial portion of each of the Emerging Markets Equity Fund's and International Stock Fund's investments may be held in the foreign currency of the country where the investment is made.


     Another risk of investing in foreign securities is that additional costs may be incurred in connection with a Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when a Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

     Securities traded in countries with emerging securities market may be subject to risks in addition to the risks typically posed by global investing due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and political and economic instability. Investments in these countries are subject to severe and abrupt price declines. Certain countries have experienced hyperinflation and devaluation of their currencies versus the U.S. dollar, which have adversely affected returns to U.S. investors. In addition, securities of issuers located in these markets may present credit, currency, liquidity, legal, political and other risks different from risks associated with investing in developed countries.

     For a discussion of the risks of investing in foreign securities, see the Fund's Prospectus under "MORE ABOUT THE FUNDS, MORE ABOUT RISKS."

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. Each Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to the Adviser. There is no limit on the portion of a Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

ILLIQUID SECURITIES

     No illiquid securities will be acquired by any of the Funds if upon the purchase more than 10% of the value of the Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the Securities and Exchange Commission ("SEC"), the following instruments in which the Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days;
(2) restricted securities (securities whose public resale is subject to legal restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.

     Each of the Funds may purchase without limit, however, certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, these securities are considered to be liquid and thus not subject to the Fund's 10% limitation on the investment in restricted or other illiquid securities. Under the supervision of the Trustees of the Trust, the Adviser determines the liquidity of Rule 144A securities and, through reports from the Adviser, the Trustees monitor trading activity in these securities. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer).

CONVERTIBLE SECURITIES AND WARRANTS

     Each Fund may invest in convertible debentures and convertible preferred stock, each convertible into common stock. Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by the Funds in convertible debentures or convertible preferred stock would be a substitute for an investment in the underlying common stock, primarily either in circumstances where only the convertible security is available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.


     The Funds may also invest in warrants, which are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that each Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.


REAL ESTATE INVESTMENT TRUSTS ("REITS")

     REITs are pooled investment vehicles that invest primarily in real estate such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

INVESTMENTS IN SMALL AND UNSEASONED COMPANIES

     Unseasoned companies are companies that have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, small and unseasoned companies often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, the Funds may need to sell them over an extended period or below the original purchase price. Investments by the Funds in these small or unseasoned companies may also be regarded as speculative.

TEMPORARY INVESTMENTS

     When, as a result of market conditions, the Adviser determines a temporary defensive position is warranted to help preserve capital, a Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. The Emerging Markets Equity Fund and International Stock Fund may invest in such securities issued by entities organized in the United States or any foreign country, denominated in U.S. dollars or foreign currency. When a Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

WHEN-ISSUED SECURITIES

     The Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and private placement securities may be sold in this manner. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. A Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when foreign securities are purchased or sold on a when-issued or delayed delivery basis.

DOLLAR ROLL TRANSACTIONS

     A Fund may enter into "dollar roll" transactions, which consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at an agreed price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities.

     A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet their purchase obligations under the transactions.

     Dollar rolls may be treated for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), as borrowings of a Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Fund. For example, while a Fund receives a fee as consideration for agreeing to repurchase the security, a Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Fund, thereby effectively charging that Fund interest on its borrowing. Further, although a Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

BORROWING

     Each Fund may borrow from a bank for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. A Fund's borrowings, however, may not exceed 5% of its gross assets at any time. As previously noted, a Fund also may enter into certain transactions, including reverse repurchase agreements, dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

LOAN TRANSACTIONS


     Loan transactions involve the lending of securities to a broker-dealer or institutional investor for use in connection with short sales, arbitrage, or other securities transactions. If made, loans of a Fund's portfolio securities will be in conformity with applicable federal and state rules and regulations. The purpose of a qualified lending transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.


     It is the view of the Staff of the SEC that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100% collateral in the form of cash, cash equivalents, E.G., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trustees to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

TECHNOLOGY SECTOR

     The Funds may invest a significant portion of their assets in companies in the technology sector. The Funds consider technology to be a sector larger than any one industry. Accordingly, investments by any Fund in companies within the technology sector will not be considered a concentration of investments in an industry.

CHART OF SECURITIES AND INVESTMENT PRACTICES

     Set forth below is a chart detailing the specific securities and investment practices for the Funds. Each of the practices engaged in by the Funds is discussed in detail in the sections of this Statement of Additional Information preceding this chart.

-----------------------------------------------------------------------------------------------------------------------
                                           SECURITIES AND INVESTMENT PRACTICES
-----------------------------------------------------------------------------------------------------------------------
                                   LARGE    LARGE      MID      MID      SMALL/    SMALL     SMALL             EMERGING
                           500      CAP      CAP       CAP      CAP       MID       CAP      CAP      INT'L     MARKETS
                          INDEX    VALUE    GROWTH    VALUE    GROWTH     CAP      VALUE    GROWTH    STOCK      EQUITY
                           FUND     FUND     FUND      FUND     FUND      FUND      FUND     FUND      FUND       FUND
-----------------------------------------------------------------------------------------------------------------------
Domestic Equities            +       +         +         +        +         +         +        +        +          +

Investment Grade             *       *         *         *        *         *         *        *        *          *
Securities

High                        NA      NA        NA        NA       NA        NA        NA       NA       NA         NA
Yield/Non-Investment
Grade Securities

U.S. Government              *       *         *         *        *         *         *        *        *          *
Securities

Foreign Government          NA      NA        NA        NA       NA        NA        NA       NA        *          *
Securities

Domestic Bank                *       *         *         *        *         *         *        *        *          *
Obligations

Commercial Paper             *       *         *         *        *         *         *        *        *          *

Mortgage Backed             NA      NA        NA        NA       NA        NA        NA       NA       NA         NA
Securities

CMOs                        NA      NA        NA        NA       NA        NA        NA       NA       NA         NA

Asset Backed                NA      NA        NA        NA       NA        NA        NA       NA       NA         NA
Securities

Floating or Variable        NA      NA        NA        NA       NA        NA        NA       NA       NA         NA
Rate

Loan Transactions            O       O         O         O        O         O         O        O        O          O

Options & Financial          O       O         O         O        O         O         O        O        O          O
Futures

ADRs                         X       +         +         +        +         +         +        +        +          +

Foreign Equities

     Developed              NA      15%      15%        15%      15%       15%       15%      15%       +          +
     Countries

     Emerging               NA       O%       O%         O%       O%        O%        O%       O%       +          +
     Countries

-----------------------------------------------------------------------------------------------------------------------
                                           SECURITIES AND INVESTMENT PRACTICES
-----------------------------------------------------------------------------------------------------------------------
                                   LARGE    LARGE      MID      MID      SMALL/    SMALL     SMALL             EMERGING
                           500      CAP      CAP       CAP      CAP       MID       CAP      CAP      INT'L     MARKETS
                          INDEX    VALUE    GROWTH    VALUE    GROWTH     CAP      VALUE    GROWTH    STOCK      EQUITY
                           FUND     FUND     FUND      FUND     FUND      FUND      FUND     FUND      FUND       FUND
-----------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income        NA      NA        NA        NA       NA        NA        NA       NA       NA         NA
Securities

Currency Contracts

     Hedging                NA       O         O         O        O         O         O        O        +          +

     Speculation            NA      NA        NA        NA       NA        NA        NA       NA       NA         NA

     Spot Basis             NA       O         O         O        O         O         O        O        +          +

Repurchase Agreements        O       O         O         O        O         O         O        O        O          O

Restricted/ Illiquid
(excluding 144A from
definition of               10%     10%       10%       10%      10%       10%      10%       10%      10%        10%
illiquid)

Convertible Securities       O       +         +         +        +         +         +        +        +          +

Unseasoned/less than
three years operating        5%      5%        5%        5%       5%       10%       10%      10%       5%        10%
history

Small Companies             NA      NA        NA         +        +         +         +        +        O          +

Dollar Roll                  O       O         O         O        O         O         O        O        O          O
Transactions

REITs                        O       O         O         O        O         O         O        O        O          O

When-Issued Securities       O       O         O         O        O         O         O        O        O          O

Zero Coupon/Pay in          NA      NA        NA        NA       NA        NA        NA       NA       NA         NA
Kind

Municipal Bonds             NA      NA        NA        NA       NA        NA        NA       NA       NA         NA

Borrowing                    5%      5%        5%        5%       5%        5%        5%       5%       5%         5%

          +     Permitted - Part of principal investment strategy
          X     Fundamental policy/not permitted
          O     Permitted - Not a principal investment strategy
          *     Temporary Investment or cash management purposes
          %     Percentage of total or net assets that fund may invest
          NA    Non-Fundamental policy/not part of investment strategy-A Fund will not engage in without notice to shareholders

INVESTMENT RESTRICTIONS

     The following is a list of fundamental investment restrictions applicable to the Funds. The Trust may not change these restrictions without a majority vote of the outstanding securities of the applicable Fund. If a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


CMG ENHANCED S&P 500 INDEX FUND

The Fund may not:

     1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

     2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

     3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

     4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").


     5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC");

(b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.


     6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

     7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


     The following is a list of non-fundamental investment restrictions applicable to the CMG Enhanced 500 Index Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 10% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

     3. Invest in companies for the purpose of exercising control or management.


CMG LARGE CAP VALUE FUND


The Fund may not:

     1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

     2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

     3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

     4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

     5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

     6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

     7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

     The following is a list of non-fundamental investment restrictions applicable to the CMG Large Cap Value Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

     3. Invest in companies for the purpose of exercising control or management.


CMG LARGE CAP GROWTH FUND

The Fund may not:

     1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

     2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

     3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

     4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

     5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

     6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), when reselling securities held in its own portfolio.

     7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


     The following is a list of non-fundamental investment restrictions applicable to the CMG Large Cap Growth Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

     3. Invest in companies for the purpose of exercising control or management.


CMG MID CAP VALUE FUND


The Fund may not:

     1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

     2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

     3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

     4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

     5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

     6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

     7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


     The following is a list of non-fundamental investment restrictions applicable to the CMG Mid Cap Value Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

     3. Invest in companies for the purpose of exercising control or management.


CMG MID CAP GROWTH FUND

The Fund may not:

     1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

     2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

     3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

     4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

     5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

     6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

     7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


     The following is a list of non-fundamental investment restrictions applicable to the CMG Mid Cap Growth Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

     3. Invest in companies for the purpose of exercising control or management.


CMG SMALL/MID CAP FUND

The Fund may not:

     1. Buy or sell commodities. The Fund may, however, invest in futures contracts relating to broadly based stock indices, subject to the restrictions set forth below in restriction 15.

     2. Concentrate investments in any industry. The Fund, however, may (a) invest up to 25% of the value of its total assets in any one industry and (b) invest for temporary defensive purposes up to 100% of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     3. The Fund may not purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

     4. Make loans to other persons (except by purchase of short-term commercial paper, repurchase agreements, bonds, debentures, or other debt securities constituting part of an issue). For purposes of this restriction, the making of a loan by the Fund will not include the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, whether or not the purchase is made upon the original issuance of the securities.

     5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of that issuer to be held in the Fund.

     6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5% of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75% of the assets of the Fund.

     7.    Issue senior securities, bonds, or debentures.

     8. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the 1933 Act.

     9. Borrow money in excess of 5% of its net asset value. Any borrowing must only be temporary, from banks, and for extraordinary or emergency purposes.

     10. Invest its assets in the securities of any company if the purchase, at the time thereof, would cause more than 10% of the value of the Fund's total assets to be invested in companies which have a record of less than three years of continuous operation including the operation of predecessors and parents.

     11. Invest in companies for the purpose of exercising control or management.

     12. Engage in short sales of securities except to the extent that such sales are "against the box"; that is, only to the extent the Fund owns the securities sold short or owns other securities convertible into an equivalent amount of securities sold short. Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10% of the value of the Fund's net assets may, at the time, be held as collateral for such sales.

     13. Buy and sell puts and calls on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.


     The following is a list of non-fundamental investment restrictions applicable to the CMG Small/Mid Cap Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase illiquid securities, if upon the purchase more than 10% of the value of the Fund's net assets would consist of these securities. See "DESCRIPTION OF THE FUNDS, INVESTMENT OBJECTIVES, POLICIES AND RISKS" for a complete discussion of illiquid securities.


CMG SMALL CAP VALUE FUND


The Fund may not:

     1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

     2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

     3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

     4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").


     5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.


     6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), when reselling securities held in its own portfolio.

     7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

     The following is a list of non-fundamental investment restrictions applicable to the CMG Small Cap Value Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 10% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

     3. Invest in companies for the purpose of exercising control or management.


CMG SMALL CAP GROWTH FUND

The Fund may not:

     1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

     2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

     3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

     4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

     5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

     6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

     7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


     The following is a list of non-fundamental investment restrictions applicable to the CMG Small Cap Growth Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 10% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

     3. Invest in companies for the purpose of exercising control or management.

CMG INTERNATIONAL STOCK FUND

The Fund may not:

     1. Buy or sell commodities. However, the Fund may invest in futures contracts or options on such contracts relating to broadly based stock indices, subject to the restrictions set forth below in restriction 15, and may enter into foreign currency transactions.

     2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25% of the value of its assets in any one industry and (b) invest for temporary defensive purposes up to 100% of the value of its assets in securities issued or guaranteed by the United States or its agencies or instrumentalities.

     3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which deal in real estate or interests therein.

     4. The Fund will not make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

     5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of that issuer to be held by the Fund.

     6. Purchase the securities of any issuer (including any foreign government issuer) if the purchase, at the time thereof, would cause more than 5% of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. government and its agencies and instrumentalities), with reference to 75% of the assets of the Fund.

     7.    Issue senior securities, bonds, or debentures.

     8. Underwrite securities of other issuers, except that the International Stock Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the 1933 Act.

     9. Borrow money, except temporarily for extraordinary or emergency purposes. For all amounts borrowed, the Fund will maintain an asset coverage of 300%. The Fund will not make any additional investments while borrowings exceed 5% of the Fund's total assets.

     10. Invest its funds in the securities of any company if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in companies which have a record of less than three years of continuous operation, including operation of predecessors and parents.

     11. Invest in companies for the purpose of exercising control or management.

     12. Engage in short sales of securities except to the extent that the Fund owns other securities convertible into an equivalent amount of such securities. Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5% of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

     13. Buy and sell puts and calls on securities, stock index futures, or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a recognized securities association or are listed on a recognized securities or commodities exchange or similar entity.


     The following is a list of non-fundamental investment restrictions applicable to the CMG International Stock Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase illiquid securities, if upon the purchase more than 10% of the value of the Fund's assets (taken at current value) would consist of these securities. See "DESCRIPTION OF THE FUNDS, INVESTMENT OBJECTIVES, POLICIES AND RISKS" for a complete discussion of illiquid securities.


CMG EMERGING MARKETS EQUITY FUND


The Fund may not:

     1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

     2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

     3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

     4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").


     5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.


     6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.


     7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

     The following is a list of non-fundamental investment restrictions applicable to the CMG Emerging Markets Equity Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


     The Fund may not:

     1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

     2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

     3. Invest in companies for the purpose of exercising control or management.

                                   MANAGEMENT


     The Trust is managed under the general supervision of the trustees of the Trust, which has responsibility for overseeing decisions relating to the investment policies and goals of the Funds. The names, addresses and ages of the trustees and officers of the Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each trustee and other directorships they hold are shown below. Each Trustee serves for an indefinite term until the date the Trustee resigns, retires or is removed in accordance with the bylaws of the Trust. There is no family relationship between any of the trustees.


TRUSTEES AND OFFICERS

DISINTERESTED TRUSTEES:


                                                                                         NUMBER OF
                                            TERM OF                                     PORTFOLIOS
                                           OFFICE AND                                     IN FUND           OTHER
                         POSITION(S)       LENGTH OF            PRINCIPAL                 COMPLEX       DIRECTORSHIPS
NAME, ADDRESS             HELD WITH           TIME            OCCUPATION(S)             OVERSEEN BY        HELD BY
   AND AGE                  FUNDS          SERVED (1)      DURING PAST 5 YEARS          TRUSTEE(1)         TRUSTEE
--------------------     -----------     ------------     --------------------          -----------     -------------
Douglas A. Hacker        Trustee         Since 1996       Executive Vice                    118         None
P.O. Box 66100                                            President-- Strategy of
Chicago, IL  60666                                        United Airlines (airline)
(47 years old)                                            since December 2002
                                                          (formerly President of
                                                          UAL Loyalty Services from
                                                          September 2001 to
                                                          December 2002; Executive
                                                          Vice President and Chief
                                                          Financial Officer from
                                                          July 1999 to September
                                                          2001, and Senior Vice
                                                          President and Chief
                                                          Financial Officer from
                                                          July 1994 to July 1999 of
                                                          United Airlines).

Janet Langford Kelly     Trustee         Since 1996       Executive Vice                    118         None
One Kellogg Square                                        President -- Corporate
Battle Creek, MI                                          Development and
49016                                                     Administration, General
(45 years old)                                            Counsel and Secretary,
                                                          Kellogg Company (food
                                                          manufacturer)

                                                                                         NUMBER OF
                                            TERM OF                                     PORTFOLIOS
                                           OFFICE AND                                     IN FUND           OTHER
                         POSITION(S)       LENGTH OF            PRINCIPAL                 COMPLEX       DIRECTORSHIPS
NAME, ADDRESS             HELD WITH           TIME            OCCUPATION(S)             OVERSEEN BY        HELD BY
   AND AGE                  FUNDS          SERVED (1)      DURING PAST 5 YEARS          TRUSTEE(1)         TRUSTEE
--------------------     -----------     ------------     --------------------          -----------     -------------
                                                          since September 1999;
                                                          (formerly Senior Vice
                                                          President, Secretary and
                                                          General Counsel, Sara Lee
                                                          Corporation (branded,
                                                          packaged,
                                                          consumer-products
                                                          manufacturer) from
                                                          January 1995 to September
                                                          1999).

Richard L. Lowry         Trustee         Since 1995       Private investor since           120(2)       None
10701 Charleston Dr.                                      August 1987 (formerly
Vero Beach, FL 32963                                      Chairman and Chief
(67 years old)                                            Executive Officer, U.S.
                                                          Plywood Corporation
                                                          (building products
                                                          manufacturer)).

Charles R. Nelson        Trustee         Since 1981       Professor of Economics,          118          None
Department of                                             University of Washington,
Economics                                                 since January 1976; Ford
University of                                             and Louisa Van Voorhis
Washington                                                Professor of Political
Seattle, WA 98195                                         Economy, University of
(61 years old)                                            Washington, since
                                                          September 1993; Director,
                                                          Institute for Economic
                                                          Research, University of
                                                          Washington, since
                                                          September 2001; Adjunct
                                                          Professor of Statistics,
                                                          University of Washington
                                                          since September 1980;
                                                          Associate Editor, Journal
                                                          of Money Credit and
                                                          Banking, since September

                                                                                         NUMBER OF
                                            TERM OF                                     PORTFOLIOS
                                           OFFICE AND                                     IN FUND           OTHER
                         POSITION(S)       LENGTH OF            PRINCIPAL                 COMPLEX       DIRECTORSHIPS
NAME, ADDRESS             HELD WITH           TIME            OCCUPATION(S)             OVERSEEN BY        HELD BY
   AND AGE                  FUNDS          SERVED (1)      DURING PAST 5 YEARS          TRUSTEE(1)         TRUSTEE
--------------------     -----------     ------------     --------------------          -----------     -------------
                                                          1993; consultant on
                                                          econometric and
                                                          statistical matters.

John J. Neuhauser        Trustee         Since 1985       Academic Vice President        121(2)(3)      Saucony, Inc.
84 College Road                                           and Dean of Faculties                         (athletic
Chestnut Hill, MA                                         since August 1999, Boston                     footwear).
02467-3838                                                College (formerly Dean,
(60 years old)                                            Boston College School of
                                                          Management from September
                                                          1977 to September 1999).

Patrick J. Simpson       Trustee         Since 2000       Lawyer, Perkins                118            None
1211 S.W. 5th Avenue                                      Coie LLP.
Suite 1500
Portland, OR 97204
(58 years old)

Thomas E. Stitzel        Trustee         Since 1998       Business consultant since      118            None
2208 Tawny Woods Pl.                                      1999 (formerly Professor
Boise, ID 83706                                           of Finance from 1975 to
(67 years old)                                            1999 and Dean from 1977
                                                          to 1991, College of
                                                          Business, Boise State
                                                          University); Chartered
                                                          Financial Analyst.

                                                                                         NUMBER OF
                                            TERM OF                                     PORTFOLIOS
                                           OFFICE AND                                     IN FUND           OTHER
                         POSITION(S)       LENGTH OF            PRINCIPAL                 COMPLEX       DIRECTORSHIPS
NAME, ADDRESS             HELD WITH           TIME            OCCUPATION(S)             OVERSEEN BY        HELD BY
   AND AGE                  FUNDS          SERVED (1)      DURING PAST 5 YEARS          TRUSTEE(1)         TRUSTEE
--------------------     -----------     ------------     --------------------          -----------     -------------
Thomas C. Theobald       Trustee         Since 1996       Managing Director,             118            Anixter
27 West Monroe                                            William Blair                                 International
Street,                                                   Capital Partners                              (network
Suite 3500                                                (private equity                               support
Chicago, IL 60606                                         investing) since                              equipment
(66 years old)                                            September 1994.                               distributor),
                                                                                                        Jones Lang
                                                                                                        LaSalle (real
                                                                                                        estate
                                                                                                        management
                                                                                                        services),
                                                                                                        MONY Group
                                                                                                        (life
                                                                                                        insurance)
                                                                                                        and Ventas,
                                                                                                        Inc.
                                                                                                        (healthcare
                                                                                                        REIT).

Anne-Lee Verville        Trustee         Since 1998       Author and speaker on            119(3)       Chairman of
359 Stickney Hill Rd.                                     educational systems needs                     the Board,
Hopkinton, NH 03229                                       (formerly General                             Enesco Group,
(58 years old)                                            Manager, Global Education                     Inc.
                                                          Industry from 1994 to                         (designed,
                                                          1997, and President,                          imported and
                                                          Applications Solutions                        distributed
                                                          Division from 1991 to                         giftware and
                                                          1994, IBM Corporation                         collectibles).
                                                          (global education and
                                                          global applications)).

Richard L. Woolworth     Trustee         Since 1991       Chairman/CEO, The Regence        118          The Regence
100 S.W. Market St.                                       Group (a healthcare                           Group,
#1500                                                     maintenance                                   Regence
Portland, OR 97207                                        organization).                                BlueCross
(62 years old)                                                                                          BlueShield of
                                                                                                        Oregon; NW
                                                                                                        Natural, a
                                                                                                        natural gas
                                                                                                        service
                                                                                                        provider

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS:


                                                                                         NUMBER OF
                                            TERM OF                                     PORTFOLIOS
                                           OFFICE AND                                     IN FUND           OTHER
                         POSITION(S)       LENGTH OF            PRINCIPAL                 COMPLEX       DIRECTORSHIPS
NAME, ADDRESS             HELD WITH           TIME            OCCUPATION(S)             OVERSEEN BY        HELD BY
   AND AGE                  FUNDS          SERVED (1)      DURING PAST 5 YEARS          TRUSTEE(1)         TRUSTEE
--------------------     -----------     ------------     --------------------          -----------     -------------
Vicki L. Benjamin        Chief           Since October    Controller of the Liberty
One Financial Center     Accounting      2003             Funds and of the Liberty
Boston, MA  02111        Officer                          All- Star Funds since May
(42 years old)                                            2002; Chief Accounting
                                                          Officer of the Liberty
                                                          Funds and Liberty
                                                          All-Star Funds since June
                                                          2001; Controller and
                                                          Chief Accounting Officer
                                                          of the Galaxy Funds since
                                                          September 2002 (formerly
                                                          Vice President and
                                                          Principal Accounting
                                                          Officer of the Funds from
                                                          July 2003 to October
                                                          2003; Vice President,
                                                          Corporate Audit, State
                                                          Street Bank and Trust
                                                          Company from May 1998 to
                                                          April 2001; Audit Manager
                                                          from July 1994 to June
                                                          1997; Senior Audit
                                                          Manager from July 1997 to
                                                          May 1998, Coopers &
                                                          Lybrand, LLP.

                                                                                         NUMBER OF
                                            TERM OF                                     PORTFOLIOS
                                           OFFICE AND                                     IN FUND           OTHER
                         POSITION(S)       LENGTH OF            PRINCIPAL                 COMPLEX       DIRECTORSHIPS
NAME, ADDRESS             HELD WITH           TIME            OCCUPATION(S)             OVERSEEN BY        HELD BY
   AND AGE                  FUNDS          SERVED (1)      DURING PAST 5 YEARS          TRUSTEE(1)         TRUSTEE
--------------------     -----------     ------------     --------------------          -----------     -------------
Michael Clarke           Controller      Since October    Assistant Treasurer of
245 Summer Street        and             2003             Liberty Funds and Liberty
Boston, MA 02110         Assistant                        All-Star Funds; Head of
(33 years old)           Treasurer                        Compliance & Trustee
                                                          Reporting, Columbia
                                                          Management Group; Prior
                                                          to his current positions,
                                                          Mr. Clarke was Vice
                                                          President, Product
                                                          Development, Liberty
                                                          Funds Group LLC;
                                                          Assistant Vice President,
                                                          Fund Administration,
                                                          Liberty Funds Group LLC;
                                                          Audit Manager, Deloitte &
                                                          Touche LLP.

J. Kevin Connaughton     Treasurer       Since October    Treasurer of Liberty
245 Summer Street                        2003             Funds, Liberty All-Star
Boston, MA  02110                                         Funds, Stein Roe Funds
(39 years old)                                            and Galaxy Funds; Senior
                                                          Vice President of Liberty
                                                          Funds Group LLC. Prior to
                                                          his current positions,
                                                          Mr. Connaughton was Chief
                                                          Financial Officer of the
                                                          Funds from December 2002
                                                          to October 2003,
                                                          Controller of Liberty
                                                          Funds, Liberty All-Star
                                                          Funds and Stein Roe
                                                          Funds; Vice President of
                                                          Liberty Funds Group LLC
                                                          and Colonial Management
                                                          Associates, Inc.;

                                                                                         NUMBER OF
                                            TERM OF                                     PORTFOLIOS
                                           OFFICE AND                                     IN FUND           OTHER
                         POSITION(S)       LENGTH OF            PRINCIPAL                 COMPLEX       DIRECTORSHIPS
NAME, ADDRESS             HELD WITH           TIME            OCCUPATION(S)             OVERSEEN BY        HELD BY
   AND AGE                  FUNDS          SERVED (1)      DURING PAST 5 YEARS          TRUSTEE(1)         TRUSTEE
--------------------     -----------     ------------     --------------------          -----------     -------------
                                                          Senior Tax Manager,
                                                          Coopers & Lybrand LLP.

William E. Mayer         Trustee         Since 1994       Managing Partner, Park         120(2)(4)      Lee
399 Park Avenue                                           Avenue Equity Partners                        Enterprises
Suite 3204                                                (private equity) since                        (print media),
New York, NY 10022                                        February 1999 (formerly                       WR Hambrecht +
(63 years old)                                            Founding partner,                             Co. (financial
                                                          Development Capital LLC                       service
                                                          from November 1996 to                         provider),
                                                          February 1999).                               First Health
                                                                                                        (healthcare)
                                                                                                        and the
                                                                                                        Reader's
                                                                                                        Digest
                                                                                                        Association,
                                                                                                        Inc.
                                                                                                        (publishing).

Joseph R. Palombo        Trustee         Trustee          Executive Vice President       119(4)         None
245 Summer Street        and             Since 2000;      and Chief Operating
Boston, MA 02210         President       President        Officer of CMG since
(50 years old)                           since October    December 2001; Director,
                                         2003             Executive Vice President
                                                          and Chief Operating
                                                          Officer of the Adviser
                                                          since April 2003
                                                          (formerly Chief
                                                          Operations Officer of
                                                          Mutual Funds, Liberty
                                                          Financial Companies, Inc.
                                                          from August 2000 to
                                                          November, 2001; Vice
                                                          President of the Columbia
                                                          Funds from January 2003
                                                          to October 2003;
                                                          Executive Vice President
                                                          of Stein Roe & Farnham
                                                          Incorporated (Stein Roe)
                                                          from April 1999 to April
                                                          2003; Director of
                                                          Colonial

                                                                                         NUMBER OF
                                            TERM OF                                     PORTFOLIOS
                                           OFFICE AND                                     IN FUND           OTHER
                         POSITION(S)       LENGTH OF            PRINCIPAL                 COMPLEX       DIRECTORSHIPS
NAME, ADDRESS             HELD WITH           TIME            OCCUPATION(S)             OVERSEEN BY        HELD BY
   AND AGE                  FUNDS          SERVED (1)      DURING PAST 5 YEARS          TRUSTEE(1)         TRUSTEE
--------------------     -----------     ------------     --------------------          -----------     -------------
                                                          Management Associates,
                                                          Inc. from April 1999 to
                                                          April 2003; Director of
                                                          Stein Roe from September
                                                          2000 to April 2003);
                                                          President of Liberty
                                                          Funds and Galaxy Funds
                                                          since February 2003
                                                          (formerly Vice President
                                                          from September 2002 to
                                                          February 2003); Manager
                                                          of Stein Roe Floating
                                                          Rate Limited Liability
                                                          Company since October
                                                          2000 (formerly Vice
                                                          President of Liberty
                                                          Funds from April, 1999 to
                                                          August 2000; Chief
                                                          Operating Officer and
                                                          Chief Compliance Officer,
                                                          Putnam Mutual Funds from
                                                          December 1993 to March
                                                          1999).

Mark A. Wentzien         Secretary       Since 2000       Vice President of the
1300 SW Sixth Ave.                                        Adviser. Prior to his
Portland, OR 97207                                        current positions, Mr.
(43 years old)                                            Wentzien was Associate
                                                          Counsel of the Adviser.



----------
(1) "Fund Complex" consists of the Funds and all other registered funds managed by the Adviser and its affiliates and is referred to as the "Columbia Funds Complex." As of December 31, 2003, the Columbia Funds Complex consisted of the Funds (of which 12 of the Trust's 22 portfolios had begun investment operations), the 15 Columbia Funds, each an open-end investment management company, approximately 85 open-end and closed-end management investment company portfolios formerly known as the Liberty Funds family of funds (the "Columbia Funds"). In addition, the Columbia Funds Complex includes 2 closed-end management investment portfolios known as the All-Star Funds and one limited liability company. On October 7, 2003, the boards of trustees of the Liberty Funds and the boards of trustees/directors of CMG Fund Trust and the 15 Columbia Funds were effectively combined into a single board overseeing all of the Columbia Funds. The date shown is the earliest dates on which a trustee was elected to either the Trust or the former Liberty Funds board. The All-Star Funds, part of the Columbia Funds Complex, have separate boards of directors.

(2) In addition to serving as a disinterested trustee of the Columbia Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as directors of the Liberty All-Star Funds, currently consisting of two funds, which are advised by an affiliate of the Adviser.

(3) In addition to serving as a disinterested trustee of the Columbia Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is managed by the Adviser. In addition to serving as an interested trustee of the Columbia Funds, Mr. Palombo is an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC.

(4) "Interested person" as defined by the 1940 Act. Mr. Mayer is an interested person because of his affiliation with WR Hambrecht + Co. WR Hambrecht + Co. is a registered broker-dealer and over the past six months the Funds have, from time to time, used WR Hambrecht + Co. to execute portfolio transactions. Mr. Palombo is an interested person as a director and officer of the Adviser and shareholder of the ultimate parent of the Adviser.


BOARD OF TRUSTEES


     The trustees of the Trust are responsible for overseeing decisions relating to the investment policies and objectives of the Funds. The Trust hires other parties who are responsible for the day-to-day operations of the Funds, such as the Adviser, transfer agent and custodian. The trustees meet four times a year to review each Fund's activities. In addition, the trustees meet once a year for a general industry update and continuing education meeting.

     The Trust has four standing committees, the Investment Oversight Committee, the Audit Committee, the Advisory Fees & Expenses Committee and the Governance Committee. The Investment Oversight Committee is divided into four subcommittees, each responsible for reviewing the investment performance of assigned Columbia Funds. These subcommittees meet four times a year. The Audit Committee, composed of Ms. Verville and Messrs. Hacker, Stitzel and Woolworth, considers and engages, on an annual basis, the independent auditors for each of the Funds, reviews with management and the independent auditors the financial statements included in the Fund's Annual Report to Shareholders, and generally oversees the audit process. For the period January 1, 2003 through December ___, 2003, the Audit Committee convened _____ times.

     The Advisory Fees & Expenses Committee, composed of Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser, is responsible for reviewing and making recommendations to the Board of Trustees as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. The Advisory Fees & Expenses Committee was formed in [November 2003 and did not convene during 2003].

     The Governance Committee is composed of Messrs. Lowry, Mayer, Simpson and Theobald. The Governance Committee's functions include recommending to the Board of Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the

Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities, and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will not consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Trust. The Governance Committee was formed in [November 2003 and did not convene during 2003].

     The following table sets forth the dollar range of shares owned by each trustee as of July 31, 2003 of (i) the Funds and (ii) all of the funds in the same family of investment companies as the Funds. As of the date of this Statement of Additional Information, only the Core Bond Fund, the Short Term Bond Fund and the High Yield Bond Fund have commenced investment operations. As of the date of this Statement of Additional Information, the Emerging Markets Equity Fund has not commenced investment operations.


DISINTERESTED TRUSTEES:


                                              DOUGLAS A.     JANET LANGFORD    RICHARD W.
               NAME OF FUND                    HACKER             KELLY          LOWRY
-----------------------------------------   -------------   ----------------   ----------
CMG Small/Mid Cap Fund                      None            None               None
CMG International Stock Fund                None            None               None
CMG Enhanced S&P 500 Fund                   None            None               None
CMG Small Cap Value Fund                    None            None               None
CMG Small Cap Growth Fund                   None            None               None
CMG Mid Cap Value Fund                      None            None               None
CMG Mid Cap Growth Fund                     None            None               None
CMG Large Cap Growth Fund                   None            None               None
CMG Large Cap Value Fund                    None            None               None
AGGREGATE DOLLAR RANGE  OF FUND SHARES IN   OVER $100,000   OVER $100,000      $1-$50,000
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:



                                            DR. CHARLES R.      JOHN J.
               NAME OF FUND                     NELSON         NEUHAUSER
-----------------------------------------   -------------   ----------------
CMG Small/Mid Cap Fund                      None            None
CMG International Stock Fund                None            None
CMG Enhanced S&P 500 Fund                   None            None
CMG Small Cap Value Fund                    None            None
CMG Small Cap Growth Fund                   None            None
CMG Mid Cap Value Fund                      None            None
CMG Mid Cap Growth Fund                     None            None
CMG Large Cap Growth Fund                   None            None
CMG Large Cap Value Fund                    None            None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN    OVER $100,000   OVER $100,000
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:



                                              PATRICK J.          THOMAS E.
               NAME OF FUND                   SIMPSON             STITZEL
-----------------------------------------   ----------------   -------------
CMG Small/Mid Cap Fund                      None               None
CMG International Stock Fund                None               None

CMG Enhanced S&P 500 Fund                   None               None
CMG Small Cap Value Fund                    None               None
CMG Small Cap Growth Fund                   None               None
CMG Mid Cap Value Fund                      None               None
CMG Mid Cap Growth Fund                     None               None
CMG Large Cap Growth Fund                   None               None
CMG Large Cap Value Fund                    None               None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN    $50,001-$100,000   $50,001-$100,000
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:



                                                THOMAS C.         ANNE-LEE       RICHARD W.
               NAME OF FUND                     THEOBALD          VERVILLE       WOOLWORTH
-----------------------------------------   ----------------   -------------   -------------
CMG Small/Mid Cap Fund                      None               None            None
CMG International Stock Fund                None               None            None
CMG Enhanced S&P 500 Fund                   None               None            None
CMG Small Cap Value Fund                    None               None            None
CMG Small Cap Growth Fund                   None               None            None
CMG Mid Cap Value Fund                      None               None            None
CMG Mid Cap Growth Fund                     None               None            None
CMG Large Cap Growth Fund                   None               None            None
CMG Large Cap Value Fund                    None               None            None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN    OVER $100,000      NONE*           OVER $100,000
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:



INTERESTED TRUSTEES:



                                               WILLIAM E.        JOSEPH A.
               NAME OF FUND                      MAYER           PALOMBO
-----------------------------------------   ----------------   -------------
CMG Small/Mid Cap Fund                      None               None
CMG International Stock Fund                None               None
CMG Enhanced S&P 500 Fund                   None               None
CMG Small Cap Value Fund                    None               None
CMG Small Cap Growth Fund                   None               None
CMG Mid Cap Value Fund                      None               None
CMG Mid Cap Growth Fund                     None               None
CMG Large Cap Growth Fund                   None               None
CMG Large Cap Value Fund                    None               None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN    NONE               NONE
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:



----------
* Because Ms. Verville's share ownership in the Liberty Funds is held through her deferred compensation plan, her ownership is not required to be disclosed.



As of July 31, 2003, none of the disinterested directors or nominees or members of their immediate families owned any securities of the Adviser or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser.

     As of July 31, 2003, none of the disinterested trustees or members of their immediate families owned any securities of the Adviser or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

     Each of the Funds has entered into an investment advisory contract with the Adviser. The existing contract for each Fund other than the Small/Mid Cap Fund and the International Stock Fund was initially considered and approved by the Board and the disinterested trustees at an in-person meeting held on January 29, 2003. The investment advisory contract is subject to annual approval by the trustees, including a majority of disinterested trustees. In determining the reasonableness of the advisory fees under the contract, the trustees considered several factors, including:

  - The nature and quality of services to be provided to the Funds' shareholders,
  - Fall-out benefits to be realized by the Adviser from service as adviser to the Funds, and
  -  A comparison of the fee structures of other mutual funds.

     In reviewing the quality of services provided by the Adviser the trustees examined each Fund's management fee compared to fees of other mutual funds with similar investment objectives. In addition, the trustees assessed the proposed portfolio managers and day-to-day management of the Funds, reviewing information provided at the meeting at which the contract was approved. The trustees considered the quality of the administrative services to be provided by the Adviser to the Funds and the financial and other resources of the Adviser and its parent companies.

     The trustees reviewed the estimated overall expense ratios and fee structure of the Funds. The trustees considered the additional benefits to the Adviser that may result from its relationship with the Funds, including soft dollar benefits. The trustees also considered the benefits to affiliates of the Adviser as the result of its management of the Funds, including Liberty Funds Services, Inc., the Funds' transfer agent, Colonial Management Associates, Inc., the Funds' administrator, and certain brokerage firms affiliated with the Adviser which may execute trades for the Funds from time to time.

     After considering these and other factors, and each Fund's specific circumstances, the trustees concluded that each Fund's advisory contract with the Adviser was reasonable for such Fund and in the best interests of its shareholders. During their deliberations, the trustees requested from the Adviser all information reasonably necessary for the trustees to evaluate the advisory contract for each of the Funds. The disinterested trustees were also assisted by, and met separately with, their independent counsel. See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser and the Funds' investment advisory contract.

     The existing contracts for the Small/Mid Cap Fund and International Stock Fund were considered and approved by the Board and the independent trustees at an in-person meeting held in April 2002. In determining the reasonableness of the advisory fees under each of these two contracts, the trustees considered several factors, including:

  -  The nature and quality of services provided to the Fund's shareholders,
  -  The profitability of the advisory contract for the Adviser,
  - Fall-out benefits realized by the Adviser from service as adviser to the Fund,
  -  A comparison of the fee structures of other mutual funds, and
  - The existence of economies of scale with respect to the provision of investment advice to the Funds.

     In reviewing the quality of services provided by the Adviser, the Trustees examined the performance of each Fund compared to other mutual funds with similar investment objectives and against one or more securities indices that were considered appropriate. Performance of the International Stock Fund over one, three and five-year periods were reviewed as well as rankings and ratings from Morningstar Inc. and Lipper Inc., placing more emphasis on the three and five-year results, which analysis reflected performance superior to that of the average funds in their categories. The Small/Mid Cap Fund had only been in operation for sixteen months at the time the advisory contract was renewed and, accordingly, less emphasis was placed on its performance. In addition, the trustees assessed the day-to-day management of these two Funds, reviewing information provided at the meeting at which the contract was approved and at earlier meetings during the fiscal year. The trustees considered the quality of the administrative services provided by the Adviser to each of the Funds and the financial and other resources of the Adviser and its parent companies.

     The trustees reviewed overall expense ratios of each Fund, including the aggregate expenses of each Fund to its net assets, as well as several individual expense items to each Fund's net assets such as the management fee, transfer agent fee, and custodian fee.

     The trustees reviewed data related to the profitability of the Adviser with respect to its contract with these two Funds. The trustees considered the additional benefits to the Adviser as a result of its relationship with the two Funds, including soft dollar benefits. The trustees also considered the benefits to affiliates of the Adviser as the result of its management of the two Funds, including Columbia Trust Company, which prior to October 18, 2002 served as transfer agent for the Funds, Columbia Funds Services, Inc., the Funds' current transfer agent, Columbia Management Advisors, Inc., the Funds' current administrator, and certain brokerage firms affiliated with the Adviser which executed trades for the Funds from time to time.

     After considering these and other factors, and each of the Small/Mid Cap Fund's and International Stock Fund's specific circumstances, the trustees concluded that each Fund's advisory contract with the Adviser was reasonable for the Fund and in the best interests of shareholders. During their deliberations, the trustees requested from the Adviser all information reasonably necessary for the trustees to evaluate the advisory contract for the two Funds. The disinterested trustees were also assisted by, and met separately with, their independent counsel.

     The Board and the disinterested trustees approved an amendment to the investment advisory contract for each of the Small/Mid Cap Fund and International Stock Fund at an in-person meeting on January 29, 2003. The investment advisory contract for each of these two

Funds was modified to implement a new unified management fee equal to the existing management fee for each Fund approved in April 2002, except now most of the Funds' expenses of operations are included within the unified fee paid to the Adviser. In addition, the Adviser agreed to indefinitely reimburse each Fund to the extent its expenses exceed the unified management fee. The overall effect is a reduction in expenses for each Fund's shareholders.

     See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser and each Fund's investment advisory contract.

TRUSTEE COMPENSATION

     Each disinterested trustee of the Trust receives compensation for his or her services as a trustee of the Trust and director of the funds in the Columbia Funds Complex. For such services, each disinterested trustee receives an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint board meeting in 2003 and $1,000 for each special telephonic joint board meeting. Each director and trustee is reimbursed for expenses incurred in attending all meetings. The chair of the Audit Committee receives an annual retainer of $10,000 and the chairs of each of the Contracts Committee and the Governance Committee receives an annual retainer of $5,000. Committee members receive an annual retainer of $2,000 for each meeting of the Audit Committee and $1,500 for each meeting of the other committees.

     The following table sets forth the compensation received by trustees of the Trust for the fiscal year ended July 31, 2003.

DISINTERESTED TRUSTEES



                                                                               TOTAL COMPENSATION FROM
                                           AGGREGATE COMPENSATION               THE TRUST AND COLUMBIA
         TRUSTEE                                  FROM TRUST                        FUNDS COMPLEX(1)
---------------------------------     ---------------------------------     ----------------------------
James C. George(2)                               $  9,208                             $  57,000
Douglas A. Hacker(3)                             $      0                             $  98,000
Janet Langford Kelly(3)                          $      0                             $   97,00
Richard W. Lowry(3)                              $      0                             $ 124,806
Charles R. Nelson(4)                             $      0                             $ 120,182
John J. Neuhauser(3)                             $      0                             $ 124,974
Patrick J. Simpson                               $  9,208                             $  57,000
Thomas E. Stitzel(3)                             $      0                             $  98,000
Thomas C. Theobald(3)                            $      0                             $ 102,000
Anne-Lee Verville(3)                             $      0                             $ 102,000
Richard L. Woolworth                             $  9,208                             $  57,000

INTERESTED TRUSTEES



                                                                               TOTAL COMPENSATION FROM
                                           AGGREGATE COMPENSATION               THE TRUST AND COLUMBIA
         TRUSTEE                                  FROM TRUST                        FUNDS COMPLEX(1)
---------------------------------     ---------------------------------     ----------------------------
William E. Mayer(3)                              $      0                             $ 127,806
Joseph A. Palombo(5)                             $      0                             $       0



(1) These amounts reflect the total compensation paid to each trustee for his service (i) as a trustee of the Trust for the fiscal year ended October 31, 2002 and (ii) as a director of the 15 Columbia Funds for the calendar year ended December 31, 2002, which the most recently completed fiscal year for each of the Columbia Funds.

(2)  Mr. George resigned as a trustee on October 7, 2003.

(3) Each of Ms. Verville, Ms. Kelly and Messrs. Hacker, Lowry, Mayer, Neuhauser, Palombo, Stitzel and Theobald was elected a trustee of the Trust on October 7, 2003 and did not serve as a trustee of the Trust during 2002. The compensation amounts for each of them reflect their total compensation paid for service during 2002 as a trustee or director of funds formerly known as the Liberty Funds family of funds now part of the Columbia Funds Complex.

(4) Dr. Nelson was elected as a trustee of the Trust on January 27, 2003 and received no compensation from the Trust in 2002. Dr. Nelson was elected as a director of each of the Columbia Funds in July 2002. Dr. Nelson's total compensation includes compensation for his service in 2002 as an independent trustee of the funds formerly known as the Liberty Funds.

(5) Mr. Palombo does not receive compensation from the Trust because he is an employee of the Adviser.

SHARE OWNERSHIP

     As of the date of this Statement of Additional Information, there were no shareholders of the Emerging Markets Equity Fund.

     At January 31, 2003, officers and directors of the Funds other than the Emerging Markets Equity Fund, in the aggregate, owned of record or beneficially less than 1% of the total outstanding shares of those Funds.

     At September 30, 2003, to the knowledge of the Trust, the following persons owned of record or beneficially more than 5% of the outstanding shares of the
Funds:



                                                      SHARES BENEFICIALLY OWNED AT
NAME AND ADDRESS                                           SEPTEMBER 30, 2003
---------------------------------                     ----------------------------
CMG ENHANCED S & P 500 INDEX FUND

FLEET NATIONAL BANK                                      1,569,661.8050    (62.43%)
FBO CMC OMNIBUS C/C
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                        615,130.6660    (24.46%)
FBO CMC OMNIBUS C/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

                                                      SHARES BENEFICIALLY OWNED AT
NAME AND ADDRESS                                           SEPTEMBER 30, 2003
---------------------------------                     ----------------------------
FLEET NATIONAL BANK                                        329,550.3800    (13.11%)
FBO CMC OMNIBUS R/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

CMG LARGE CAP GROWTH FUND

FLEET NATIONAL BANK                                        450,000.0000    (54.49%)
FBO CMC OMNIBUS C/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                        375,778.3550    (45.50%)
FBO CMC OMNIBUS R/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

CMG LARGE CAP VALUE FUND

FLEET NATIONAL BANK                                        450,000.0000    (54.32%)
FBO CMC OMNIBUS C/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                        378,259.6660    (45.66%)
FBO CMC OMNIBUS R/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

CMG MID CAP GROWTH FUND

FLEET NATIONAL BANK                                        153,993.5870    (31.05%)
FBO CMC OMNIBUS C/C
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

                                                      SHARES BENEFICIALLY OWNED AT
NAME AND ADDRESS                                           SEPTEMBER 30, 2003
---------------------------------                     ----------------------------
FLEET NATIONAL BANK                                        207,837.1050    (41.91%)
FBO CMC OMNIBUS C/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                        134,001.6640    (27.02%)
FBO CMC OMNIBUS R/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

CMG MID CAP VALUE FUND

FLEET NATIONAL BANK                                        218,089.2670    (38.18%)
FBO CMC OMNIBUS C/C
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                        255,900.4780    (44.80%)
FBO CMC OMNIBUS C/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                         97,095.4340    (17.00%)
FBO CMC OMNIBUS R/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

CMG SMALL CAP GROWTH FUND

FLEET NATIONAL BANK                                        340,379.1010    (18.08%)
FBO LIBERTY OMNIBUS C/C
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                        102,016.8810    (5.42%)
FBO CMC OMNIBUS C/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

                                                      SHARES BENEFICIALLY OWNED AT
NAME AND ADDRESS                                           SEPTEMBER 30, 2003
---------------------------------                     ----------------------------
FLEET NATIONAL BANK                                      1,439,722.0430    (76.49%)
FBO CMC OMNIBUS R/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

CMG SMALL CAP VALUE FUND

FLEET NATIONAL BANK                                        451,584.1520    (19.91%)
FBO CMC OMNIBUS C/C
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                        423,256.8850    (18.66%)
FBO CMC OMNIBUS C/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                      1,393,649.3700    (61.43%)
FBO CMC OMNIBUS R/R
ATTN VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

CMG INTERNATIONAL STOCK FUND

FLEET NATIONAL BANK                                        800,897.3530    (11.97%)
FBO LIBERTY OMNIBUS C/C
ATTN: VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                        721,491.1900    (10.79%)
FBO LIBERTY OMNIBUS C/R
ATTN: VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                      3,322,057.6710    (49.66%)
FBO LIBERTY OMNIBUS R/R
ATTN: VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

                                                      SHARES BENEFICIALLY OWNED AT
NAME AND ADDRESS                                           SEPTEMBER 30, 2003
---------------------------------                     ----------------------------
UNION BANK TR NOMINEE PF #20                               531,226.1380    (7.94%)
FREIGHTLINER CORP PENSION PLAN
#6749712001
PO BOX 85484
SAN DIEGO CA 92186-5484

UNION BANK TR NOMINEE PF #124                              601,622.3400    (8.99)
LUMBER INDUSTRY PENSION FUND
#311-23347
PO BOX 85484
SAN DIEGO CA 92186-5484

CMG SMALL/MID CAP FUND

US TRUST COMPANY NA PF #256                                730,115.5900    (8.16%)
OREGON COMMUNITY FOUNDATION
#75272503
4380 SW MACADAM STE 450
PORTLAND OR 97239-6407

MAC & CO                                                   699,152.5420    (7.82%)
A/C MNFF1230012
MICRON FOUNDATION - SMID
PO BOX 3198
PITTSBURGH PA 15230-3198

UNION BANK TR NOMINEE PF #20                               717,950.8320    (8.03%)
FREIGHTLINER CORP PENSION PLAN
#6749712001
PO BOX 85484
SAN DIEGO CA 92186-5484

UNION BANK TR NOMINEE PF #124                              910,604.7410    (10.18%)
LUMBER INDUSTRY PENSION FUND
#311-23347
PO BOX 85484
SAN DIEGO CA 92186-5484

UNION BANK TR NOMINEE PF #85                               920,882.5420    (10.30%)
WESTERN COUNCIL WCIW TOC PEN FD
#311-66087
PO BOX 85484
SAN DIEGO CA 92186-5484

                                                      SHARES BENEFICIALLY OWNED AT
NAME AND ADDRESS                                           SEPTEMBER 30, 2003
---------------------------------                     ----------------------------
USB FBO PF #384                                            539,382.5770    (6.03%)
TRIMET PENSION TRUST -CMC SMID
97310319
PO BOX 1787
MILWAUKEE WI 53201-1787

WELLS FARGO BANK MN NA PF #42                              456,036.5280    (5.10%)
LUMBER EMP & WEST COUN - LPIW PEN
#12141400
MUTUAL FUNDS DEPT
733 MARQUETTE AVE MAC N9306-036
MINNEAPOLIS MN 55479-0001

WELLS FARGO BANK MN NA PF #255                             981,686.5580    (10.98%)
LONGVIEW FIBRE CO PENSION TR FD
#4500016001
MUTUAL FUNDS DEPT
733 MARQUETTE AVE MAC N9306-036
MINNEAPOLIS MN 55479-0001

BANK OF NEW YORK PF #53                                    592,993.2060    (6.63%)
OREGON SHEET METAL WORKER PEN TR
#276698
MASTER TRUST/MASTER CUSTODY DIV
ONE WALL STREET 25TH FL
NEW YORK NY 10286-0001

KEY TRUST COMPANY PF #54                                   739,638.8790    (8.27%)
OREGON WASHINGTON CARPENTERS
EMPLOYERS PENSION TRUST FUND
#40204400180382
PO BOX 94871
CLEVELAND OH 44101-4871



     [As defined by SEC rules and regulations, _________________________ is a "control person" of the _________________ Stock Fund since it owns over 25% of the voting securities of the Fund. The fact that _____________________ owns over 25% of the Fund's voting securities means it may be able to impact the outcome of any matter in which shareholders are asked to vote.]

PROXY VOTING POLICY AND PROCEDURES

     The Trust has delegated to the Adviser the responsibility to vote proxies relating to portfolio securities held by each Fund.

     The Adviser's policy is to vote all proxies for each client's securities in a manner considered by the Adviser to be in the best interest of its clients, including the Fund and its shareholders, without regard to any benefit to the Adviser or its affiliates. The Adviser examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Adviser also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the Fund. The Adviser determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

     The Adviser addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Adviser's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Adviser, its affiliates, or its other clients or certain other persons. A member of the Proxy Committee is prohibited from voting on any proposal with respect to which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

     The Adviser has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is proposals requiring special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.

     The Adviser generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board/chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO should not be held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnification (unless for negligence and or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.

     The Adviser generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.

     The Adviser gives the following matters special consideration: new proposals, proxies of investment company shares (other than election of directors, selection of accountants), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where the Adviser represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights, and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).

     In addition, if a portfolio manager or other party involved with an Adviser client or a Fund account concludes that the interest of the client or the Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person that would create a potential conflict of interest.

     The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.

     The Adviser's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of equity investments, equity research, compliance and legal. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, the Proxy Committee's functions include annual review of the Adviser's Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and to develop and modify voting guidelines and procedures as it deems appropriate or necessary.

     The Adviser uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

              INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES

     The investment adviser to the Funds is Columbia Management Company (the "Adviser"). The Adviser has entered into an investment contract with each Fund. Pursuant to the investment contract the Adviser provides research, advice, and supervision with respect to investment matters and determines what securities to purchase or sell and what portion of the Fund's assets to invest. Under the terms of each Fund's investment advisory agreement (except for the Small/Mid Cap Fund and International Stock Fund), the Adviser is permitted to appoint certain of its affiliates as subadviser to perform certain of its duties, including day-to-day management of a Fund.

     The Adviser pays all of each Fund's expenses except brokerage, taxes, interest, fees and expenses of the disinterested trustees (including counsel fees), audit fees and extraordinary expenses. A description of the responsibility of the Adviser appears in the Prospectus for the Funds under the heading "MANAGEMENT."

     For its services provided to each Fund, the Adviser charges a unified advisory fee at an annual rate, which is accrued daily and paid monthly, calculated as a percentage of average daily net assets of the Fund. The following table shows the unified advisory fee to be charged to these Funds by the Adviser:



              FUND                                    UNIFIED ADVISORY FEE
              --------------------------------        --------------------
              CMG Enhanced 500 Index Fund                     0.25%
              CMG Large Cap Growth Fund                       0.50%
              CMG Large Cap Value Fund                        0.50%
              CMG Mid Cap Growth Fund                         0.70%
              CMG Mid Cap Value Fund                          0.70%
              CMG Small/Mid Cap Fund                          0.75%
              CMG Small Cap Growth Fund                       0.80%
              CMG Small Cap Value Fund                        0.80%
              CMG International Stock Fund                    0.75%
              CMG Emerging Markets Equity Fund                0.90%



Except for the Small/Mid Cap Fund and the International Stock Fund, these Funds are new and have not paid any advisory fees. Advisory fees paid by the Small/Mid Cap Fund to the Adviser were $479,380 for the fiscal year ended October 31, 2002 and $342,695 for the period from December 1, 2000 (inception) through October 31, 2001. Prior to the adoption of an amendment to the Small/Mid Cap Fund's investment advisory agreement on January 29, 2003, the Adviser was contractually obligated under the terms of its advisory agreement to reimburse the Small/Mid Cap Fund through October 31, 2004 for ordinary expenses to the extent the expenses of the Fund, including the management fee, exceeded 0.80% of the Fund's average daily net assets. For the periods ended October 31, 2001 and October 31, 2002, the Fund's ratio of total expenses to average net assets before the contractual reimbursement by the Adviser was 0.97% and 0.86%, respectively. Advisory fees paid by the International Stock Fund to the Adviser were $173,724, $159,023, and $303,553 for fiscal years 2002, 2001, and 2000, respectively.

TRANSFER AGENT AGREEMENT

     Columbia Funds Services, Inc. ("CFS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CFS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. CFS charges each Fund an annual charge of $28.00 per open account. Each Fund also pays CFS for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CFS for transfer agent services. The Funds (other than the Small/Mid Cap Fund and International Stock Fund) are new and therefore LFS has not yet been paid by the Adviser for any services. The arrangement with LFS commenced October 20, 2002. As a result, the International Stock Fund and the Small/Mid Cap Fund only paid LFS a de minimis amount for the fiscal year ended October 31, 2002.

     Prior to October 2002, Columbia Trust Company, 1301 SW Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207, served as transfer agent and dividend crediting agent for the Small/Mid Cap Fund and International Stock Fund. The Trust paid Columbia Trust Company a per account fee of $1 per month for each shareholder account with the Small/Mid Cap and International Stock Funds existing at any time during the month, with a minimum aggregate fee of $1,500 per month for each Fund. In addition, the Trust paid Columbia Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between Columbia Trust Company and the Trust and reimbursed Columbia Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. The Trust paid $18,000 and $16,500 to Columbia Trust Company for services performed for the fiscal year ended October 31, 2002 and the period from December 1, 2000 (inception) through October 31, 2001, respectively, under the transfer agent agreement relating to the Small/Mid Cap Fund. The Trust paid $18,000 and $18,000, respectively, on behalf of the International Stock Fund to Columbia Trust Company for services performed for each of fiscal year 2002 and 2001, respectively, under the transfer agent agreement relating to that Fund.

PRICING AND BOOKKEEPING AGREEMENT

     The Advisor performs certain administrative services for the Funds pursuant to a Pricing and Bookkeeping Agreement ("Agreement"). Under the terms of the Agreement, the Advisor (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b) maintains and preserves in a secure manner the accounting records of the Funds; (c) provides fund administration, including daily propsectus, investment restrictions and Investment Company Act of 1940 compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, financial reporting and board reporting; and (d) provides disaster planning. None of the Funds is charged a fee for these services.

     Columbia Financial Center Incorporated ("Columbia Financial"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., and an affiliate of the Adviser, is the principal underwriter for the Funds, and is authorized under a distribution agreement with CMG Fund Trust to sell shares of the Funds. Columbia Financial does not charge any fees or commissions to the Funds or to investors of the Funds for the sale of shares of the Funds.

     The Adviser is a wholly owned direct subsidiary of Columbia Management Group ("CMG"). CFS, the Fund's transfer and dividend crediting agent, is a wholly owned direct subsidiary of Columbia Funds Group LLC, which is owned by CMG. Both the Adviser and CFS are indirect wholly owned subsidiaries of FleetBoston Financial Corporation ("Fleet"). Fleet and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and

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commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

                             PORTFOLIO TRANSACTIONS

     Each Fund will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held.

     The Funds may purchase their portfolio securities through a securities broker and pay the broker a commission, or they may purchase the securities directly from a dealer which acts as principal and sells securities directly for its own account without charging a commission. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. The Funds may also purchase securities from underwriters, the price of which will include a commission or discount paid by the issuer to the underwriter.

     Prompt execution of orders at the most favorable price will be the primary consideration of the Funds in transactions where brokerage fees are involved. Additional factors considered by the Adviser in selecting brokers to execute a transaction include: (i) professional capability of the executing broker and the value and quality of the brokerage services provided; (ii) size and type of transaction; (iii) timing of the transaction in the context of market prices and trends; (iv) nature and character of markets for the security to be purchased or sold; (v) the broker's execution efficiency and settlement capability; (vi) the broker's experience and financial stability and the execution services it renders to the Adviser on a continuing basis; and (vii) reasonableness of commission.

     Research, statistical, and other services offered by the broker also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. A commission in excess of the amount of commission another broker or dealer would have charged for effecting a transaction may be paid by the Fund if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.

     The Adviser receives a significant amount of proprietary research from a number of brokerage firms, in most cases on an unsolicited basis. The Adviser does not make any commitments to allocate brokerage for proprietary research. The value of that research, however, is considered along with other factors in the selection of brokers. This research is considered supplemental to the Adviser's own internal research and does not, therefore, materially reduce the overall expenses incurred by the Adviser for its research.

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     The Adviser may use a Fund's commissions to acquire third party research and products that is not available through its full service brokers. In these arrangements, the Adviser pays an executing broker a commission equal to the average rate paid on all other trades and achieves what it believes is best execution on the trade. The executing broker then uses a portion of the commission to pay for a specific research service or product provided to the Adviser. Proposed research to be acquired in this manner must be approved by the Adviser's Chief Investment Officer for West Coast Operations, who is responsible for determining that the research provides appropriate assistance to the Adviser in connection with its investment management of the Funds and that the price paid for research services and products with broker commissions is fair and reasonable.

     The receipt of research services and products from brokers or dealers might be useful to the Adviser and its affiliates in rendering investment management services to the Fund or other clients; and, conversely, information provided by brokers or dealers who have executed orders on behalf of other clients might be useful to the Adviser in carrying out its obligations to the Funds. Total brokerage commissions paid by the Small/Mid Cap Fund were $221,885 and $218,377 for fiscal year 2002 and the period from December 1, 2000 (inception) through October 31, 2001, respectively. Total brokerage commissions paid by the International Stock Fund for the last three fiscal years were $147,533, $119,534 and $246,370 for fiscal years 2002, 2001 and 2000, respectively. Of the commissions paid in fiscal year 2002, the Small/Mid Cap Fund paid $29,786 for third party research and products provided by brokerage firms.

     The Adviser may use research services provided by and place agency transactions with affiliated broker-dealers, if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms. In addition, the Fund may purchase securities from an underwriting syndicate in which an affiliate is a member of the underwriting syndicate. In any agency transaction or purchase from an underwriting syndicate of which an affiliate is a member, the trade will be accomplished in accordance with the rules and regulations of the 1940 Act.

     Investment decisions for the Funds are made independently from those of the other portfolios of the Trust or accounts managed by the Adviser or its affiliate, Columbia Trust Company (collectively, "Columbia"). All trading for Columbia accounts is performed by the Adviser pursuant to an Investment Advisory Contract with Columbia Trust Company. The same security is sometimes held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account. In such event, the Adviser may aggregate these orders in order to achieve best execution and, on the average, lower brokerage commission costs. In the event of simultaneous transactions, allocations among the Fund or accounts will be made on an equitable basis. When the Funds participate in an aggregated order, they participate at the average share price for all transactions in that order, with all transaction costs shared on a pro rata basis. Notwithstanding the above, the Adviser may execute, buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.

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     Certain employees of the Adviser are also employees of affiliated investment advisors ("Shared Employees") within Columbia Management Group, the Adviser's direct owner. As a result of these arrangements, Shared Employees may provide investment advisory, trading and other investment services for client accounts of the Adviser and one or more other affiliated investment advisers. Columbia Management Group has determined that these Shared Employee arrangements promote more efficient use of internal resources and are in the best interests of clients on an overall basis.

     The Adviser is responsible for ensuring compliance by Shared Employees with all investment guidelines, compliance policies and procedures, and applicable rules and regulations while Shared Employees are acting for the Adviser's clients.

     The Adviser and its affiliated advisers maintain policies reasonably designed to ensure fairness for all clients with accounts served by Shared Employees. The Adviser will monitor all Shared Employee arrangements to ensure that these arrangements continue to be in the best interest of clients considering the potential disadvantages.

     The Adviser's investment personnel will share general and specific investment information with affiliated investment advisers. Information is shared at periodic meetings of investment teams, by distribution of formal recommendations by investment analysts, and through informal discussions among investment personnel.

     The Adviser will also share with affiliated advisers research products and services provided by broker-dealers through whom the Adviser effects transactions for client accounts, and whom the adviser may cause to receive higher commissions from the Adviser's clients in recognition of the provision of such products and services. The research products and services shared will assist the Adviser and its affiliated advisers in providing investment management services generally to their clients, but may not necessarily assist with the management for any particular client or clients of the Adviser, including the Funds. As a result of this policy, trades effected on behalf of the Adviser's clients may benefit affiliated advisers and their clients, and trades effected on behalf of clients of affiliated advisers may benefit the Adviser and its clients.

     The use of multiple trading locations could result in the Adviser and its affiliates competing against each other in the market. The Adviser's clients could receive less attractive prices for trades than clients of an affiliated adviser, and in certain cases client orders may be unfilled or only partially filled due to the orders for clients of an affiliated adviser. To the extent separate trading locations are used, clients of the Adviser and its affiliates will not realize efficiencies associated with aggregating orders, such as more favorable pricing for larger volume trades, for all Columbia Management Group companies.

     Where practical, transactions for accounts of the Adviser and one or more affiliated advisers for which a Shared Employee has investment discretion will be coordinated from each trading location. In these cases, a single broker will be used to execute the trade on behalf of each adviser's accounts. This practice may at times result in an increase in the time period it takes to fill a particular client's trade order, due to increased time for processing the trade or due to share allocations, and may lead to a smaller allocation for a client.

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     Where practical, Shared Employees may also effect trades from one location, subjecting the trades to the trade allocation and other policies utilized for that location. To the extent that trades for clients of the Adviser are effected together with trades for clients of other affiliated advisers, this practice may result in smaller allocations for the Adviser's clients or result in clients of the Adviser obtaining less favorable prices on securities.

     Allocations among Columbia accounts to participate in initial public offerings ("IPOs") are made pursuant to IPO Allocation Priority Guidelines (the "Guidelines") established by the Columbia Investment Team. The Guidelines establish which accounts are eligible to participate in a particular IPO and what level of participation is permitted. Eligibility is based upon the market capitalization of the IPO and the capitalization focus of the account. After eligible accounts are identified, each manager receives, on behalf of his or her accounts, a pro rata share of such allocation. The allocation by the manager among his or her accounts is further divided among such accounts on a pro rata basis. A manager may decline to participate in an offering, or may elect to not have all accounts participate, even if his or her accounts are eligible to participate pursuant to the guidelines if he or she believes that the IPO is not appropriate for his or her accounts or an individual account. A manager who declines to participate in an IPO in all of his or her eligible accounts must document the basis of his or her decision not to participate. Over time, allocations to eligible accounts, for which an IPO opportunity is appropriate, will be made on a fair and equitable basis.

     The Trust, Adviser and principal underwriter for the Funds have adopted a Code of Ethics (the "Ethics Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The Ethics Code does not prohibit employees from purchasing securities that may be held or purchased by the Funds, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Fund or the Adviser's other clients or take unfair advantage of their relationship with the Adviser. The specific standards in the Ethics Code include, among others, a requirement that all trades of access persons be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers and analysts covering a security from trading in the security seven days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as mutual fund shares or U.S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Ethics Code because they present little or no potential for abuse. Certain transactions involving the stocks of large capitalization companies are exempt from the seven day black-out period and short-term trading prohibitions because such transactions are highly unlikely to affect the price of these stocks. In addition to the trading restrictions, the Ethics Code contains reporting obligations that are designed to ensure compliance and allow the Adviser's Ethics Committee to monitor that compliance.

     The Trust and the Adviser have also adopted a Policy and Procedures Designed to Detect and Prevent Insider Trading (the "Insider Trading Policy"). The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Ethics Code and the Insider Trading Policy.

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                       CAPITAL STOCK AND OTHER SECURITIES

     The Trust may establish separate series of investment portfolios under its Restated Declaration of Trust. The Funds, CMG Core Bond Fund, CMG Government Bond Fund, CMG Corporate Bond Fund, CMG Mortgage and Asset-Backed Securities Fund, CMG International Bond Fund, CMG High Yield Fund, CMG Short Term Bond Fund, CMB Ultra Short Term CMG Core Plus Securities Fund, CMG Small Cap Fund and CMG Strategic Equity Fund are the only series established under the Trust. Shares of each series vote together, except as provided in the Trust's Declaration of Trust and under applicable law. It is expected that shares of a series would vote separately by series on any changes in fundamental investment policies relating to that series. All shares of each series of the Trust, including the Funds, have equal rights as to voting, redemption, dividends and distributions. All issued and outstanding shares of a Fund are fully paid and nonassessable. Shares have no preemptive or conversion rights. Fractional shares have the same rights proportionately as full shares. The shares of a Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Fund and any other portfolio of the Trust, voting for the election of Trustees, can elect all the Trustees if they choose to do so. In certain circumstances, Trustees may be removed by action of the Trustees or the shareholders.

     Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of a Fund of (i) 67% or more of the shares present or represented by proxy at the meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES

     Investments in each Fund are made directly by high net worth individuals and institutional buyers, or by the Adviser or its affiliates in their role as discretionary investment adviser over a portion of a shareholder's assets. With respect to assets of an investment advisory client of the Adviser or its affiliates invested in a Fund, that client will pay a reduced, or in the case of an employee benefit plan, no fee pursuant to its separate management contract with the Adviser (for the period during which the assets are invested in the Fund).

     If the Adviser or its affiliate is deemed to be a fiduciary with respect to a prospective shareholder of a Fund pursuant to the Employee Retirement Income Security Act of 1974 ("ERISA"), certain conditions must be satisfied before assets may be invested in a Fund by the Adviser on behalf of the shareholder. These conditions are set forth by the U.S. Department of Labor in Prohibited Transaction Class Exemption No. 77-4 (the "Exemption"). The Exemption permits the Adviser to direct investments of ERISA-qualified plans to a mutual fund, such as a Fund, for which the Adviser serves as an investment adviser if, after review of the Prospectus and disclosure relating to fees of the Fund and fees under the advisory contract, another fiduciary, as determined under ERISA,

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with respect to that shareholder approves investments in the Fund. The second fiduciary must be independent of and unrelated to the Adviser or its affiliates under standards set forth by the U.S. Department of Labor in the Exemption.

     The second, independent fiduciary that must approve investments in the Fund by the Adviser must not be engaged as a second fiduciary only in contemplation of a possible investment in the Fund. Rather, the second, independent fiduciary is almost always a committee appointed by the employee benefit plan sponsor and has oversight responsibility for appointment of the Adviser or its affiliate as an investment adviser with respect to certain plan assets. This committee is almost always made up of one or more employees of the plan sponsor, and, as such, these employees receive compensation from the plan sponsor but are not compensated out of plan assets.

     The transfer agent for the Funds may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies, and limitations of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled - usually within 15 days following the purchase by exchange. The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on securities following their delivery to the transfer agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities. Before engaging in an exchange, investors should consult their tax advisers concerning the tax consequences to them of the exchange.

REDEMPTIONS

     Redemptions of all or any portion of a shareholder's investment can be made at any time. Redemption of shares are at the net asset value next computed after receipt of a redemption order on a day the New York Stock Exchange ("NYSE") is open for business. Payment will be made within seven days of the date of redemption, except as provided by the rules of the SEC. The Trust may suspend the determination of net asset value of a Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust to determine the value of the Fund's net assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Trust complies with rules and regulations of the SEC which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. In the case of suspension of the right to redeem, shareholders may withdraw their redemption request or receive payment based upon the net asset value computed upon the termination of the suspension.

     Each Fund reserves the right to redeem Fund shares in cash or in kind. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem, during any 90-day period, shares of a shareholder solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund. A shareholder who is redeemed in kind may incur brokerage fees upon the sale of any securities distributed upon redemption.

PRICING OF SHARES

     The net asset value ("NAV") per share of each Fund is determined by the Adviser, under procedures approved by the trustees of the Trust, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the Board of Trustees. The NAV per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

     Each Fund's securities are valued at the last sale price on the securities exchange or national securities markets at which such securities are primarily traded, or if no sales price is reported, at the last reported bid price. Any assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the price is not available on an exchange, even if the close of that exchange or price determination is earlier than the time of the Funds' NAV calculation. In the case of such foreign security, if an event that is likely to materially affect the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to revalue the security in light of that event. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

                                    CUSTODIAN

     The Funds' Custodian, for both domestic and foreign securities, is State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02101. The Custodian holds all securities and cash of each Fund, receives and pays for securities purchased, delivers against payment securities sold, receives and collects income from investments, makes all payments covering expenses of each Fund, and performs other administrative duties, all as directed by authorized officers of the Adviser. The Custodian does not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

     Portfolio securities purchased in the United States are maintained in the custody of the Fund's Custodian. Portfolio securities purchased outside the United States by a Fund are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with the Custodian (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of a Fund has been approved by the Board of Trustees or, in the case of foreign securities, at the discretion of the Board of Trustees, by Custodian, as a delegate of the Board of Trustees, all in accordance with regulations under the 1940 Act.

     The Adviser determines whether it is in the best interest of the Funds and their shareholders to maintain a Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of

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the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Trustees, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodian arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.

                             INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 1300 S.W. Fifth Avenue, Suite 3100, Portland, Oregon 97201, serves as the Trust's independent accountants and, in addition to examining the annual financial statements of the Trust, assists in the preparation of the tax returns of the Trust and in certain other matters.

                                      TAXES

FEDERAL INCOME TAXES

     Each Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund believes it satisfies the tests to qualify as a regulated investment company.

     To qualify as a regulated investment company for any taxable year, a Fund must, among other things:

     (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90% Test"); and

     (b) diversify its holdings so that at the end of each quarter (i) 50% or more of the value of the assets of the Fund is represented by cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5% of the value of the assets of the Fund and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements. In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.

     Part I of Subchapter M of the Code will apply to the Funds during a taxable year only if it meets certain additional requirements. Among other things, a Fund must: (a) have a deduction for

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dividends paid (without regard to capital gain dividends) at least equal to the sum of 90% of its investment company taxable income (computed without any deduction for dividends paid) and 90% of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement) and (b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

     The Trust currently has 22 portfolios, including the Funds. The Trust may establish additional funds in the future. Federal income tax laws generally will treat each Fund as a separate corporation (provided that each Fund consists of a segregated portfolio of assets the beneficial interests in which are owned by the holders of a class or series of stock that is preferred over all other classes or series in respect of that portfolio of assets).

     A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to each Fund at corporate capital gain tax rates. The policy of each Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders.

     If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

     Shareholders of each Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. As described below, as a result of 2003 legislation, qualifying dividend distributions to individual shareholders generally are taxed at the same rate that applies to long-term capital gains. Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.

     Distributions properly designated by a Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income; however, as a result of 2003 legislation, qualifying dividend income distributions to individuals generally are taxed at the same rate that applies to long-term capital gains, subject to holding period and other requirements. For this purpose, long-term capital gain rates apply to the extent that the Fund receives dividends from domestic or qualifying foreign corporations and the Fund meets holding period and other requirements. If the Fund receives 95 percent or more of its gross income (not including the excess of net long-term capital gain over net short-term capital loss) in the

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form of dividends from domestic or qualifying foreign corporations or from certain REIT distributions, the Fund may designate all dividend distributions to individuals other than capital gain dividends as qualifying dividend income taxable at long-term capital gain rates. Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

     Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior taxable year's distributions which the Fund has designated to be treated as long-term capital gain.

     A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

     If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

     A special tax may apply to a Fund if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98% of the ordinary income for the calendar year plus (b) 98% of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4% applies to the shortfall.

     The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2% of adjusted gross income. The limit on miscellaneous itemized deductions will NOT apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the 1933 Act). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by a Fund.

     SPECIAL ASPECTS OF 90% TEST WITH RESPECT TO FOREIGN CURRENCY. For purposes of the 90% Test, foreign currency gains that are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.

     Unless an exception applies, a Fund may be required to recognize some income with respect to foreign currency contracts under the mark-to-market rules of Section 1256 of the Code even though that income is not realized. Special rules under Sections 1256 and 988 of the Code determine the character of any income, gain, or loss on foreign currency contracts.

     Two possible exceptions to marking-to-market relate to hedging transactions and mixed straddles. A hedging transaction is defined for purposes of Section 1256 as a transaction that (1) a Fund properly identifies as a hedging transaction, (2) is entered into in the normal course of business primarily to manage the risk of price changes or currency fluctuations with respect to the Fund's investments, and (3) results in ordinary income or loss. A mixed straddle is a straddle where (1) at least one (but not all) of the straddle positions are
Section 1256 contracts and (2) the Fund properly identifies each position forming part of the straddle. A straddle for these purposes generally is offsetting positions with respect to personal property. A Fund holds offsetting positions generally if there is a substantial diminution of the Fund's risk of loss from holding a position by reason of its holding one or more other positions.

     FOREIGN INCOME TAXES. Each of the Emerging Markets Equity Fund and International Stock Fund invests in the securities of foreign corporations and issuers. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce the Emerging Markets Equity Fund's and International Stock Fund's distributed income. For the fiscal year ended October 31, 2002, the International Stock Fund did incur a withholding tax of $11,771.

     The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Emerging Markets Equity Fund and International Stock Fund, and the other Funds to the extent necessary, intend to take advantage of such treaties where possible. It is impossible to predict with certainty the effective rate of foreign taxes that will be paid by each of those Funds since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

     FOREIGN CAPITAL GAINS TAXES. Each of the Emerging Markets Equity Fund and International Stock Fund invests in the securities of foreign corporations and issuers. Foreign countries may impose capital gains tax on the sale of securities in certain countries at the Fund level. The tax rates range from approximately 10% to 30%. The Funds account for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction. These foreign taxes will reduce the Emerging Markets Equity Fund's and International Stock Fund's distributed capital gains. For the fiscal year ended October 31, 2002, the International Stock Fund incurred a capital gains tax of $1,500.

     U.S. FOREIGN TAX CREDITS OR DEDUCTIONS FOR SHAREHOLDERS OF THE INTERNATIONAL STOCK FUND AND EMERGING MARKETS EQUITY FUND. Section 853 of the Code allows a regulated investment company to make a special election relating to foreign income taxes if more than 50% of the value of the company's total assets at the close of its taxable year consists of stock or securities in foreign corporations and the company satisfies certain holding period requirements. The Emerging Markets Equity Fund and International Stock Fund generally expect, if necessary, to qualify for and to make the election permitted under Section 853 of the Code. Although each of the Emerging Markets Equity Fund and International Stock Fund intends to meet the requirements of the Code to "pass through" such foreign taxes, there can be no assurance that either Fund will be able to do so. Each of the Emerging Markets Equity Fund and International Stock Fund will elect under Section 853 of the Code only if it believes that it is in the best interests of its shareholders to do so.

     If the Emerging Markets Equity Fund and International Stock Fund elect pursuant to Section 853, shareholders of those Funds will be required to include in income (in addition to other taxable distributions) and will be allowed a credit or deduction for, their pro rata portions of the income taxes paid by the Funds to foreign countries. A shareholder's use of the credits resulting from the election will be subject to the limits of Section 904 of the Code. In general, those limits will prevent a shareholder from using foreign tax credits to reduce U.S. taxes on U.S. source income. Each shareholder should discuss the use of foreign tax credits and the Section 904 limits with the shareholder's tax adviser.

     No deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund.

     Each year, the Emerging Markets Equity Fund and International Stock Fund will provide a statement to each shareholder showing the amount of foreign taxes for which a credit or a deduction may be available.

     INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

STATE INCOME TAXES

     The state tax consequences of investments in the Funds are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION

     The foregoing summary and the summary included in the Prospectus under "Taxes" of tax consequences of investment in the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change by legislative or administrative action. State and local taxes are beyond the scope of this discussion. Prospective investors in the Funds are urged to consult their own tax advisers regarding specific questions as to federal, state, or local taxes.

                                   PERFORMANCE

     The Trust may from time to time advertise or quote total return performance for the Funds. These figures represent historical data and are calculated according to SEC rules standardizing such computations. The investment return on and the value of shares of the Fund will fluctuate so that the shares when redeemed may be worth more or less than their original cost.

AVERAGE ANNUAL TOTAL RETURN

     The Trust may publish average annual total return quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T) (TO THE POWER OF n)  =  ERV

           Where: P        =  a hypothetical initial payment of $1000

                  T        =  average annual total return

                  n        =  number of years

                  ERV      =  ending redeemable value of a hypothetical $1000
                              payment made at the beginning of the 1, 5, and 10-year periods (or a fractional portion thereof)

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     The Trust may publish average annual returns (after taxes on distributions) quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T) (TO THE POWER OF n)  =  ATV (SUB D)

           Where: P        =  a hypothetical initial payment of $1000

                  T        =  average annual total return (after taxes on
                              distributions)

                  N        =  number of years

              ATV (SUB D)   =  ending redeemable value of a hypothetical $1000
payment made at the beginning of the 1, 5, or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION

     The Trust may publish average annual return quotations (after taxes on distributions and redemption) for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T) (TO THE POWER OF n)  =  ATV (SUB DR)

           Where: P        =  a hypothetical initial payment of $1000

                  T        =  average annual total return (after taxes on
                              distributions and redemption)

                  N        =  number of years

              ATV (SUB DR) = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

     Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and redemption ("total return figures") may also be published for recent 1, 5, and 10-year periods (or a fractional portion thereof) where the total return figures represent the percentage return for the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value and the value after taxes on distributions.

     If the Trust's registration statement under the 1940 Act with respect to the Fund has been in effect less than 1, 5 or 10 years, the time period during which the registration statement with respect to that Fund has been in effect will be substituted for the periods stated. For the period ended October 31, 2002, the average annual return for the Small/Mid Cap Fund for the 1-year period and since inception (December 1, 2000) was -13.00% and -20.00%, respectively. For the period ended October 31, 2002, the average annual return for the International Stock Fund for the 1-year and 5-year periods and since inception (February 1, 1994) was -10.28%, -.16% and 1.95%, respectively.

     The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. Examples of these services or publications include Lipper Analytical Services, Inc., BARRON'S, FORBES, INVESTOR'S BUSINESS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE WALL STREET JOURNAL and USA TODAY. (Lipper Analytical Services, Inc. is an independent rating service that ranks over 1000 mutual funds based on total return performance.) These ranking services and publications may rank the performance of the Fund against all other funds over specified categories.

     The Funds may also compare their performance to that of a recognized unmanaged index of investment results, including the 500, Dow Jones Industrial Average, Russell 2000, Russell 2000 Growth, Russell Mid Cap, Russell Mid Cap Growth, Lipper Analytical Equity Indices and Nasdaq stock indices and with respect to the International Stock Fund other suitable international indices, such as the Morgan Stanley Capital International Europe, Australasia, Far East Index or the FT-S&P Actuaries Europe-Pacific Index. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

                              FINANCIAL STATEMENTS

With the exception of the Emerging Markets Equity Fund, each Fund's most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

[GRAPHIC]

CMG CORE PLUS BOND FUND


CMG CORE BOND FUND

CMG INTERMEDIATE BOND FUND

CMG SHORT TERM BOND FUND

CMG ULTRA SHORT TERM BOND FUND


CMG GOVERNMENT BOND FUND

CMG CORPORATE BOND FUND

CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND

CMG HIGH YIELD FUND

CMG INTERNATIONAL BOND FUND



PROSPECTUS, JANUARY  , 2004

ADVISED BY COLUMBIA MANAGEMENT ADVISORS, INC.


CMG CORE PLUS BOND FUND, CMG CORE BOND FUND, CMG INTERMEDIATE BOND FUND,
CMG SHORT TERM BOND FUND, CMG ULTRA SHORT TERM BOND FUND,
CMG GOVERNMENT BOND FUND, CMG CORPORATE BOND FUND, CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND, CMG HIGH YIELD FUND AND CMG INTERNATIONAL BOND FUND (EACH A "FUND", TOGETHER THE "FUNDS") ARE PORTFOLIOS OF CMG FUND TRUST (THE "TRUST").


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[COLUMBIA MANAGEMENT(SM) LOGO]
A FLEETBOSTON FINANCIAL COMPANY

Table of Contents


INFORMATION ABOUT THE FUNDS                                                    1
CMG CORE PLUS BOND FUND                                                        1
         Investment Goal                                                       1
         Principal Investment Strategies                                       1
         Risk Factors                                                          2
         Performance History                                                   3
         Your Expenses                                                         3
         Financial Highlights                                                  4
CMG CORE BOND FUND                                                             5
         Investment Goal                                                       5
         Principal Investment Strategies                                       5
         Risk Factors                                                          5
         Performance History                                                   6
         Your Expenses                                                         7
         Financial Highlights                                                  8
CMG INTERMEDIATE BOND FUND                                                    10
         Investment Goal                                                      10
         Principal Investment Strategies                                      10
         Risk Factors                                                         10
         Performance History                                                  10
         Your Expenses                                                        11
         Financial Highlights                                                 11
CMG SHORT TERM BOND FUND                                                      12
         Investment Goal                                                      12
         Principal Investment Strategies                                      12
         Risk Factors                                                         12
         Performance History                                                  13
         Your Expenses                                                        14
         Financial Highlights                                                 15
CMG ULTRA SHORT TERM BOND FUND                                                17
         Investment Goal                                                      17
         Principal Investment Strategies                                      17
         Risk Factors                                                         17
         Performance History                                                  17
         Your Expenses                                                        18
         Financial Highlights                                                 18
CMG GOVERNMENT BOND FUND                                                      19
         Investment Goal                                                      19
         Principal Investment Strategies                                      19
         Risk Factors                                                         19
         Performance History                                                  20
         Your Expenses                                                        20
         Financial Highlights                                                 21

CMG CORPORATE BOND FUND                                                       22
         Investment Goal                                                      22
         Principal Investment Strategies                                      22
         Risk Factors                                                         22
         Performance History                                                  23
         Your Expenses                                                        23
         Financial Highlights                                                 24
CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND                                 25
         Investment Goal                                                      25
         Principal Investment Strategies                                      25
         Risk Factors                                                         26
         Performance History                                                  26
         Your Expenses                                                        27
         Financial Highlights                                                 28
CMG HIGH YIELD FUND                                                           29
         Investment Goal                                                      29
         Principal Investment Strategies                                      29
         Risk Factors                                                         30
         Performance History                                                  30
         Your Expenses                                                        32
         Financial Highlights                                                 33
CMG INTERNATIONAL BOND FUND                                                   34
         Investment Goal                                                      34
         Principal Investment Strategies                                      34
         Risk Factors                                                         35
         Performance History                                                  36
         Your Expenses                                                        36
         Financial Highlights                                                 37
MANAGEMENT                                                                    38
         Advisor                                                              38
         Management Fees and Portfolio Managers                               38
INFORMATION ABOUT YOUR INVESTMENT                                             41
YOUR ACCOUNT                                                                  41
         Buying Shares                                                        41
         Selling Shares                                                       41
         Limitations on Buying and Selling Shares                             42
         Pricing of Shares                                                    42
DISTRIBUTIONS AND TAXES                                                       42
         Income and Capital Gain Distributions                                42
         Tax Effect of Distributions and Transactions                         43
MORE ABOUT THE FUNDS                                                          44
INVESTMENT STRATEGY                                                           44
         Temporary Investments                                                45
SUMMARY OF PRINCIPAL RISKS                                                    45
OTHER RISKS                                                                   48
         Zero-Coupon Securities                                               48
         Liquidity Risk                                                       48
         Derivative Risk                                                      48
FOR MORE INFORMATION                                                          49

Information About The Funds

The following is important information about the Funds offered by this Prospectus. For your convenience, concise descriptions of each Fund appear below. The descriptions provide the following information about each Fund:

- INVESTMENT GOAL
- PRINCIPAL INVESTMENT STRATEGIES
- RISK FACTORS
- PERFORMANCE HISTORY
- YOUR EXPENSES
- FINANCIAL HIGHLIGHTS

As used in this Prospectus, the term "Fixed Income Securities," includes:

- securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities");
- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
- mortgage-backed and other asset-backed securities;
- inflation-indexed bonds issued both by governments and corporations;
- structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
- delayed funding loans and revolving credit facilities;
- bank certificates of deposit, fixed time deposits and bankers' acceptances;
- repurchase agreements and reverse repurchase agreements;
- debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; and
- obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

CMG Core Plus Bond Fund

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES


The Fund intends to invest its assets in the shares of the other Funds described in this Prospectus (such Funds, the "Underlying Funds"). Except for cash management purposes, the Fund invests its assets in shares of the Underlying Funds and does not invest directly in securities of other issuers. The Fund's investment advisor determines how the Fund allocates its assets among the Underlying Funds. You should review the summaries of each of the Underlying Funds in this Prospectus for information on their investments and investment techniques.

The Fund may invest in any of the Underlying Funds, and may invest in all Underlying Funds at the same time, provided, however, at no time will the combined investment in the International Bond Fund and the High Yield Fund exceed 30% of the Fund's assets. In determining the allocation of the Fund's assets among the Underlying Funds, the investment advisor uses a top-down approach to determine sector emphasis between different types of securities (for example, corporate bonds, U.S. Government obligations, mortgage obligations, high yield and international bond obligations). Using this approach, the investment advisor shifts emphasis between the Underlying Funds based upon its evaluation of the desired level of credit quality, maturity, duration of the Portfolio and types of debt securities given the current economic and market environment. In this way, the investment advisor strives to anticipate and act upon market change, understand its effect on risk and reward of the Underlying Funds' securities with the goal of generating consistent, competitive results over the long term for the Fund.


The Fund is a "fund of funds," meaning the Fund pursues its investment objectives by investing its assets in other mutual funds. Normally, the cost of investing in such a fund would be higher than the cost of investing in a mutual fund that invests directly in individual securities because holders of such fund's securities, in addition to paying the fund's fees and expenses, indirectly pay the fees and expenses charged by the underlying funds. Holders of the Fund's shares, however, will not be charged separate management fees and expenses for investing in the Fund. Instead, holders of the Fund's shares will indirectly bear the fees and other expenses charged by the Underlying Funds only. Use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may increase the amount of taxes payable by shareholders.


The investment advisor has broad discretion to allocate the Fund's assets among the Underlying Funds provided the allocations are consistent with the Fund's investment objectives. The Fund may also invest in additional portfolios of CMG Fund Trust created in the future at the discretion of the Fund's investment advisor and without notice to or approval from shareholders.


RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of the Fund's investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.


- Prepayment risk is the possibility that the value of mortgage securities and collateralized mortgage obligations held by an Underlying Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages.


- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.


- Currency or exchange rate risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities of an Underlying Fund denominated in that currency.

- Non-diversified risk is the risk associated with the Fund's ability to invest a relatively high percentage of its assets in a limited number of Underlying Funds.


- Emerging market risk refers to the increased risk from investing in the securities of issuers based in less developed and developing countries.

- Allocation risk is the risk associated with investing the Fund's assets among some of or all of the Underlying Funds.

- Selection of investment risk is risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Inflation risk refers to the risk that the Fund's returns will not keep up with the rate of inflation over the long term.


- Fund of funds risk refers to the risk associated with investing in a fund that invests its assets in other Funds instead of individual securities.

These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                           None
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses (2)                                            0.03%
         Underlying Fund Expenses (3)                                  0.30%
                                                                      -----
         Total Annual Operating Expenses                               0.33%
         Expense Reimbursement (4)                                    (0.03%)
                                                                      -----
         Net Expenses                                                  0.30%



         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.

         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.

         (3) "Underlying Fund Expenses" will vary with changes in the allocation of the Fund's assets among the Underlying Funds. Underlying Fund Expenses are estimated based on the largest permissible investment in the International Bond Fund and High Yield Fund. For a summary of the estimated expenses associated with each Underlying Fund, please see the fee table under the heading "Your Expenses" for each Underlying Fund in this Prospectus.
         (4) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely.


Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:


         1 YEAR       3 YEARS
         ------       -------
         $   31       $    97


FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Core Bond Fund*

INVESTMENT GOAL

The Fund seeks to provide investors a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its total assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic investment-grade Fixed Income Securities. A Fixed Income Security is considered investment grade if it is rated either AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's, or judged by the Advisor to be of comparable quality, if unrated, to the categories listed above.

    A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

The Fund may invest its assets in other investments and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due. Although the Fund invests in mortgage backed securities that are issued by government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, these securities are neither insured nor guaranteed by the United States Government.

- Prepayment risk is the possibility that the value of mortgage securities and collateralized mortgage obligations held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages.

These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

* The name of this Fund was changed from the CMG Fixed Income Securities Fund to the CMG Core Bond Fund on ______.

Please see "MORE ABOUT THE FUND" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

The following bar chart and table illustrate the Fund's total annual returns as well as its long-term performance. The bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied from year to year. The table compares the Fund's performance over time (before and after taxes) to that of the Lehman Aggregate Bond Index (the "Index"). The Index is an unmanaged index of investment grade U.S. Treasury and agency securities, corporate bonds and mortgage-backed bonds. All figures assume reinvestment of dividends. The Fund's historical performance does not indicate how the Fund will perform in the future.


[CHART]


CORE BOND FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR


2001       8.77%
2002       7.28%


The Fund's year-to-date total return as of 9/30/03 was 3.67%.



         BEST QUARTER:                       3Q '01             4.85%
         WORST QUARTER:                      1Q '02            -0.17%



AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02



                                                                                                      SINCE
                                                                                                    INCEPTION
                                                                                        1 YEAR       (9/1/00)
---------------------------------------------------------------------------------------------------------------
CMG Core Bond Fund                                                                       7.28%         9.19%
---------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions                                                 5.10%         6.52%
---------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions and
         Sale of Fund Shares                                                             4.42%         6.05%
---------------------------------------------------------------------------------------------------------------
     Lehman Aggregate Bond Index(1)                                                     10.25%        10.18%
---------------------------------------------------------------------------------------------------------------



     The Fund's inception date is September 1, 2000, and index performance is from August 31, 2000.
     (1) The Lehman Aggregate Bond Index is an unmanaged index of investment-grade U.S. Treasury and agency securities, corporate bonds and mortgage-backed bonds. The index reflects reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, and other expenses of investing.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of the Fund through tax-deferred accounts, such as 401(k) plans or individual retirement accounts (IRAs).

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales load, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of ______, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of a unified management fee paid to the Fund's investment advisor. Because the Fund's expense structure is not based on the prior fiscal years expenses, the annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.

FEE TABLE



SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                           0.25
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses (2)                                            0.11%
                                                                      -----
         Total Annual Operating Expenses                               0.36%
         Expense Reimbursement (3)                                    (0.11%)
                                                                      -----
         Net Expenses                                                  0.25%



         (1) The Management Fee is a unified fee that includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:



         1 YEAR       3 YEARS       5 YEARS      10 YEARS
         ------       -------       -------      --------
         $   26       $    80       $   141      $    318



FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.

Core Bond Fund



                                                                                               PERIOD ENDED
                                                            YEAR ENDED OCTOBER 31,              OCTOBER 31,
                                                          2002                  2001            2000(a)(b)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $        10.83        $        10.02     $        10.00
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

     Net investment income                                     0.56(c)(d)            0.65               0.11
---------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains (losses)
         on investments                                       (0.15)(d)              0.81               0.02
---------------------------------------------------------------------------------------------------------------
     Total from investment operations                          0.41                  1.46               0.13
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income                     (0.58)                (0.65)             (0.11)
---------------------------------------------------------------------------------------------------------------
     Distributions from capital gains                         (0.14)                (0.00)(e)             --
---------------------------------------------------------------------------------------------------------------
     Total distributions                                      (0.72)                (0.65)             (0.11)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $        10.52        $        10.83     $        10.02
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN (f)                                               3.97%                15.01%              1.31%(g)
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

     Net assets, end of period (in thousands)        $       27,412        $       28,774     $       10,866
---------------------------------------------------------------------------------------------------------------
     Ratio of net expenses to average
         net assets                                            0.40%                 0.40%              0.40%
---------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average
         net assets (h)                                        0.56%                 0.65%              1.46%
---------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
         average net assets                                    5.34%(d)              6.14%              6.57%
---------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                    147%                  140%               103%
---------------------------------------------------------------------------------------------------------------

     (a) The Fund commenced investment operations on September 1, 2000 and until ___, 2003 was named the CMG Fixed Income Securities Fund.
     (b) Ratios and portfolio turnover rates are annualized.
     (c) Per share data was calculated using average shares outstanding.
     (d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.53% to 5.34%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
     (e) Rounds to less than $0.01 per share.
     (f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
     (g) Not annualized.

CMG Intermediate Bond Fund

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic investment-grade Fixed Income Securities. A Fixed Income Security is considered investment-grade if it is rated either AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's or judged by the advisor to be of comparable quality, if unrated, to the categories listed above. The investment advisor will limit the Fund's dollar weighted average maturity to between 3 and 8 years and duration to 1.5 years plus or minus the duration of its benchmark index, the Lehman Brothers Intermediate Government/Credit Index. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund may invest its assets in other investments and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions and may purchase securities in advance by using when-issued and forward commitment transactions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due. Although the Fund invests in mortgage backed securities that are issued by government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, these securities are neither insured nor guaranteed by the United States Government.

- Prepayment risk is the possibility that the value of mortgage securities and collateralized mortgage obligations held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages.

These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information about these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE



SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                           0.25%
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses (2)                                            0.06%
                                                                      -----
         Total Annual Operating Expenses                               0.31%

         Expense Reimbursement (3)                                    (0.06%)
                                                                      -----
         Net Expenses                                                  0.25%



         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:



         1 YEAR       3 YEARS
         ------       -------
         $   26       $    80



FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Short Term Bond Fund

INVESTMENT GOAL

The Fund seeks to provide investors a high level of current income consistent with a high degree of stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to invest in a broad range of high quality, short-term fixed income securities. The Fund's average portfolio duration will not exceed three years. Under normal conditions, the Fund will invest at least 80% of its total assets (plus any borrowings for investment purposes) in:

- Obligations of the U.S. Government, its agencies or instrumentalities

- Corporate debt securities rated either AAA, AA, A or BBB by Standard and Poor's, Inc. ("S&P") or Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's")

- Unrated fixed income securities judged to be of comparable quality to the securities listed above

To achieve its investment objective of a high level of current income consistent with a high degree of stability of principal, at least 50% of the Fund's assets will be invested in:

- Obligations of the U.S. Government, its agencies or instrumentalities

- Corporate debt securities rated in the two highest ratings categories by S&P (AAA or AA) or Moody's (Aaa or Aa)

    A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of the issuer of the bond to meet interest and principal payments when due. Although the Fund invests in mortgage backed securities that are issued by government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank, these securities are neither insured nor guaranteed by the United States Government.

- Inflation risk refers to the risk that your Fund's return may not keep pace with the rate of inflation over the long term.

These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

See "MORE ABOUT THE FUND" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

The following bar chart and table illustrate the Fund's annual returns as well as its long-term performance. The bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied from year to year. The table compares the Fund's performance over time (before and after taxes) to that of the Merrill Lynch 1-5 Government/Corporate Bond Index and the Merrill Lynch 1-3 Year Treasury Index. The Merrill Lynch 1-5 Government/Corporate Index is an unmanaged index that includes all U.S. Government debt with at least $100 million face value outstanding as well as investment-grade rated corporate debt with at least $100 million face value outstanding with a maturity of between 1-5 years. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that measures the return of Treasury notes with maturities of 1-3 years. The Advisor intends to replace the Merrill 1-5 Gov't/Corp. Bond Index with the Merrill Lynch 1-3 Year Treasury Index as the primary benchmark for the Fund. The Advisor believes that the Merrill Lynch
1-3 Treasury Index offers shareholders a more useful comparison of the Fund's relative performance than the Merrill 1-5 Gov't/Corp. Bond Index. The Indices do not reflect any deduction for fees or expenses. Both the bar chart and the table assume the reinvestment of dividends and distributions. The Fund's historical performance does not indicate how the Fund will perform in the future.


[CHART]


SHORT TERM BOND FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR


1999       2.60%
2000       9.57%
2001       8.50%
2002       4.91%


The Fund's year-to-date total return as of 9/30/03 was 2.49%.



         BEST QUARTER:                       3Q '01             3.84%
         WORST QUARTER:                      4Q '02            -0.05%



AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02



                                                                                                      SINCE
                                                                                                    INCEPTION
                                                                                        1 YEAR       (2/2/98)
---------------------------------------------------------------------------------------------------------------
CMG Short Term Bond Fund                                                                 4.91%        6.43%
---------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions                                                 2.92%        3.98%
---------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions and
         Sale of Fund Shares                                                             2.99%        3.91%
---------------------------------------------------------------------------------------------------------------
     Merrill 1-5 Gov't/Corp. Bond Index (1)                                              7.92%        6.97%
---------------------------------------------------------------------------------------------------------------
     Merrill Lynch 1-3 Year Treasury Index (2)                                           5.76%        6.31%
---------------------------------------------------------------------------------------------------------------



     The Fund's inception date is February 2, 1998, and index performance is from January 31, 1998.

     (1) The Merrill Lynch 1-5 Government/Corporate Bond Index is an unmanaged index that includes all U.S. governmnet debt with at least $100 million face value outstanding, as well as investment-grade rated corporate debt with at least $100 million face value outstanding, with a maturity between 1-5 years. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or the expenses of investing.

     (2) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that measures the return of Treasury bills with maturities of 1-3 years. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or the expenses of investing.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of the Fund through tax-deferred accounts, such as 401(k) plans or individual retirement accounts (IRAs).

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of ______, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of a unified management fee paid to the Fund's investment advisor. Because the Fund's expense structure is not based on the prior fiscal year's expenses, the annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.

FEE TABLE



SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                           0.25%
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses (2)                                            0.02%
                                                                      -----
         Total Annual Operating Expenses                               0.27%
         Expense Reimbursement (3)                                    (0.02%)
                                                                      -----
         Net Expenses                                                  0.25%



         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:



         1 YEAR       3 YEARS       5 YEARS      10 YEARS
         ------       -------       -------      --------
         $   26       $    80       $   141      $    318



FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.



                                                                                                                    PERIOD ENDED
                                                                     YEAR ENDED OCTOBER 31,                          OCTOBER 31,
                                                2002                 2001             2000             1999          1998 (a)(b)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $      12.41         $      11.73     $      11.72     $      12.09     $      12.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

     Net investment income                          0.59(c)(d)           0.76             0.77             0.72             0.54
--------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains
         (losses) on investments                   (0.22)(d)             0.68             0.01            (0.37)            0.09
--------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations               0.37                 1.44             0.78             0.35             0.63
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:

     Dividends from net investment income          (0.63)               (0.76)           (0.77)           (0.72)           (0.54)
--------------------------------------------------------------------------------------------------------------------------------
     Distributions from capital gains                 --                   --               --            (0.00)(e)           --
--------------------------------------------------------------------------------------------------------------------------------
     Total distributions                           (0.63)               (0.76)           (0.77)           (0.72)           (0.54)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $      12.15         $      12.41     $      11.73     $      11.72     $      12.09
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (f)                                    3.00%               12.62%            6.92%            2.96%            5.38%(g)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

     Net assets, end of period
         (in thousands)                     $    140,757         $     89,791     $     82,809     $    144,821     $     42,692
--------------------------------------------------------------------------------------------------------------------------------
     Ratio of net expenses to average
         net assets (h)                             0.25%                0.25%            0.25%            0.25%            0.25%
--------------------------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to
         average net assets                         0.30%                0.33%            0.33%            0.32%            0.38%
--------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
         average net assets                         4.73%(d)             6.27%            6.56%            6.22%            5.97%
--------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                         132%                  82%              86%             128%             132%
--------------------------------------------------------------------------------------------------------------------------------



     (a) The Fund commenced investment operations on February 2, 1998.
     (b) Ratios and portfolio turnover rates are annualized.
     (c) Per share data was calculated using average shares outstanding.

     (d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.04, decrease net realized and unrealized loss per share by $0.04 and decrease ratio of net investment income to average net assets from 5.08% to 4.73%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
     (e) Rounds to less than $0.01 per share.
     (f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
     (g) Not annualized.

CMG Ultra Short Term Bond Fund

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic investment-grade Fixed Income Securities. A Fixed Income Security is considered investment-grade if it is rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's, or judged by the advisor to be of comparable quality, if unrated, to the categories listed above. The Advisor will limit the Fund's duration, which measures the price sensitivity of a fixed income security to changes in interest rates, to 1.25 years or less.

The Fund may use futures, options and interest rate swaps in an effort to maintain the Fund's targeted duration. Under normal market conditions, the Fund's dollar-weighted average maturity is expected to be 2 years or less. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions and may purchase securities in advance by using when-issued and forward commitment transactions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolios, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.

- Prepayment risk is the possibility that the value of mortgage securities and collateralized mortgage obligations held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages.

These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information about these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE



SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                           0.25%
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses (2)                                            0.06%
                                                                      -----
         Total Annual Operating Expenses                               0.31%
         Expense Reimbursement (3)                                    (0.06%)
                                                                      -----
         Net Expenses                                                  0.25%



         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.



Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:



         1 YEAR       3 YEARS
         ------       -------
         $   26       $    80



FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Government Bond Fund

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government Securities. Portfolio securities purchased by the Fund may be of any duration. The Fund may also invest in domestic Fixed Income Securities rated at least A by Moody's Investor Services, Inc. ("Moody's") or Standard & Poors, Inc. ("S&P"), or if unrated, judged by the Fund's investment advisor to be comparable in quality.


     A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.

The Fund may invest its assets in other investments and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions and may purchase securities in advance by using when-issued and forward commitment transactions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due. Although the Fund invests in mortgage backed securities that are issued by government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, these securities are neither insured nor guaranteed by the United States Government.

- Prepayment risk is the possibility that the value of mortgage securities and collateralized mortgage obligations held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages.


- Selection of investment risk is risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Inflation risk refers to the risk posed by inflation from investing in Fixed Income Securities.


These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                           0.25%
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses (2)                                            0.10%
                                                                      -----
         Total Annual Operating Expenses                               0.35%
         Expense Reimbursement (3)                                    (0.10%)
                                                                      -----
         Net Expenses                                                  0.25%



         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.

         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.

         (3) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.


Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR       3 YEARS
         ------       -------
         $   26       $    80

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Corporate Bond Fund

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade fixed income securities issued by corporations. The average portfolio duration of the Fund will vary depending on current market and economic conditions and the investment advisor's assessment of possible changes in interest rates. A Fixed Income Security is considered investment grade if it is rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, judged by the Fund's investment advisor to be comparable in quality.


     A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


In selecting securities for the Fund, the investment advisor conducts an ongoing evaluation of the economic and market environment. Such an analysis helps the investment advisor anticipate how economic and market change, like movement in interest rates, inflation, government regulation and demographics, may affect certain industries and specific market sectors within those industries, and thereby the companies making up that industry or market sector. After determining what industries and market sectors to invest in, the investment advisor conducts intensive, fundamental research and analysis to identify attractive individual securities within the targeted industries and market sectors. This analysis is intended to give the investment advisor a better understanding of the long-term prospects of a particular security, based on the characteristics of the existing economy and investor temperament. In this way, the investment advisor strives to anticipate and act upon market change, and understand its effect on risk and reward of Fund securities, with the goal of generating consistent, competitive results over the long term.


The Fund may invest its assets in other investments such as mortgage- or asset-backed securities and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.

- Prepayment risk is the possibility that the value of mortgage securities and collateralized mortgage obligations held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages.

- Issuer risk is the possibility that the value of a portfolio security may decline due to reasons related to the issuer of the security, such as poor management performance.


- Inflation risk refers to the risk that the Fund's returns may not keep pace with the rate of inflation over the long term.


These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                           0.25%
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses (2)                                            0.10%
                                                                      -----
         Total Annual Operating Expenses                               0.35%
         Expense Reimbursement (3)                                    (0.10%)
                                                                      -----
         Net Expenses                                                  0.25%



         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.

         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.

         (3) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.


Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR     3 YEARS
         ------     -------
         $   26     $    80

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Mortgage and Asset-Backed Securities Fund

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in any of the following investment grade, Fixed Income Securities:


- mortgage-related U.S. Government securities guaranteed by the Government National Mortgage Association ("GNMA") or by agencies or instrumentalities of the U.S. Government such as the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Corporation ("FNMA");


- debt obligations collateralized by assets such as home equity and automobile loans and credit card and other types of receivables issued by trusts or other special purpose entities;

- commercial mortgage-related securities secured by loans for commercial properties such as office buildings, multi-family apartment buildings, and shopping centers issued by commercial banks, savings and loan institutions, private mortgage insurance companies and other secondary market issuers; or

- collateralized mortgage obligations ("CMOs") issued by U.S. agencies or instrumentalities or in privately issued CMOs that are rated investment grade.


There are no limits on the percentage of Fund assets that may be invested in any of these Fixed Income Securities at any time. The average duration of the portfolio securities held by the Fund will vary depending on the investment advisor's analysis of general market and economic conditions. A Fixed Income Security is considered investment grade if it is rated either BBB or higher by S&P or Baa or higher by Moody's, or if unrated, judged by the investment advisor to be comparable in quality.


The Fund may also invest up to 20% of its assets in other investment-grade Fixed Income Securities. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a single issuer than a diversified fund.

     A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


In selecting securities for the Fund, the investment advisor conducts an ongoing evaluation of the economic and market environment. Such an analysis helps the investment advisor anticipate how economic and market change, like movement in interest rates, inflation, government regulation and demographics, may affect certain industries and specific market sectors within those industries, and thereby the companies making up that industry or market sector. After determining what industries and market sectors to invest in, the investment advisor conducts intensive, fundamental research and analysis to identify attractive individual securities within the targeted industries and market sectors. This analysis is intended to give the investment advisor a better understanding of the long-term prospects of a particular security, based on the characteristics of the existing economy and investor temperament. In this way, the investment advisor strives to anticipate and act upon market change, and understand its effect on risk and reward of Fund securities, with the goal of generating consistent, competitive results over the long term.


The Fund may invest its assets in other investments and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.


- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due. Although the Fund invests in mortgage backed securities that are issued by government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, these securities are neither insured nor guaranteed by the United States Government.


- Prepayment risk is the possibility that the value of mortgage securities, collateralized mortgage obligations and asset-backed securities held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages and debt obligations.


- Inflation risk refers to the risk that the Fund's returns may not keep pace with the rate of inflation over the long term.

- Non-diversified risk is the risk associated with the Fund's ability to invest a relatively high percentage of its assets in a limited number of issuers.


These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


The following table sets forth composite performance data relating to the historical performance of similarly managed accounts managed by the Advisor's Columbia Mortgage and ABS Sector Composite, of which the portfolio manager of the Fund is a team member, since the dates indicated. The investment objectives, policies, strategies and risks of an investment in the composite are substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's Advisor in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund.

AVERAGE ANNUAL TOTAL RETURNS AS OF SEPTEMBER 30, 2003



                                        YEAR-TO-DATE   1 YEAR   2 YEARS   3 YEARS   5 YEARS
-------------------------------------------------------------------------------------------
Columbia Mortgage & ABS Sector (1)          2.16         3.67      5.57      7.52      6.28
-------------------------------------------------------------------------------------------
Lehman MBS Fixed Rate Index (2)             2.11         3.50      5.41      7.67      6.52
-------------------------------------------------------------------------------------------



     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.
     (2) The Lehman MBS Fixed Rate Index includes the mortgage-backed pass-though securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC) that meet the maturity and liquidity criteria. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.


YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                           0.25%
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses (2)                                            0.22%
                                                                      -----
         Total Annual Operating Expenses                               0.47%
         Expense Reimbursement (3)                                    (0.22%)
                                                                      -----
         Net Expenses                                                  0.25%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.

         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.

         (3) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.


Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR       3 YEARS
         ------       -------
         $   26       $    80

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG High Yield Fund

INVESTMENT GOAL

The Fund seeks a high level of current income. Capital appreciation is a secondary objective when consistent with a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in non-investment grade corporate debt obligations, commonly referred to as "junk bonds." Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield corporate debt obligations rated Ba or B by Moody's or BB or B by S&P. The Fund will not invest in fixed income securities rated below Caa by Moody's or CCC by S&P, and the Fund will not invest more than 10% of the Fund's total assets in securities with Caa or CCC ratings.

    By concentrating on corporate debt obligations rated Ba or B by Moody's or BB or B by S&P, the Fund intends to invest primarily in "upper tier" non-investment grade securities. By emphasizing the "upper tier" of non-investment grade securities, the Fund seeks to provide investors with access to higher yielding bonds without assuming all the risk associated with the broader "junk bond" market. For a discussion of the impact of investing in debt securities rated BB or lower by S&P or Ba or lower by Moody's, see the "Summary of Principal Risks" section under the heading "MORE ABOUT THE FUNDS" in this Prospectus. A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


In selecting investments, and to supplement any credit rating analysis supplied by Moody's and S&P, the investment advisor uses a bottom up approach, supplemented by a top down analysis. The investment advisor employs fundamental research and analysis to select individual securities within the targeted industries and market sectors. Fundamental analysis includes the evaluation of:


- a company's financial condition

- quality of management

- industry dynamics

- earnings growth and profit margins

- sales trends

- potential for new product development

- financial ratios

- investment in research and development.


Top down analysis begins with an overall evaluation of the economic and market environment. Such an analysis helps the investment advisor anticipate how economic and market change, including the factors listed below, may affect certain industries and specific market sectors within those industries, and thereby companies making up that industry or market sector.

By utilizing this investment process the investment advisor strives to anticipate and act upon market change, understand its effect on the risks and rewards of the Fund's securities, with the goal of generating consistent, competitive results over the long term.


RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk is the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.

- Issuer risk is the possibility that the value of a portfolio security may decline due to reasons related to the issuer of the security, such as poor management performance.


- Inflation risk refers to the risk the Fund's returns may not be able to keep pace with inflation over the long term.

- Selection of investment risk is risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.


All of these risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY


The following bar chart and table illustrate the Fund's annual returns as well as its long-term performance. The bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied from year to year. The table compares the Fund's performance over time (before and after taxes) to that of the Merrill Lynch Intermediate BB Index and the Merrill Lynch U.S. High Yield, Cash Pay Index. The Merrill Lynch Intermediate BB Index is a market weighted index, consisting of BB cash pay bonds, which are U.S. dollar denominated bonds issued in the U.S. domestic market with maturities between 1-10 years. The Merrill Lynch U.S. High Yield, Cash Pay Index is an unmanaged index of non-investment grade corporate bonds. The advisor intends to replace the Merrill Lynch Intermediate BB Index with the Merrill Lynch High Yield, Cash Pay Index as the Fund's broad based index, as it is more representative of a high yield fund broad based index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. Both the bar chart and the table assume the reinvestment of dividends and distributions. The Fund's historical performance does not indicate how the Fund will perform in the future.

[CHART]

HIGH YIELD FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR

1995       19.86%
1996        9.70%
1997       12.12%
1998        7.33%
1999        2.42%
2000        5.36%
2001        7.30%
2002        2.80%


The Fund's year-to-date total return as of 9/30/03 was 9.48%.


         BEST QUARTER:                       4Q '01             5.83%
         WORST QUARTER:                      2Q '01            -2.05%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02


                                                                                     SINCE
                                                                                   INCEPTION
                                                             1 YEAR      5 YEARS    (7/6/94)
----------------------------------------------------------------------------------------------
CMG High Yield Fund
     Return Before Taxes                                      2.80%       5.02%       7.89%
----------------------------------------------------------------------------------------------
     Return After Taxes on Distributions                      0.33%       1.59%       4.16%
----------------------------------------------------------------------------------------------
     Return After Taxes on Distributions and
         Sale of Fund Shares                                  1.67%       2.29%       4.46%
----------------------------------------------------------------------------------------------
     Merrill Lynch Intermediate BB Index (1)                 -2.39%       3.55%       6.75%*
----------------------------------------------------------------------------------------------
     Merrill Lynch US High Yield, Cash Pay Index (2)         -1.14%       1.24%       5.90%
----------------------------------------------------------------------------------------------


     *   Performance information is from 6/30/94.


     (1) The Merrill Lynch Intermediate BB Index is a market weighted index, consisting of BB cash pay bonds, which are U.S. dollar denominated bonds issued in the U.S. domestic market with maturities between 1 and 10 years. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or the expenses of investing.
     (2) The Merrill Lynch U.S. High Yield, Cash Pay Index is an unmanaged index of non-investment-grade corporate bonds. The index reflects the reinvestment dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant if you hold shares of the Fund through tax-deferred accounts, such as 401(k) plans or individual retirement accounts (IRAs).

YOUR EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of March 1, 2003, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of a unified management fee paid to the Fund's investment advisor. Because the Fund's expense structure is not based on the prior fiscal year's expenses, the annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.


FEE TABLE


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                          None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                              0.40%
         Distribution and/or Service (12b-1) Fees                         None
         Other Expenses (2)                                               0.01%
                                                                         -----
         Total Annual Operating Expenses                                  0.41%
         Expense Reimbursement (3)                                       (0.01%)
                                                                         -----
         Net Expenses                                                     0.40%



         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.

         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.

         (3) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely so that Total Annual Operating Expenses do not exceed 0.40%.


Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR       3 YEARS       5 YEARS      10 YEARS
         ------       -------       -------      --------
         $   41       $   128       $   224      $    505

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.

High Yield Fund

                                                                              YEAR ENDED OCTOBER 31,
                                                       2002              2001          2000        1999 (a)        1998 (a)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $     8.14        $     8.30    $     8.54    $     8.95      $    9.21
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                0.64(b)(c)        0.72          0.73          0.74           0.76
---------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains
         (losses) on investments                         (0.58)(c)         (0.16)        (0.24)        (0.41)         (0.21)
---------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                     0.06              0.56          0.49          0.33           0.55
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income                (0.65)            (0.72)        (0.73)        (0.74)         (0.76)
---------------------------------------------------------------------------------------------------------------------------
     Distributions from capital gains                       --                --            --         (0.00)(d)      (0.05)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions                                 (0.65)            (0.72)        (0.73)        (0.74)         (0.81)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $     7.55        $     8.14    $     8.30    $     8.54      $    8.95
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              0.60%             6.92%         6.01%         3.75%          6.00%
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

     Net assets, end of year (in thousands)         $  286,228        $  348,979    $  319,985    $  271,551      $ 263,912
---------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets              0.42%             0.44%         0.43%         0.43%          0.45%
---------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income to
         average net assets                               7.98%(c)          8.63%         8.70%         8.39%          8.28%
---------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                62%               59%           56%           62%            71%
---------------------------------------------------------------------------------------------------------------------------

     (a) Per share amounts have been adjusted to retroactively reflect a 4 for 1 share split effective September 1, 1999.
     (b) Per share data was calculated using average shares outstanding.
     (c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.11% to 7.98%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
     (d) Rounds to less than $0.01 per share.

CMG International Bond Fund

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with a high degree of preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Fixed Income Securities of foreign issuers. Generally, the Fund seeks to achieve its goal by investing in debt securities of issuers in at least three foreign countries, including foreign corporate issuers and foreign governments or their subdivisions, agencies, instrumentalities, international agencies and supranational entities. The Fund is not limited as to countries in which it may invest and will invest in the securities of issuers located in developed countries, as well as securities of issuers located in developing countries and countries with emerging securities markets. At times, the portfolio of the Fund may be fully or heavily weighted towards securities of issuers in emerging or developing countries. Securities may be denominated in foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.


The average portfolio duration of the Fund varies based on the investment advisor's forecast for interest rates and, under normal market conditions, is not expected to exceed seven years. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Under normal conditions, the Fund invests substantially all of its assets in debt securities rated B or higher by S&P or Moody's, or if unrated, judged by the investment advisor to be comparable in quality. The Fund will not invest in fixed income securities rated below Caa by Moody's or CCC by S&P, and the Fund will not invest more than 10% of the Fund's total assets in securities with Caa or CCC ratings. For a discussion of the impact of investing in debt securities rated BB or lower by S&P or Ba or lower by Moody's, see the "Summary of Principal Risks" section under the heading "MORE ABOUT THE FUNDS" in this Prospectus.


     A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


In selecting securities for the Fund the investment advisor conducts an evaluation of the fundamental economic and market factors such as exchange and interest rates, currency trends, credit quality, and political and economic trends to determine which countries to invest in. Generally, the Fund invests in issuers in those countries with improving fundamentals and that are denominated in stable or appreciating currencies. The investment advisor will also evaluate the risks and returns for investments in each country based on its analysis of economic and market factors. Notwithstanding the above, the Fund may invest 100% of its assets in the debt of emerging markets when the portfolio manager believes such securities offer the best return with reasonable risk. For the definition of emerging markets, the investment advisor will look to the World Bank classification of countries considered to have emerging or developing economies.

After selecting the countries to invest in, the investment advisor conducts intensive, fundamental research and analysis to identify attractive securities in those countries expected to produce the best return with reasonable risk. This analysis is intended to give the investment advisor a better understanding of the long-term prospects of a particular security, based on the characteristics of the existing economy and investor temperament. In this way, the investment advisor strives to anticipate and act upon market change, and understand its effect on risk and reward of Fund securities, with the goal of generating consistent, competitive results over the long term.


The Fund may invest its assets in other investments and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Currency or exchange rate risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities of the Fund denominated in that currency.

- Interest rate risk is the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.

- Non-diversified risk is the risk associated with the Fund's ability to invest a relatively high percentage of its assets in a limited number of issuers.

- Emerging market risk refers to the increased risk from investing in the securities of issuers based in less developed and developing countries.

- Issuer risk is the possibility that the value of a portfolio security may decline due to reasons related to the issuer of the security, such as poor management performance.


- Inflation risk refers to the risk the Fund's returns may not keep pace with inflation over the long term.

- Selection of investment risk is risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.


Any or all of these risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY


Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The International Bond Fund has not commenced operations, so the annual fund operating expenses are based on estimates for the current fiscal year.

FEE TABLE


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees (1)                                           0.40%
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses (2)                                            0.21%
                                                                       ----
         Total Annual Operating Expenses                               0.61%
         Expense Reimbursement (3)                                    (0.21%)
                                                                       ----
         Net Expenses                                                  0.40%



         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than audit fees), legal fees, transfer agent and custody services, and other expenses.

         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees and interest on any borrowings by the Fund.

         (3) The Fund's investment advisor has contractually agreed to reimburse "Other Expenses" indefinitely so that Total Annual Operating Expenses do not exceed 0.40%.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR       3 YEARS
         ------       -------
         $   41       $   128

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations, financial highlights have not been included in this Prospectus.

Management


ADVISOR

The Fund's investment advisor is Columbia Management Advisors, Inc. ("Columbia"), 100 Federal Street, Boston, Massachusetts 02110. Columbia or its predecessor has been providing investment management and advisory services to individual and institutional clients since the early 1900's. As of September 1, 2003, Columbia managed over 133 billion in assets.

Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for managing the Funds in accordance with their investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. The Advisor also is responsible for managing the overall investment and day-to-day operations of the Funds.

The Advisor is an indirect wholly owned subsidiary of FleetBoston Financial Corporation.


MANAGEMENT FEES AND PORTFOLIO MANAGERS


Each Fund, except the Core Plus Bond Fund, pays the Advisor an annual unified management fee based on a percentage of the average net assets of the Fund in return for providing investment advisory and other services. The fee paid by each Fund is set forth below. Out of the management fee, the Advisor pays all expenses of managing and operating the Funds except brokerage fees, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), audit fees and extraordinary expenses. Also listed below are the portfolio managers primarily responsible for implementing the investment strategy for each Fund.



                             ADVISORY FEE
                             PAID BY THE
       THE FUND                  FUND              PORTFOLIO MANAGER FOR THE FUND
-----------------------------------------------------------------------------------------
Core Plus Bond Fund            0.00% (1)   The Fund's investment strategy and investment
                                           decisions are managed by members of the
                                           investment team.

CMG Core Bond Fund             0.25%       Leonard A. Aplet, CFA, and Richard R. Cutts,
                                           CFA, co-manage the Fund. Mr. Aplet is
                                           Managing Director and Head of Fixed
                                           Income/Portland for the Advisor. Mr. Aplet
                                           served as Senior Vice President of the
                                           Advisor from April 2001 to February 2003 and
                                           Vice President of the Advisor from 1990 to
                                           April 2001. Mr. Aplet received his MBA from
                                           the University of California at Berkeley in
                                           1987, and a B.A. from Oregon State University
                                           in 1976. Mr. Cutts, a Senior Vice President
                                           of the Advisor, has served as a Portfolio
                                           Manager for the Advisor since 1998 after
                                           joining the Advisor as a Fixed Income Analyst
                                           from 1994-1998. Mr. Cutts received his MBA
                                           from the University of San Diego in 1990, and
                                           a B.S. from the University of Southern
                                           California.

                             ADVISORY FEE
                             PAID BY THE
       THE FUND                  FUND              PORTFOLIO MANAGER FOR THE FUND
-----------------------------------------------------------------------------------------
CMG Intermediate Bond Fund       0.25%     The Fund's investment strategy and investment
                                           decisions are managed by members of the
                                           investment team.

CMG Short Term Bond Fund         0.25%     Leonard A. Aplet and Richard R. Cutts.

CMG Ultra Short Term             0.25%     The Fund's investment strategy and investment
Bond Fund                                  decisions are managed by members of the
                                           investment team.

Government Bond Fund             0.25%     Marie M. Schofield, CFA, has been a Portfolio
                                           Manager with the Advisor since the Fund's
                                           inception. Ms. Schofield has also served as
                                           Senior Vice President of Fleet Investment
                                           Advisors since 1998. Ms. Schofield manages
                                           the Liberty Quality Plus Bond Fund and the
                                           Liberty Intermediate Government Income Fund.
                                           Ms. Schofield earned a B.S. from the College
                                           of Saint Rose.

Corporate Bond Fund              0.25%     Michael T. Kennedy, CFA, has been a Portfolio
                                           Manager with the Advisor since the Fund's
                                           inception. Mr. Kennedy has served as a
                                           Portfolio Manager and Corporate Bond
                                           Specialist for Stein Roe & Farnham since
                                           1994. He earned his B.S. degree from
                                           Marquette University in 1984 and his M.M.
                                           degree from Northwestern University in 1988.

Mortgage and Asset-Backed        0.25%     Leonard A. Aplet.
Securities Fund

High Yield Fund                  0.40%     Jeffrey L. Rippey, CFA, is Managing Director
                                           and Kurt Havnaer, CFA, is a Vice President of
                                           the Advisor. Mr. Rippey joined the Advisor in
                                           1981 as a Vice President and served as Senior
                                           Vice President from April 2001 to February
                                           2003. Mr. Rippey has been the Portfolio
                                           Manager of the CMG High Yield Fund since its
                                           inception in 1994. Mr. Rippey is a 1978
                                           graduate of Pacific Lutheran University.
                                           Mr. Havnaer has co-managed the CMG High Yield
                                           Fund since 2000 and was a portfolio manager,
                                           analyst and trader with Safeco Asset
                                           Management Advisors, Inc. before joining the
                                           Advisor as a Vice President in 1996. Mr.
                                           Havnaer received his MBA from Seattle
                                           University in 1991.

                             ADVISORY FEE
                             PAID BY THE
       THE FUND                  FUND              PORTFOLIO MANAGER FOR THE FUND
-----------------------------------------------------------------------------------------
International Bond Fund          0.40%     Laura A. Ostrander is the Fund's lead
                                           Portfolio Manager and since November 2001 has
                                           been Lead Manager for Columbia International
                                           Bond strategy. Prior to that time, Ms.
                                           Ostrander was a Senior Vice President of
                                           Colonial Management Associates since 1999 and
                                           a Vice President since 1996. Ms. Ostrander
                                           earned her B.A. degree in economics from St.
                                           John Fisher College in Rochester, N.Y.


(1) The Core Plus Bond Fund indirectly pays its proportionate share of the management fees paid by the Underlying Funds in which the Core Plus Bond Fund invests.

Information About Your Investment

YOUR ACCOUNT

BUYING SHARES

Shares in the Funds are available for purchase by institutional buyers seeking to invest in a diversified portfolio in a pooled environment, rather than purchase individual securities. Purchases of Fund shares may be made by two different methods, each of which is subject to minimum investment requirements described below.


First, you may purchase shares in the Funds directly by calling Columbia at 1-800-547-1037. Each Fund's minimum initial investment requirement for investors purchasing shares directly from Columbia is $3 million. The Advisor may waive the investment minimum in its sole discretion. Subsequent investments in a Fund must be at least $2,500, however, purchase orders may be refused at the discretion of a Fund.

You may also purchase Fund shares if you are an advisory client of Columbia, or one of its affiliates, investing through a separately managed account and Columbia in its role as discretionary investment advisor purchases shares for your account. In order to invest in this manner you must have at least $1 million invested with Columbia and its affiliates. The minimum initial investment in this case is $25,000.

An advisory client with less than $10 million in assets managed by Columbia and who invests less than $3 million in a single Fund may be charged an administrative account fee of $5,000 to cover the extra costs of servicing the account. The decision to charge this fee and the terms of such a fee are determined by Columbia's head of institutional sales and client service or their representative. Clients should consult the terms of their investment management agreement with Columbia or contact their Columbia representative for more information.


The price for each Fund's shares is the Fund's net asset value per share ("NAV"), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund.

SELLING SHARES

You may sell shares at any time. Upon redemption you will receive the Fund's NAV next calculated after your order is accepted by the Fund's transfer agent. You can request a redemption by calling your Columbia representative or by calling 1-800-547-1037. Redemption proceeds are normally transmitted in the manner specified in the redemption request on the business day following the effective date of the redemption. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds must be transmitted to you within seven days of the redemption date.

You may also sell shares by exchanging from the Fund into shares of another fund in the Trust. To exchange by telephone, call your Columbia representative or call 1-800-547-1037.

The Funds also reserve the right to make a "redemption in kind" -- pay you in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect the Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LIMITATIONS ON BUYING AND SELLING SHARES


Excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders. Accordingly, unless waived by the Advisor in its sole discretion, the Advisor limits account activity in a Fund in the following manner:


- Purchase orders or exchange requests may be rejected for any reason.

- You may make no more than two "round trips" during any twelve-month period.

- Your round trips must be at least 30 days apart.

- Exchanges out of a Fund are limited to no more than two within any twelve-month period.

A "round trip" is a redemption FROM a Fund followed by a purchase back INTO the same Fund. In addition, a "round trip" includes transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to and from another fund in the Trust.

PRICING OF SHARES

The Fund's investments are valued based on their market value using the last sales price reported on the principal securities exchange on which the investment is traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over the counter markets. Securities for which market values are not readily available will be valued at fair market value as determined in good faith under procedures established by and of the Board of Trustees.


If applicable to the Fund, securities trading in various foreign markets may take place on days when the New York Stock Exchange is closed. Further, when the New York Stock Exchange is open, the foreign markets may be closed. Therefore, the calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the New York Stock Exchange on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, the Advisor determines that a particular event would materially affect the Fund's NAV, then the Advisor under the general supervision of the Board of Trustees, will use all relevant information available to it to determine a fair value for the affected portfolio securities.


DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Income dividends, consisting of net investment income, are declared and paid monthly by the Funds (except the International Bond Fund) and declared and paid annually by the International Bond Fund. All income dividends paid by the Funds will be reinvested in additional shares of the Fund at the net asset value on the dividend payment date, unless you have elected to receive the dividends in cash. If all of your shares in a Fund are redeemed, the undistributed dividends on the redeemed shares will be paid at that time. Each of the Funds generally distributes substantially all of its net realized capital gains to shareholders once a year, usually in December. The amount distributed will depend on the amount of capital gains realized from the sale of a Fund's portfolio securities. Capital gain distributions are declared and paid as cash dividends and reinvested in additional shares at the net asset value, as calculated after payment of the distribution, at the close of business on the dividend payment date, unless you have elected to receive the distribution in cash.

TAX EFFECT OF DISTRIBUTIONS AND TRANSACTIONS


The dividend and other distributions of the Funds are taxable to you, unless your investment is in a tax-advantaged account. The tax status of any distribution is the same regardless of how long you have been in a Fund and whether you reinvest your distributions or take them as income. In general, for individuals qualifying dividend and short-term capital gain distributions occurring in 2003, and long-term capital gain distributions occurring after May 5, 2003 and on or before December 31, 2003 are taxable as follows:


     Taxability of Distributions


     TYPE OF                         TAX RATE FOR            TAX RATE FOR
     DISTRIBUTION                    15% BRACKET OR LOWER    25% BRACKET OR HIGHER
     ------------                    --------------------    ---------------------
     Qualifying Income Dividends     5%                      15%

     Short-Term Capital Gains        Ordinary Income Rate    Ordinary Income Rate

     Long-Term Capital Gains         5%                      15%



Certain dividend distributions occurring in 2003 will continue to be taxable at ordinary income rates instead of the above rates. In addition, long term capital gain distributions occurring on or after January 1, 2003 and before May 6, 2003 may be taxable to individuals at the following rates depending upon the amount of qualifying dividend and long term capital gain distributions occurring in 2003:



     TAX RATE FOR                         TAX RATE FOR
     15% BRACKET OR LOWER                 25% OR HIGHER
     --------------------                 -------------
     10%                                  20%


Each Fund expects that, as a result of its investment objective to achieve current income, its distributions will consist primarily of income dividends. Each year the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. Due to the fund of funds structure used by the Core Bond Fund, the amount, timing and character of distributions to the Fund's shareholders could be affected resulting in higher taxes payable by shareholders.


The sale of shares in your account may produce a gain or loss and is a taxable event. For tax purposes, an exchange of shares of a Fund for shares of another fund managed by the Advisor is treated as a sale of shares.


     Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gain distributions.

More About The Funds

INVESTMENT STRATEGY

Each Fund's principal investment strategies and their associated risks are described in the section titled "Principal Investment Strategies" under the heading "INFORMATION ABOUT THE FUNDS" in this Prospectus. What follows is additional information about certain of the investments and strategies of the Funds and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this Prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Each Fund's investment goal may not be changed without approval by a majority of the Fund's outstanding securities. Except as otherwise noted, however, approval by a Fund's shareholders is not required to modify or change a Fund's investment policies or any of its investment strategies.

PORTFOLIO SECURITIES

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as securities to investors. Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: GNMA, FHLMC and FNMA.

Commercial mortgage-backed securities are secured by loans for commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. Both mortgage-backed securities and commercial mortgage-backed securities are subject to prepayment risk. See "SUMMARY OF PRINCIPAL RISKS -- Prepayment Risk" below.

ASSET-BACKED SECURITIES. Asset-backed securities are interests in pools of debt securities backed by various types of assets such as credit card receivables, automobile and home equity loans, and computer leases issued by trusts or special purpose entities. Like mortgage-backed securities, investments in asset-backed securities involve prepayment risk. See "SUMMARY OF PRINCIPAL RISKS -- Prepayment Risk" below.

DERIVATIVES

The Funds may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve certain risks. See the section titled "OTHER RISKS" below for more information of the risks associated with derivatives.

PORTFOLIO TURNOVER


There are not limits on turnover. Turnover may vary significantly from year to year. The Advisor does not expect it to exceed 100% under normal conditions. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. A Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return. Additionally, due to the institutional nature of the shareholders in these Funds, redemption requests are frequently large. In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to shareholders.


TEMPORARY INVESTMENTS

Under adverse market conditions, each Fund may depart from its principal investment strategies by taking defensive positions in response to adverse economic or market conditions. During such times, a Fund may, but is not required to, invest in cash or investment-grade, short-term debt securities, without limit. When a Fund assumes a temporary defensive position, it generally will not invest in securities designed to achieve its investment goal.

SUMMARY OF PRINCIPAL RISKS

The principal risks of investing in the Funds, as stated above in the "Risk/Return Summary," are described in greater detail in this section. These risks are more likely to have a material effect on a Fund than other factors potentially affecting that Fund. The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information contains more information about these and other risks.

CREDIT RISK refers to the ability of the issuer of a bond to meet interest and principal payments when due. A Fund may invest in both investment-grade and non-investment-grade securities. Investment-grade securities are those issued by the U.S. Government, its agencies, and instrumentalities, as well as those rated as shown below by the following rating agencies:

     Investment-Grade Securities

                                 LONG-TERM           SHORT-TERM
     RATING AGENCY               DEBT SECURITY       DEBT SECURITY
     -------------               -------------       -------------
     Standard & Poors (S&P)      At least BBB        At least A-3 or SP-2

     Moody's Investors           At least Baa        At least Prime-3 or
     Services, Inc. (Moody's)                        MIG 4/FMIG4


A Fund may also invest in securities unrated by these agencies if the Advisor determines the security to be of equivalent investment quality to an investment-grade security. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for higher-rated bonds.

Generally, higher yielding bonds are rated below investment grade (BB and lower by S&P and Ba and lower by Moody's) and are subject to greater credit risk than higher quality, lower yielding bonds. High yield bonds, commonly referred to as junk bonds, may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. High yield bonds are often issued by smaller, less creditworthy companies or by companies with substantial debt. Since the price of a high yield bond is generally very sensitive to the financial conditions of the issuer, the market for high yield bonds can behave more like the equity market. Adverse changes in economic conditions, an issuer's financial condition, and increases in interest rates may negatively affect the market for lower-rated debt securities, more than higher-rated debt securities. In addition, the secondary markets for lower-rated securities may be less liquid and less active than markets for higher-rated securities, which may limit the ability of a Fund to sell lower-rated securities at their expected value.

The ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Funds' Statement of Additional Information for a complete discussion of bond ratings.

INTEREST RATE RISK refers to the possibility that the value of a Fund's investments will decline due to an increase in interest rates. When interest rates go up, the value of a Fund's portfolio will likely decline because fixed income securities in the portfolio are paying a lower interest rate than what investors could obtain in the current market. When interest rates go down, the value of a Fund's portfolio will likely rise, because fixed income securities in the portfolio are paying a higher interest rate than newly issued fixed income securities. The amount of change in the value of a Fund's portfolio depends upon several factors, including the duration of the fixed income securities in the portfolio. In general, the price of fixed income securities with a longer duration are more sensitive to interest rate changes than the price of fixed income securities with a shorter duration.

FOREIGN INVESTMENT RISK. Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities. The price of foreign securities are affected by changes in the currency exchange rates. Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of a Fund's assets, in particular the International Bond Fund. Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers are subject to less governmental regulation and oversight than U.S. issuers. Also, many countries where the Fund invests are not as politically or economically developed as the United States. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund.

In addition, additional costs may be incurred in connection with the Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

CURRENCY RISK and EXCHANGE RATE RISK refer to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. To the extent any of the Funds hold non-dollar denominated securities, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency trends are unpredictable.

PREPAYMENT RISK. Prepayment risk refers to the possibility that the mortgage securities, collateralized mortgage obligations or asset-backed securities held by a Fund may be adversely affected by changes in the prepayment rates on the underlying debt. Principal on individual mortgages underlying mortgage-backed securities and collateralized mortgage obligations can be prepaid at any time (loans underlying commercial mortgage-backed securities usually contain prepayment penalties that provide some protection from refinancing). Unscheduled or early payments on the underlying mortgages or asset-backed securities may shorten the securities's effective maturities and reduce their growth potential. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages or assets and, accordingly, expose a Fund to a lower rate of return upon reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed or asset-backed security may be difficult to predict and result in greater volatility. In a period of rising interest rates, there is the possibility of later-than-expected payments known as extension risk that may extend the duration of the security. In the event of later payments due to rising interest rates, the security will likely decrease in value and expose a Fund to a lower rate of return upon reinvestment because of its inability to invest in higher-yielding securities.

NON-DIVERSIFIED RISK. A Fund that is "non-diversified" may invest a greater percentage of its assets in a limited number of issuers than a fund that is "diversified." Accordingly, the Fund's investment returns may be more likely to be impacted by changes in the market value and returns of any one portfolio holding.

EMERGING MARKET RISK refers to the increased investment risk associated with the Fund's investments in issuers based in less developed and developing countries, which are sometimes referred to as emerging markets. Investments in these countries are subject to severe and abrupt price declines. Certain countries have experienced hyperinflation and devaluation of their currencies versus the U.S. dollar, which have adversely affected returns to U.S. investors. In addition, securities of issuers located in these markets may present credit, currency, liquidity, legal, political and other risks different from risks associated with investing in developed countries.


ALLOCATION RISK refers to the Core Plus Bond Fund's increased risk associated with investing in the Underlying Funds. Because the Core Bond Plus Fund's assets are invested by the Advisor in the shares of the Underlying Funds, its performance depends on how the Fund's assets are allocated among the Underlying Funds. There is a risk the Advisor could allocate the Fund's assets in certain Underlying Funds that underperform other Underlying Funds in which the Fund's assets are not invested.


ISSUER RISK refers to the risk associated with investing in individual securities that may be adversely affected for reasons related to the issuer of the security. The value of an issuer's securities may decline for a number of reasons, including poor management performance, corporate malfeasance by the issuer's management, or reduced demand for an issuer's products.

INFLATION RISK is the risk posed by inflation from investing in Fixed Income Securities. Inflation represents the rising cost of goods and services over time. Returns on debt obligations may not keep pace with inflation, thus reducing the value of your investment in a Fund.

FUND OF FUNDS RISK. The Core Plus Bond Fund is subject to the risks associated with of each of the Underlying Funds it invests in and, depending on the how the assets are allocated among the Underlying Funds, the risks will vary. If the Fund invests a significant amount of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds.

There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. In addition, the Trustees and officers of the Trust may have conflicting interests in fulfilling their fiduciary duties to the Fund and the Underlying Funds.

A Fund's investments can change over time and, accordingly, the Fund may become subject to additional principal and other risks. See "OTHER RISKS" in this section and the Funds' Statement of Additional Information for more information regarding the risks of investing in each Fund.

OTHER RISKS

In addition to the risks stated in the Fund's "RISK/RETURN SUMMARY" and described in greater detail above under the section "SUMMARY OF PRINCIPAL RISKS," there are other risks of investing in the Fund, some of which are described below:

ZERO-COUPON SECURITIES

The Funds, and the High Yield Fund in particular, may invest in lower-rated debt securities structured as zero-coupon securities. A zero-coupon security does not pay periodic interest. Instead, the issuer sells the security at a substantial discount from its stated value at maturity. The interest equivalent received by the investor from holding this security to maturity is the difference between the stated maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. A Fund accrues taxable income on zero-coupon securities prior to the receipt of cash payments. Each Fund intends to distribute substantially all of its income to its shareholders to qualify for pass through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

LIQUIDITY RISK

The Funds may purchase debt securities which can become difficult to sell for a variety of reasons, such as lack of an active trading market. Foreign securities and derivatives purchased by a Fund, and in particular bonds of issuers based in emerging or developing countries, are especially exposed to liquidity risk. Because some of these debt securities in developing countries do not trade frequently, when they do trade, their price may be substantially higher or lower than had been expected.

DERIVATIVE RISK

A Fund's use of derivative securities involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. To the extent a Fund uses these securities, it may be exposed to additional volatility and potential losses. Using derivatives involves the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Using derivatives carries the risk that the other party to the transaction may fail to honor its contracts terms, causing a loss to the Fund. There is also the risk that the derivative will not correlate well with the security for which it is acting as a substitute or that the Fund cannot sell the derivative because of an illiquid market. The Funds will not use derivatives for speculative purposes or as leveraged investments that may magnify gains or losses. A more complete description of various risks associated with particular derivative securities is included in "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information.

For More Information

You can find additional information on each Fund's structure and performance in the following documents:

- ANNUAL/SEMIANNUAL REPORTS. While the Prospectus describes each Fund's potential investments, these reports detail the Funds' actual investments as of the report date. Reports include a discussion by Fund management of recent market conditions, economic trends, and strategies that significantly affected each Fund's performance during the reporting period.

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"). A supplement to the Prospectus, the SAI contains further information about each Fund, its Trustees and its investment restrictions, risks and polices.

A current SAI for the Funds is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus. To obtain copies of the SAI or copies of the current annual/semiannual report, without charge, or to make inquiries of the Funds, you may contact:

CMG Fund Trust
1300 S.W. Sixth Avenue
Portland, Oregon 97201
Telephone: 1-800-547-1037

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information regarding the Funds are also on the SEC's Internet website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the SEC's E-mail address at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-5857

                             CMG CORE PLUS BOND FUND
                               CMG CORE BOND FUND
                           CMG INTERMEDIATE BOND FUND
                            CMG SHORT TERM BOND FUND
                         CMG ULTRA SHORT TERM BOND FUND
                            CMG GOVERNMENT BOND FUND
                             CMG CORPORATE BOND FUND
                  CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND
                               CMG HIGH YIELD FUND
                           CMG INTERNATIONAL BOND FUND
                          PORTFOLIOS OF CMG FUND TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                                 CMG Fund Trust

                             1300 S.W. Sixth Avenue
                                  P.O. Box 1350
                             Portland, Oregon 97207
                                 (503) 222-3600


          This Statement of Additional Information contains information relating to CMG Fund Trust (the "Trust") and ten portfolios of the Trust: CMG Core Plus Bond Fund, CMG Core Bond Fund, CMG Intermediate Bond Fund, CMG Short Term Bond Fund, CMG Ultra Short Term Bond Fund, CMG Government Bond Fund, CMG Corporate Bond Fund, CMG Mortgage and Asset-Backed Securities Fund, CMG High Yield Fund and CMG International Bond Fund (each a "Fund", together the "Funds").

          This Statement of Additional Information is not a Prospectus. It relates to a Prospectus dated January ___, 2004 (the "Prospectus") and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge upon request to the Trust or by calling 1-800-547-1037.

          The High Yield, Core Bond, and Short Term Bond Fund's most recent Annual Report to shareholders are each a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS

DESCRIPTION OF THE FUNDS                                                3
MANAGEMENT                                                             45
INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES                  61
PORTFOLIO TRANSACTIONS                                                 63
CAPITAL STOCK AND OTHER SECURITIES                                     66
PURCHASE, REDEMPTION AND PRICING OF SHARES                             67
CUSTODIAN                                                              69
INDEPENDENT ACCOUNTANTS                                                70
TAXES                                                                  70
YIELD AND PERFORMANCE                                                  74
FINANCIAL STATEMENTS                                                   77


                               January ___, 2004

                            DESCRIPTION OF THE FUNDS


          The Trust is an Oregon business trust established under a Restated Declaration of Trust, dated October 13, 1993, as amended. The Trust is an open-end, management investment company comprised of separate portfolios, each of which is treated as a separate fund. There are 22 portfolios established under the Trust: the Funds, CMG Enhanced S&P 500 Index Fund, CMG Large Cap Growth Fund, CMG Large Cap Value Fund, CMG Mid Cap Growth Fund, CMG Mid Cap Value Fund, CMG Small/Mid Cap Fund, CMG Small Cap Growth Fund, CMG Small Cap Value Fund, CMG International Stock Fund, CMG Emerging Markets Equity Fund, CMG Small Cap Fund and CMG Strategic Equity Fund. With the exception of the International Bond Fund, Mortgage and Asset-Backed Securities Fund and the Core Plus Bond Fund, each Fund is diversified, which means that, with respect to 75% of its total assets, those Funds will not invest more than 5% of their assets in the securities of any single issuer. Because the International Bond Fund, the Mortgage and Asset-Backed Securities Fund and Core Plus Bond Fund may invest in a relatively small number of issuers, they will be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. The investment adviser for the Funds is Columbia Management Advisors, Inc. (the "Adviser"). See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further discussion regarding the Adviser.


INVESTMENT OBJECTIVES, POLICIES AND RISKS


          The investment objectives and principal investment strategies and policies of each Fund are described in the Prospectus. None of the Funds' investment objectives may be changed without a vote of its outstanding voting securities. There is no assurance that a Fund will achieve its investment objective(s). What follows is additional information regarding securities in which a Fund may invest and investment practices in which it may engage. Because the Core Plus Bond Fund only invests principally in the other Funds, references to "a Fund" or "the Funds" when discussing securities that may be purchased or an investment technique that may be engaged in excludes the Core Plus Bond Fund (except the Fund may invest in short-term paper and U.S. Government securities). To determine whether a Fund purchases such securities or engages in such practices, and to what extent, see the chart on page 29 of this Statement of Additional Information.


CORPORATE DEBT SECURITIES

          These include corporate bonds, debentures, notes, convertible securities and other similar corporate debt instruments. The following is a description of the bond ratings used by Moody's and S&P. Subsequent to its purchase by a Fund, a security may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of bonds from a Fund's portfolio, but the Adviser will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio.

          BOND RATINGS. MOODY'S -- The following is a description of Moody's bond ratings:

          Aaa - Best quality; smallest degree of investment risk.

          Aa - High quality by all standards; Aa and Aaa are known as high-grade bonds.

          A - Many favorable investment attributes; considered upper medium-grade obligations.

          Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

          Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

          B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Poor standing, may be in default; elements of danger with respect to principal or interest.

          S&P -- The following is a description of S&P's bond ratings:

          AAA - Highest rating; extremely strong capacity to pay principal and interest.

          AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.

          A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher-rated bonds.

          Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

          BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment.

          B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

          CCC - Current identifiable vulnerability to default and dependent upon favorable business, financial, and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

          Bonds rated BB, B, and CCC are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

HIGH YIELD SECURITIES ("JUNK BONDS")


          Investment in securities rated below investment grade (I.E., rated Ba or lower by Moody's or BB or lower by S&P) are described as "speculative" by both Moody's and S&P ("high yield securities" or "junk bonds"). An investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of high quality debt securities.


          High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

          The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in high yield securities through diversification, in-depth credit analysis and attention to current developments and trends in both the economy and financial markets.

          The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interest of shareholders.

CONVERTIBLE SECURITIES

          A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

          Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

          The convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert.

FOREIGN SECURITIES

          Foreign securities purchased by Funds permitted to purchase such securities may be denominated in foreign currency or U.S. dollars, or may be traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.

          Investing in foreign securities involve certain risks such as:

     -    interest rate risk
     -    credit risk
     -    exchange rate risk/currency fluctuations
     - political, economic and social instability in the country of the issuer, such as expropriation of assets or nationalization of industries.


          As a result, securities held by a Fund may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its instrumentalities or agencies. The prices of foreign securities denominated in foreign currency are affected by changes in the currency exchange rates. Potential political or economic instability of the country of the issuer, especially in developing or less developed countries (which are sometimes referred to as emerging markets), could cause rapid and extreme changes in the value of a Fund's assets. Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers are subject to less governmental regulation and oversight than U.S. issuers. Also, many countries where a Fund invests are not as politically or economically developed as the U.S. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Funds holding foreign securities.


          To the extent a Fund can invest in foreign securities, a portion of a Fund's investments, particularly in the case of the International Bond Fund, may be held in the foreign currency of the country where the investment is made. These securities are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency trends are unpredictable.

          Another risk of investing in foreign securities is that additional costs may be incurred in connection with a Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when a Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

          Securities traded in countries with emerging securities market may be subject to risks in addition to the risks typically posed by global investing due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and political and economic instability. Investments in these countries are subject to severe and abrupt price declines. Certain countries have experienced hyperinflation and devaluation of their currencies versus the U.S. dollar, which have adversely affected returns to U.S. investors. In addition, securities of issuers located in these markets may present credit, currency, liquidity, legal, political and other risks different from risks associated with investing in developed countries.

          The Funds may also invest in mortgage-backed securities issued or guaranteed by foreign government entities, and Brady Bonds, which are long-term bonds issued by government entities in developing countries as part of a restructuring of their commercial loans. A Brady Bond is created when an outstanding commercial bank loan to a government or private entity is exchanged for a new bond in connection with a debt restructuring plan. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (usually in the U.S. dollar, however). They are often fully collateralized as to principal in U.S. Treasury zero coupon bonds. Even with this collateralization feature, however, Brady Bonds are often considered speculative, below investment-grade investments because the timely payment of interest is the responsibility of the issuing party (the foreign country or entity), and the value of the bonds can fluctuate significantly based on the issuer's ability or perceived ability to make these payments. Brady Bonds may be structured with floating rate or low fixed-rate coupons.

          Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

          Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

          A Fund's Investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of a Fund's income distributions to constitute returns of capital for tax purposes or require a Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

BANK OBLIGATIONS

          Bank obligations in which each of the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

          Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

COMMERCIAL PAPER

          Commercial paper is an unsecured short-term note of indebtedness issued in bearer form by business or banking firms to finance their short-term credit needs.

          Commercial Paper Ratings. A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's respectively.

          Commercial paper rated A1 by S&P has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

          Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparation to meet such obligations.

FOREIGN CURRENCY TRANSACTIONS

          To the extent a Fund invests in foreign securities, it may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. The Fund may engage in these transactions to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of foreign securities. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of a Fund with a view to protecting the portfolio from adverse currency movements, based on the Adviser's outlook, and a Fund might be expected to enter into such contracts in the following circumstances:

          LOCK IN. When management desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

          CROSS HEDGE. If a currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of that Fund's portfolio holdings denominated in the currency sold.

          DIRECT HEDGE. If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, or if the Adviser believes the portfolio may benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in the value of the bond.

          PROXY HEDGE. The Adviser might choose to use a proxy hedge, which is usually less costly than a direct hedge. In this case, a Fund, having purchased a bond, will sell a currency whose value is believed to be closely linked to the currency in which the bond is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of bonds denominated in the currency of the original holding. The type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies, and because the relationships can be very unstable at times.

          Forward contracts involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency moves may not occur exactly as the Adviser expected, so use of forward contracts could adversely affect a Fund's total return.

          COSTS OF HEDGING. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if a Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

          Hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead these costs will, over time, be reflected in a Fund's net asset value per share.

          Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the "Code"). These provisions could result in an increase or decrease in the amount of taxable dividends paid by a Fund and could affect whether distributions paid by that Fund are classified as capital gains or ordinary income.

U.S. GOVERNMENT SECURITIES

          Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

          TREASURY OBLIGATIONS. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

          OBLIGATIONS OF AGENCIES AND INSTRUMENTALITIES. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

          Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.

          Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Funds to a lower rate of return upon reinvestment. To the extent that mortgage-backed securities are held by a Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their price volatility, affecting the price volatility of a Fund's shares.

          Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

          The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of a Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

          Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

          FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

          Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There is no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/services and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs")

          CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

          CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal by the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

          In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

          A Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by that Fund.

OTHER MORTGAGE-BACKED SECURITIES

          The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investment in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

OTHER ASSET-BACKED SECURITIES

          The securitization techniques used to develop mortgage-backed securities are being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card and other types of receivables, are being securitized in pass-through structures similar to mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with a Fund's investment objectives and policies, the Mortgage and Asset-Backed Securities Fund will, and the other Funds may, invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

          Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

          Asset-backed securities are often backed by a pool of assets representing the obligations of a number of direct parties. To reduce the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or the underlying assets. Liquidity protection refers to the making of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantee policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. None of the Funds will pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

FLOATING OR VARIABLE RATE SECURITIES

          Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90 or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by a Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by that Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

LOAN PARTICIPATIONS AND ASSIGNMENTS

          Each Fund may purchase participations in loans to corporations or governments, including governments of less-developed countries. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower or government, and generally are offered by banks or other financial institutions or lending syndicates. A Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service such as Moody's or S&P.

          A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, a Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a borrower.

          Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments in such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated.

          Loan participations and assignments may not be readily marketable and may be subject to restrictions on resale. Investments in loans through direct assignment of the financial institution's interests with respect to the loan may involve additional risks to a Fund. If a loan is foreclosed, for example, the Fund could be come part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

LENDING OF PORTFOLIO SECURITIES

          Each Fund may lend securities to a broker-dealer or institutional investor for the investor's use in connection with short sales, arbitrage, or other securities transactions. Lending of a Fund's portfolio securities will be made (if at all) in conformity with applicable federal and state rules and regulations. The purpose of a qualified lending transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it. The principal risk of a transaction involving the lending of portfolio securities is the potential insolvency of the broker-dealer or, other borrower.

          Management of the Funds understands that it is the view of the Staff of the SEC that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100% collateral in the form of cash, cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) a Fund must be able to terminate the loan, after notice, at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trustees to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

          While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

DERIVATIVE INSTRUMENTS

          In pursuing its investment objective each Fund may purchase and sell (write) both put options and call options on securities and securities indexes, and may enter into interest rate, and index futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of its overall investment strategies. In addition, the International Bond Fund may also purchase and sell foreign currency futures contracts and related options. The International Bond Fund may purchase and sell such foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The International Bond Fund may also enter into swap agreements with respect to interest rates and indexes of securities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, future contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with a Fund's investment objective and does not violate the Fund's investment restrictions.

          The value of some derivative instruments in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

          A Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values, or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

          OPTIONS ON SECURITIES AND INDEXES. A Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

          An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

          A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets, in an amount equal to the contract value of the index, determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A call option is also covered if the Fund holds a call on the same security or index as the call written in which the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Fund segregates assets that are determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and that are equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written in which the exercise price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees.

          If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Before the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

          A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. Before exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

          The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

          A Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options when the exercise price of the call and put are the same or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

          RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

          During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, when a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

          There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without being exercised. As the writer of a covered call option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

          If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

          FOREIGN CURRENCY OPTIONS. The International Bond Fund, and to a lesser extent the other Funds, may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may invest in interest rate futures contracts and options thereon, and the International Bond Fund may also invest in foreign currency futures contracts and options thereon.

          An interest rate, foreign currency, or index futures contract provides for the future sale by one party and the future purchase by another party of a specified quantity of a financial instrument, foreign currency, or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including the S&P 500, the S&P Midcap 400, the Nikkei 225, the NYSE composite, U.S. Treasury notes, GNMA Certificates, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit, Eurodollar certificates of deposit, the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the French franc, the Swiss franc, the Mexican peso, and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

          A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

          To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which the Trust and the Funds avoid being deemed a "commodity pool" or a "commodity operator," the Funds intend generally to limit their use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations, and practice. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a Fund's exposure to interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

          A Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

          When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in the value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark to market its open futures positions.

          A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

          Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes the capital loss. The transaction costs must also be included in these calculations.

          A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund's immediate obligations. A Fund may use the same liquid assets to cover both the call and put options when the exercise price of the call and put are the same or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

          LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS. In general, each Fund intends to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of that Fund's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

          When purchasing a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees, that when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by a Fund.

          When selling a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets that are determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees and that are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based) or by holding a call option permitting that Fund to purchase the same futures contract at a price no higher than the price of the contract written by that Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

          When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees and that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting a Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by that Fund.

          When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark to market on a daily basis) assets that are determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees and that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same as or higher than the strike price of the put option sold by that Fund.

          To the extent that securities with maturities greater than one year are used to segregate assets to cover that Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus the use of a longer term security may require a Fund to hold offsetting short-term securities to balance that Fund's portfolio such that the Fund's duration does not exceed the maximum permitted in the Fund's Prospectus.

          The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options, or forward contracts. See "Taxes."

          RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

          Futures contracts on U.S. government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. government securities reacted. Thus the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets, and the participation of speculators in such markets.

          Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

          There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

          ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS THEREON. Many options on securities, futures contracts, options on futures contracts, and options on currencies purchased or sold by the Fund will be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal, and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

          Each of the Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery or forward commitment transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to a Fund at the time of entering into the transaction. When such purchases are outstanding, a Fund will segregate cash or other liquid assets, determined in accordance with procedures approved by the Board of Trustees, in an amount equal to or greater than the purchase price. The securities so purchased are subject to market fluctuation and at the time of delivery of the securities the value may be more or less than the purchase price. Generally, no income or interest accrues on the securities a Fund has committed to purchase prior to the time delivery of the securities is made. A Fund may earn income, however, on securities it has segregated. Subject to the segregation requirement, a Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis without limit. A Fund's net asset value may be subject to increased volatility if the Fund commits a large percentage of its assets to the purchase of securities on this basis.

REPURCHASE AGREEMENTS

          A Fund may invest in repurchase agreements, which are agreements by which a Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by a Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, a Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, a Fund may incur costs and delays in realizing upon the collateral. A Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Adviser. There is no limit on the portion of a Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

ILLIQUID SECURITIES

          No illiquid securities will be acquired by a Fund if upon the purchase more than 10% of the value of the Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which a Fund may invest that are not readily marketable.

          Each of the Funds may purchase without limit, however, certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus not subject to the Funds' 10% limitation on the investment in restricted or other illiquid securities. Under the supervision of the Trustees of the Trust, a Fund's adviser determines the liquidity of Rule 144A securities and, through reports from the adviser, the Trustees monitor trading activity in these securities. In reaching liquidity decisions, the adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). Because institutional trading in Rule 144A securities is relatively new, it is difficult to predict accurately how these markets will develop. If institutional trading in Rule 144A securities declines, a Fund's liquidity could be adversely affected to the extent it is invested in such securities.

DOLLAR ROLL TRANSACTIONS

          A Fund may enter into "dollar roll" transactions, which consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at an agreed price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities.

          A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet their purchase obligations under the transactions.

          Dollar rolls may be treated for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), as borrowings of a Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Fund. For example, while a Fund receives a fee as consideration for agreeing to repurchase the security, a Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Fund, thereby effectively charging that Fund interest on its borrowing. Further, although a Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

          The entry into dollar rolls involves potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Fund's right to purchase from the counterparty might be restricted. Additionally, a Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to a Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security.

BORROWING

          A Fund may borrow from a bank for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The High Yield Fund's borrowings, however, may not exceed 5% of its gross assets at any time. As previously noted, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

SHORT SALES

          Except for the High Yield Fund, a Fund may make short sales of securities as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

          When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

          If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

          To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees. None of the Funds intends to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of a Fund's net assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. A Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

INVESTMENTS IN SMALL AND UNSEASONED COMPANIES

          Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price. Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

ZERO COUPON AND PAY-IN-KIND SECURITIES

          A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest, since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash pay securities. A Fund accrues income on these securities prior to the receipt of cash payments. The Funds intend to distribute substantially all of their income to their shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

DURATION AND PORTFOLIO TURNOVER

          A Fund's average portfolio duration will vary based on the Adviser's forecast for interest rates. Under normal market conditions, the average portfolio duration for the International Bond Fund is not expected to exceed seven years. There are no limitations on the average portfolio duration for the other Funds. Securities will be selected on the basis of the Adviser's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. Shifting the average portfolio duration of the portfolio in response to anticipated changes in interest rates will generally be carried out through the sale of securities and the purchase of different securities within the desired duration range. This may result in a greater level of realized capital gains and losses than if a Fund held all securities to maturity.

          A change in the securities held by a Fund is known as "portfolio turnover." The portfolio turnover rate is generally the percentage computed by dividing the lesser of portfolio purchases or sales (excluding all securities, including options, whose maturities or expiration date at acquisition were one year or less) by the monthly average value of the securities owned by a Fund during the particular fiscal year. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, such as brokerage commissions or dealer mark-ups and other transaction costs, which are borne directly by the Fund. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains.

CHART OF SECURITIES AND INVESTMENT PRACTICES

          Set forth below is a chart detailing the specific securities and investment practices for the Funds. Each of the practices engaged in by the Funds is discussed in detail in the sections of this Statement of Additional Information preceding this chart.

                   SECURITIES AND INVESTMENT PRACTICES(1), (2)


                                            MORTGAGE
                                               AND
                                              ASSET-                                     SHORT
                          GOV'T  CORPORATE    BACKED     HIGH    INT'L   CORE  INTERMED   TERM  ULTRA SHORT
                          BOND      BOND    SECURITIES   YIELD   BOND    BOND    BOND     BOND   TERM BOND
                          FUND      FUND       FUND      FUND    FUND    FUND    FUND     FUND      FUND
-----------------------------------------------------------------------------------------------------------
Investment Grade
  Securities                +        +          +         O        +       +       +        +        NA

High
  Yield/Non-Investment
  Grade Securities         NA        NA        NA         +        +       NA      NA      NA        NA

U.S. Government
  Securities                +        *          +         *        *       *       *        *         +

Foreign Government
  Securities               NA        NA        NA         O        +       NA      NA      NA        NA

Domestic Bank
  Obligations               *        *          *         *        *       *       *        *         +

Commercial Paper            *        *          *         *        *       *       *        *         +

Mortgage Backed
  Securities                +        O          +         O        O       O       O        O        NA

CMOs                        +        O          +         O        O       O       O        O        NA

Asset Backed
  Securities                +        O          +         O        O       O       O        O        NA

Floating or
  Variable Rate             +        +          O         O        +       +       +        +        NA

Loan Transactions           O        O          O         O        O       O       O        O         X

Options                     +        +          +         +        +       +       +        +         X

Financial Futures           +        +          +         X        +       +       +        +         X

Foreign Fixed
  Income Securities        NA        NA        NA       O, 10%  +, 100%    NA      NA      NA        NA

Currency Contracts

  Hedging                  NA        NA        NA         O        +       NA      NA      NA        NA

  Speculation              NA        NA        NA        NA       NA       NA      NA      NA        NA

                                             MORTGAGE
                                                AND
                                               ASSET-                                       SHORT
                           GOV'T  CORPORATE    BACKED     HIGH    INT'L   CORE    INTERMED   TERM   ULTRA SHORT
                           BOND      BOND    SECURITIES   YIELD   BOND    BOND      BOND     BOND    TERM BOND
                           FUND      FUND       FUND      FUND    FUND    FUND      FUND     FUND       FUND
---------------------------------------------------------------------------------------------------------------
Repurchase
  Agreements                 *         *          *         *       *        *        *        *         *

Restricted/
  Illiquid
  (excluding 144A
  from definition of
  illiquid)               O, 10%    O, 10%     O ,10%    O, 10%  O, 10%   O, 10%   O, 10%   O, 10%    O, 10%

Convertible
  Securities                 O        O           O        O        O       O        O         O        NA

Unseasoned/less
  than three years
  operating history          X      O, 5%         X      O, 5%    O, 5%   O, 5%    O, 5%     O, 5%      NA

Dollar Roll
  Transactions               O        O           +        O        O       O        O         O        NA

When-Issued
  Securities                 O        O           +        O        O       O        O         O         O

Zero Coupon/Pay in
  Kind                       O        O           O        O        O       O        O         O        NA

Borrowing                    *        *           *        *        *       *        *         *     *, 33.3%


----------
     (1)
     +    Permitted - Part of principal investment strategy
     X    Fundamental policy/not permitted
     O    Permitted - Not a principal investment strategy
     *    Temporary Investment or cash management purposes
     %    Percentage of total or net assets that fund may invest
     NA Non-Fundamental policy/not part of investment strategy - A Fund will not engage in without notice to shareholders

     (2) Because the Core Plus Bond Fund only invests in each of the other Funds listed in this chart, it may engage in any of these investment practices to the extent it is invested in a Fund which purchases that security or engages in that investment practice.

INVESTMENT RESTRICTIONS

          The following is a list of fundamental investment restrictions applicable to each Fund. The Trust may not change these restrictions without a majority vote of the outstanding securities of the applicable Fund. If a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


CMG CORE PLUS BOND FUND


The Fund may not:

          1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

          2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

          3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

          4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;
(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

          5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

          6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

          7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


          The following is a list of non-fundamental investment restrictions applicable to the CMG Core Plus Bond Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


          The Fund may not:

          1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.


Invest in companies for the purpose of exercising control or management.

CMG CORE BOND FUND


The Fund may not:


          1. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

          2. Concentrate more than 25% of the value of its total assets in any one industry (the SEC takes the position that investments in government securities of a single foreign country represent investments in a separate industry for these purposes).

          3. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

          4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;
(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

          5. Purchase or retain securities of an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5 % of any class of securities of the issuer.

          6. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").

          7. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300%, (ii) enter into transactions in options, futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and
(iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5% of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10% of the gross assets valued at cost of the Fund.

          8. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

          9.   Invest in companies to exercise control or management.

          10. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

          11. Engage in short sales, except as permitted in this Statement of Additional Information.

          The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

The Fund may not:

          1. Purchase illiquid securities, if upon the purchase more than 10% of the value of the Fund's net assets would consist of these securities. See "DESCRIPTION OF THE FUND" for a complete discussion of illiquid securities.

CMG INTERMEDIATE BOND FUND


The Fund may not:

          1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

          2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs"), banker's acceptances with maturities not greater than one year and commercial paper. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

          3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

          4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;
(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

          5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

          6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

          7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


          The following is a list of non-fundamental investment restrictions applicable to the CMG Corporate Bond Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


          The Fund may not:

          1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

          2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

          3. Invest in companies for the purpose of exercising control or management.


CMG SHORT TERM BOND FUND

The Fund may not:

Buy or sell commodities or commodity futures contracts.

Concentrate investments in any industry. However, it may (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80% of the value of its total assets in certificates of deposit (C/D's) and banker's acceptances with maturities not greater than one year. C/D's and banker's acceptances will be limited to domestic banks which have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the adviser determines that such action is desirable for investment reasons. The trustees will periodically review these decisions of the adviser.

          3. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

          4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;
(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

          5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5% of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75% of the assets of the Fund.

          6. Purchase or retain securities of an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5% of any class of securities of the issuer.

Issue senior securities, bonds, or debentures.

          8. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").

          9. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more them 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

          10. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

          11.  Invest in companies to exercise control or management.

          12. Buy any securities or other property on margin or purchase or sell puts or calls, or confirmations thereof.

          13. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10% of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

          The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

The Fund may not:

          1. Purchase illiquid securities, if upon the purchase more than 10% of the value of the Fund's net assets would consist of these securities. See "DESCRIPTION OF THE FUND, INVESTMENTS HELD BY THE FUND" for a complete discussion of illiquid securities.

CMG ULTRA SHORT TERM BOND FUND

The Fund may not:

Buy or sell commodities or commodity futures contracts.

          2. Concentrate investments in any industry. However, it may (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80% of the value of its total assets in certificates of deposit (C/D's) and banker's acceptances with maturities not greater than one year. C/D's and banker's acceptances will be limited to domestic banks which have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the adviser determines that such action is desirable for investment reasons. The trustees will periodically review these decisions of the adviser.

          3. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

          4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;
(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

          5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5% of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75% of the assets of the Fund.

          6. Purchase or retain securities of an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5% of any class of securities of the issuer.

Issue senior securities, bonds, or debentures.

          8. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "1933 Act").

          9. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more them 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

          10. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

          11.  Invest in companies to exercise control or management.

          12. Buy any securities or other property on margin or purchase or sell puts or calls, or confirmations thereof.

          13. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10% of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

          The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

The Fund may not:

          1. Purchase illiquid securities, if upon the purchase more than 10% of the value of the Fund's net assets would consist of these securities. See "DESCRIPTION OF THE FUND, INVESTMENTS HELD BY THE FUND" for a complete discussion of illiquid securities.

CMG GOVERNMENT BOND FUND

The Fund may not:

          1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

          2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

          3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

          4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;
(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

          5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

          6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

          7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

          The following is a list of non-fundamental investment restrictions applicable to the CMG Government Bond Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

          The Fund may not:

          1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

          2. Invest in companies for the purpose of exercising control or management.

CMG CORPORATE BOND FUND

The Fund may not:

          1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

          2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs"), banker's acceptances with maturities not greater than one year and commercial paper. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

          3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

          4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;
(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

          5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

          6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

          7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

          The following is a list of non-fundamental investment restrictions applicable to the CMG Corporate Bond Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

          The Fund may not:

          1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

          2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

          3. Invest in companies for the purpose of exercising control or management.

CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND


The Fund may not:

          1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

          2. Concentrate investments in any industry. It may, however, (a) invest up to 100% of the value of its total assets in mortgage-backed securities or collateral mortgage obligations issued or guaranteed by special purpose entities, trusts or other private issuers, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments.

          3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

          4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;
(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

          5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

          6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

          7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), and the borrowing is not covered by segregating assets equal in value to the amount of the repurchase commitment, the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


          The following is a list of non-fundamental investment restrictions applicable to the CMG Mortgage and Asset-Backed Securities Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


          The Fund may not:

          1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

          2. Invest in companies for the purpose of exercising control or management.


CMG HIGH YIELD FUND


The Fund may not:

          1.   Buy or sell commodities or commodity futures contracts.

          2. Concentrate investments in any industry. However, it may invest up to 25% of the value of its total assets in any one industry and more than 25% of the value of its total assets in cash, cash equivalents, or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the adviser determines that such action is desirable for investment reasons. The Trustees will periodically review these decisions of the adviser.

          3. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

          4. Make loans to other persons (except by purchase of short-term commercial paper, bonds, debentures, repurchase agreements or other debt securities constituting part of an issue). The Fund may lend portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33 1/3% of its total assets.

          5. Purchase illiquid securities, if upon the purchase more than 10% of the value of the Fund's net assets would consist of these securities. See "DESCRIPTION OF THE FUNDS, INVESTMENT OBJECTIVES, POLICIES AND RISKS HELD BY THE FUNDS" for a complete discussion of illiquid securities.

          6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of that issuer to be held in the Fund.

          7. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5% of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75% of the assets of the Fund.

          8. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1% of the outstanding securities of that issuer together own more than 5% of such securities.

          9.   Purchase securities of other open-end investment companies.

          10.  Issue senior securities, bonds, or debentures.

          11. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

          12. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5% of the gross assets of the Fund valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10% of the gross assets valued at cost of the Fund.

          13. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

          14.  Invest in companies to exercise control or management.

          15. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

          16. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10% of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

          17. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.


CMG INTERNATIONAL BOND FUND


The Fund may not:

          1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but the Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

          2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of the Fund.

          3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude the Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent the Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

          4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies;
(b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the Investment Company Act of 1940 (the "1940 Act").

          5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the Securities and Exchange Commission (the "SEC"); (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

          6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

          7. Borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.


          The following is a list of non-fundamental investment restrictions applicable to the CMG International Bond Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.


          The Fund may not:

          1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

          2. Invest in companies for the purpose of exercising control or management.

                                   MANAGEMENT


The Trust is managed under the general supervision of the trustees of the Trust, which has responsibility for overseeing decisions relating to the investment policies and goals of the Funds. The names, addresses and ages of the trustees and officers of the Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each trustee and other directorships they hold are shown below. Each Trustee serves for an indefinite term until the date the Trustee resigns, retires or is removed in accordance with the bylaws of the Trust. There is no family relationship between any of the trustees.


TRUSTEES AND OFFICERS


DISINTERESTED TRUSTEES:



                                                                              NUMBER OF
                                         TERM OF                             PORTFOLIOS
                                        OFFICE AND                             IN FUND          OTHER
                         POSITION(S)    LENGTH OF          PRINCIPAL           COMPLEX      DIRECTORSHIPS
    NAME, ADDRESS         HELD WITH        TIME          OCCUPATION(S)       OVERSEEN BY       HELD BY
       AND AGE              FUNDS       SERVED (1)    DURING PAST 5 YEARS    TRUSTEE(1)        TRUSTEE
---------------------    -----------    ----------    -------------------    -----------    -------------
Douglas A. Hacker        Trustee        Since 1996    Executive Vice             118        None
P.O. Box 66100                                        President --
Chicago, IL 60666                                     Strategy of United
(47 years old)                                        Airlines (airline)
                                                      since December 2002
                                                      (formerly President
                                                      of UAL Loyalty
                                                      Services from
                                                      September 2001 to
                                                      December 2002;
                                                      Executive Vice
                                                      President and Chief
                                                      Financial Officer
                                                      from July 1999 to
                                                      September 2001, and
                                                      Senior Vice
                                                      President and Chief
                                                      Financial Officer
                                                      from July 1994 to
                                                      July 1999 of United
                                                      Airlines).

Janet Langford Kelly     Trustee        Since 1996    Executive Vice             118        None
One Kellogg Square                                    President --
Battle Creek, MI                                      Corporate
49016                                                 Development and
(45 years old)                                        Administration,
                                                      General Counsel and
                                                      Secretary, Kellogg
                                                      Company (food
                                                      manufacturer) since
                                                      September 1999;

                                                                              NUMBER OF
                                         TERM OF                             PORTFOLIOS
                                        OFFICE AND                             IN FUND          OTHER
                         POSITION(S)    LENGTH OF          PRINCIPAL           COMPLEX      DIRECTORSHIPS
    NAME, ADDRESS         HELD WITH        TIME          OCCUPATION(S)       OVERSEEN BY       HELD BY
       AND AGE              FUNDS       SERVED (1)    DURING PAST 5 YEARS    TRUSTEE(1)        TRUSTEE
---------------------    -----------    ----------    -------------------    -----------    -------------
                                                      (formerly Senior
                                                      Vice President,
                                                      Secretary and
                                                      General Counsel,
                                                      Sara Lee
                                                      Corporation
                                                      (branded, packaged,
                                                      consumer-products
                                                      manufacturer) from
                                                      January 1995 to
                                                      September 1999).

Richard L. Lowry         Trustee        Since 1995    Private investor          121(2)      None
10701 Charleston Dr.                                  since August 1987
Vero Beach, FL 32963                                  (formerly Chairman
(67 years old)                                        and Chief Executive
                                                      Officer, U.S.
                                                      Plywood Corporation
                                                      (building products
                                                      manufacturer)).

Charles R. Nelson        Trustee        Since 1981    Professor of              118         None
Department of                                         Economics,
Economics                                             University of
University of                                         Washington, since
Washington                                            January 1976; Ford
Seattle, WA 98195                                     and Louisa Van
(61 years old)                                        Voorhis Professor
                                                      of Political
                                                      Economy, University
                                                      of Washington,
                                                      since September
                                                      1993; Director,
                                                      Institute for
                                                      Economic Research,
                                                      University of
                                                      Washington, since
                                                      September 2001;
                                                      Adjunct Professor
                                                      of Statistics,
                                                      University of
                                                      Washington since
                                                      September 1980;
                                                      Associate Editor,
                                                      Journal of Money
                                                      Credit and Banking,
                                                      since September
                                                      1993; consultant on
                                                      econometric and
                                                      statistical
                                                      matters.

                                                                              NUMBER OF
                                         TERM OF                             PORTFOLIOS
                                        OFFICE AND                             IN FUND          OTHER
                         POSITION(S)    LENGTH OF          PRINCIPAL           COMPLEX      DIRECTORSHIPS
    NAME, ADDRESS         HELD WITH        TIME          OCCUPATION(S)       OVERSEEN BY       HELD BY
       AND AGE              FUNDS       SERVED (1)    DURING PAST 5 YEARS    TRUSTEE(1)        TRUSTEE
---------------------    -----------    ----------    -------------------    -----------    -------------
John J. Neuhauser        Trustee        Since 1985    Academic Vice           121(2)(3)     Saucony, Inc.
84 College Road                                       President and Dean                    (athletic
Chestnut Hill, MA                                     of Faculties since                    footwear).
02467-3838                                            August 1999, Boston
(60 years old)                                        College (formerly
                                                      Dean, Boston
                                                      College School of
                                                      Management from
                                                      September 1977 to
                                                      September 1999).

Patrick J. Simpson       Trustee        Since 2000    Lawyer, Perkins         118           None
1211 S.W. 5th Avenue                                  Coie LLP.
Suite 1500
Portland, OR 97204
(58 years old)

Thomas E. Stitzel        Trustee        Since 1998    Business consultant     118           None
2208 Tawny Woods Pl.                                  since 1999
Boise, ID 83706                                       (formerly Professor
(67 years old)                                        of Finance from
                                                      1975 to 1999 and
                                                      Dean from 1977 to
                                                      1991, College of
                                                      Business, Boise
                                                      State University);
                                                      Chartered Financial
                                                      Analyst.

Thomas C. Theobald       Trustee        Since 1996    Managing Director,      118           Anixter
27 West Monroe                                        William Blair                         International
Street,                                               Capital Partners                      (network
Suite 3500                                            (private equity                       support
Chicago, IL 60606                                     investing) since                      equipment
(66 years old)                                        September 1994.                       distributor),
                                                                                            Jones Lang
                                                                                            LaSalle (real
                                                                                            estate
                                                                                            management
                                                                                            services),
                                                                                            MONY Group
                                                                                            (life
                                                                                            insurance)
                                                                                            and Ventas,
                                                                                            Inc.
                                                                                            (healthcare
                                                                                            REIT).

                                                                              NUMBER OF
                                         TERM OF                             PORTFOLIOS
                                        OFFICE AND                             IN FUND          OTHER
                         POSITION(S)    LENGTH OF          PRINCIPAL           COMPLEX      DIRECTORSHIPS
    NAME, ADDRESS         HELD WITH        TIME          OCCUPATION(S)       OVERSEEN BY       HELD BY
       AND AGE              FUNDS       SERVED (1)    DURING PAST 5 YEARS    TRUSTEE(1)        TRUSTEE
---------------------    -----------    ----------    -------------------    -----------    -------------
Anne-Lee Verville        Trustee        Since 1998    Author and speaker        119(3)      Chairman of
359 Stickney Hill Rd.                                 on educational                        the Board,
Hopkinton, NH 03229                                   systems needs                         Enesco Group,
(58 years old)                                        (formerly General                     Inc.
                                                      Manager, Global                       (designed,
                                                      Education Industry                    imported and
                                                      from 1994 to 1997,                    distributed
                                                      and President,                        giftware and
                                                      Applications                          collectibles).
                                                      Solutions Division
                                                      from 1991 to 1994,
                                                      IBM Corporation
                                                      (global education
                                                      and global
                                                      applications)).

Richard L. Woolworth     Trustee        Since 1991    Chairman/CEO, The         118         The Regence
100 S.W. Market St.                                   Regence Group (a                      Group,
#1500                                                 healthcare                            Regence
Portland, OR 97207                                    maintenance                           BlueCross
(62 years old)                                        organization).                        BlueShield of
                                                                                            Oregon; NW
                                                                                            Natural, a
                                                                                            natural gas
                                                                                            service
                                                                                            provider


INTERESTED TRUSTEES AND PRINCIPAL OFFICERS:

                                                                              NUMBER OF
                                                                             PORTFOLIOS
                                          TERM OF                              IN FUND          OTHER
                         POSITION(S)     OFFICE AND        PRINCIPAL           COMPLEX      DIRECTORSHIPS
    NAME, ADDRESS         HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       HELD BY
       AND AGE              FUNDS       TIME SERVED   DURING PAST 5 YEARS    TRUSTEE(1)        TRUSTEE
--------------------     -----------    -----------   -------------------    -----------    -------------
Vicki L. Benjamin        Chief          Since         Controller of the
One Financial Center     Accounting     October       Liberty Funds and
Boston, MA 02111         Officer        2003          of the Liberty All-
(42 years old)                                        Star Funds since
                                                      May 2002; Chief
                                                      Accounting Officer
                                                      of the Liberty
                                                      Funds and Liberty
                                                      All-Star Funds
                                                      since June 2001;
                                                      Controller and
                                                      Chief Accounting
                                                      Officer of the
                                                      Galaxy Funds since
                                                      September 2002
                                                      (formerly Vice
                                                      President and
                                                      Principal
                                                      Accounting Officer
                                                      of the Funds

                                                                              NUMBER OF
                                                                             PORTFOLIOS
                                          TERM OF                              IN FUND          OTHER
                         POSITION(S)     OFFICE AND        PRINCIPAL           COMPLEX      DIRECTORSHIPS
    NAME, ADDRESS         HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       HELD BY
       AND AGE              FUNDS       TIME SERVED   DURING PAST 5 YEARS    TRUSTEE(1)        TRUSTEE
--------------------     -----------    -----------   -------------------    -----------    -------------
                                                      from July 2003 to
                                                      October 2003; Vice
                                                      President,
                                                      Corporate Audit,
                                                      State Street Bank
                                                      and Trust Company
                                                      from May 1998 to
                                                      April 2001; Audit
                                                      Manager from July
                                                      1994 to June 1997;
                                                      Senior Audit
                                                      Manager from July
                                                      1997 to May 1998,
                                                      Coopers & Lybrand,
                                                      LLP.

Michael Clarke           Controller     Since         Assistant Treasurer
245 Summer Street        and            October       of Liberty Funds
Boston, MA 02110         Assistant      2003          and Liberty
(33 years old)           Treasurer                    All-Star Funds;
                                                      Head of Compliance
                                                      & Trustee
                                                      Reporting, Columbia
                                                      Management Group;
                                                      Prior to his
                                                      current positions,
                                                      Mr. Clarke was Vice
                                                      President, Product
                                                      Development,
                                                      Liberty Funds Group
                                                      LLC; Assistant Vice
                                                      President, Fund
                                                      Administration,
                                                      Liberty Funds Group
                                                      LLC; Audit Manager,
                                                      Deloitte & Touche
                                                      LLP.

J. Kevin                 Treasurer      Since         Treasurer of
Connaughton                             October       Liberty Funds,
245 Summer Street                       2003          Liberty All-Star
Boston, MA 02110                                      Funds, Stein Roe
(39 years old)                                        Funds and Galaxy
                                                      Funds; Senior Vice
                                                      President of
                                                      Liberty Funds Group
                                                      LLC. Prior to his
                                                      current positions,
                                                      Mr. Connaughton was
                                                      Chief Financial
                                                      Officer of the
                                                      Funds from December
                                                      2002 to October
                                                      2003, Controller of
                                                      Liberty Funds,
                                                      Liberty All-Star
                                                      Funds and Stein

                                                                              NUMBER OF
                                                                             PORTFOLIOS
                                          TERM OF                              IN FUND          OTHER
                         POSITION(S)     OFFICE AND        PRINCIPAL           COMPLEX      DIRECTORSHIPS
    NAME, ADDRESS         HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       HELD BY
       AND AGE              FUNDS       TIME SERVED   DURING PAST 5 YEARS    TRUSTEE(1)        TRUSTEE
--------------------     -----------    -----------   -------------------    -----------    -------------
                                                      Roe Funds; Vice
                                                      President of
                                                      Liberty Funds Group
                                                      LLC and Colonial
                                                      Management
                                                      Associates, Inc.;
                                                      Senior Tax Manager,
                                                      Coopers & Lybrand
                                                      LLP.

William E. Mayer         Trustee        Since 1994    Managing Partner,       120(3)(4)     Lee
399 Park Avenue                                       Park Avenue Equity                    Enterprises
Suite 3204                                            Partners (private                     (print
New York, NY 10022                                    equity) since                         media), WR
(63 years old)                                        February 1999                         Hambrecht +
                                                      (formerly Founding                    Co.
                                                      partner,                              (financial
                                                      Development Capital                   service
                                                      LLC from November                     provider),
                                                      1996 to February                      First Health
                                                      1999).                                (healthcare)
                                                                                            and the
                                                                                            Reader's
                                                                                            Digest
                                                                                            Association,
                                                                                            Inc.
                                                                                            (publishing).

Joseph R. Palombo        Trustee        Trustee       Executive Vice          119(4)        None
245 Summer Street        and            Since         President and Chief
Boston, MA 02210         President      2000;         Operating Officer
(50 years old)                          President     of CMG since
                                        since         December 2001;
                                        October       Director, Executive
                                        2003          Vice President and
                                                      Chief Operating
                                                      Officer of the
                                                      Adviser since April
                                                      2003 (formerly
                                                      Chief Operations
                                                      Officer of Mutual
                                                      Funds, Liberty
                                                      Financial
                                                      Companies, Inc.
                                                      from August 2000 to
                                                      November, 2001;
                                                      Vice President of
                                                      the Columbia Funds
                                                      from January 2003
                                                      to October 2003;
                                                      Executive Vice
                                                      President of Stein
                                                      Roe & Farnham
                                                      Incorporated (Stein
                                                      Roe) from April
                                                      1999 to April 2003;

                                                                              NUMBER OF
                                                                             PORTFOLIOS
                                          TERM OF                              IN FUND          OTHER
                         POSITION(S)     OFFICE AND        PRINCIPAL           COMPLEX      DIRECTORSHIPS
    NAME, ADDRESS         HELD WITH      LENGTH OF       OCCUPATION(S)       OVERSEEN BY       HELD BY
       AND AGE              FUNDS       TIME SERVED   DURING PAST 5 YEARS    TRUSTEE(1)        TRUSTEE
--------------------     -----------    -----------   -------------------    -----------    -------------
                                                      Director of
                                                      Colonial Management
                                                      Associates, Inc.
                                                      from April 1999 to
                                                      April 2003;
                                                      Director of Stein
                                                      Roe from September
                                                      2000 to April
                                                      2003); President of
                                                      Liberty Funds and
                                                      Galaxy Funds since
                                                      February 2003
                                                      (formerly Vice
                                                      President from
                                                      September 2002 to
                                                      February 2003);
                                                      Manager of Stein
                                                      Roe Floating Rate
                                                      Limited Liability
                                                      Company since
                                                      October 2000
                                                      (formerly Vice
                                                      President of
                                                      Liberty Funds from
                                                      April, 1999 to
                                                      August 2000; Chief
                                                      Operating Officer
                                                      and Chief
                                                      Compliance Officer,
                                                      Putnam Mutual Funds
                                                      from December 1993
                                                      to March 1999).

Mark A. Wentzien         Secretary      Since 2000    Vice President of
1300 SW Sixth Ave.                                    the Adviser. Prior
Portland, OR 97207                                    to his current
(43 years old)                                        positions,
                                                      Mr. Wentzien was
                                                      Associate Counsel
                                                      of the Adviser.

----------
(1) "Fund Complex" consists of the Funds and all other registered funds managed by the Adviser and its affiliates and is referred to as the "Columbia Funds Complex." As of December 31, 2003, the Columbia Funds Complex consisted of the Funds (of which 12 of the Trust's 22 portfolios had begun investment operations), the 15 Columbia Funds, each an open-end investment management company, and approximately 85 open-end and closed-end management investment company portfolios formerly known as the Liberty Funds family of funds (the "Columbia Funds"). In addition, the Columbia Funds Complex includes 2 closed-end management investment portfolios known as the All-Star Funds and one limited liability company. On October 7, 2003, the boards of trustees of the Liberty Funds and the boards of trustees/directors of CMG Fund Trust and the 15 Columbia Funds were effectively combined into a single board overseeing all of the Columbia Funds. The date shown is the earliest dates on which a trustee was elected to either the Trust or the former Liberty Funds board. The All-Star Funds have a separate board of directors.

(2) In addition to serving as a disinterested trustee of the Columbia Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as directors of the All-Star Funds, currently consisting of two funds, which are advised by an affiliate of the Adviser.

(3) In addition to serving as a disinterested trustee of the Columbia Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is managed by the Adviser. In addition to serving as an interested trustee of the Columbia Funds, Mr. Palombo is an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC.


(4) "Interested person" as defined by the 1940 Act. Mr. Mayer is an interested person because of his affiliation with WR Hambrecht + Co. WR Hambrecht + Co. is a registered broker-dealer and over the past six months the Funds have, from time to time, used WR Hambrecht + Co. to execute portfolio transactions. Mr. Palombo is an interested person as a director and officer of the Adviser and shareholder of the ultimate parent of the Adviser.


BOARD OF TRUSTEES


          The Trustees of the Trust are responsible for overseeing decisions relating to the investment policies and objectives of the Funds. The Trust hires other parties who are responsible for the day-to-day operations of the Funds, such as the Adviser, transfer agent and custodian. The Trustees meet four times a year to review each Fund's activities. In addition, the trustees meet once a year for a general industry update and continuing education meeting.

          The Trust has four standing committees, the Investment Oversight Committee, the Audit Committee, the Advisory Fees & Expenses Committee and the Governance Committee. The Investment Oversight Committee is divided into four subcommittees, each responsible for reviewing the investment performance of assigned Columbia Funds. These subcommittees meet four times a year. The Audit Committee, composed of Ms. Verville and Messrs. Hacker, Stitzel and Woolworth, considers and engages, on an annual basis, the independent auditors for each of the Funds, reviews with management and the independent auditors the financial statements included in the Fund's Annual Report to Shareholders, and generally oversees the audit process. For the period January 1, 2003 through December ___, 2003, the Audit Committee convened _____ times.

          The Advisory Fees & Expenses Committee, composed of Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser, is responsible for reviewing and making recommendations to the Board of Trustees as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. The Advisory Fees & Expenses Committee was formed in [November 2003 and did not convene during 2003].

          The Governance Committee is composed of Messrs. Lowry, Mayer, Simpson and Theobald. The Governance Committee's functions include recommending to the Board of Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities, and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will not consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Trust. The Governance Committee was formed in [November 2003 and did not convene during 2003].

          The following table sets forth the dollar range of shares owned by each trustee as of July 31, 2003 of (i) the Funds and (ii) all of the funds in the same family of investment companies as the Funds. As of the date of this Statement of Additional Information, only the Core Bond Fund, the Short Term Bond Fund and the High Yield Bond Fund have commenced investment operations.

DISINTERESTED TRUSTEES:



                                               DOUGLAS A.       JANET LANGFORD     RICHARD W.
               NAME OF FUND                      HACKER             KELLY             LOWRY
---------------------------------------------------------------------------------------------
CMG Short Term Bond Fund                       None             None               None
CMG High Yield Fund                            None             None               None
CMG Core Bond Fund                             None             None               None
AGGREGATE DOLLAR RANGE  OF FUND SHARES IN
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:                       OVER $100,000    OVER $100,000      $1-$50,000



                                               DR. CHARLES R.        JOHN J.
               NAME OF FUND                        NELSON           NEUHAUSER
-----------------------------------------------------------------------------
CMG Short Term Bond Fund                       None                 None
CMG High Yield Fund                            None                 None
CMG Core Bond Fund                             None                 None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:                       OVER $100,000        OVER $100,000



                                               PATRICK J.           THOMAS E.
               NAME OF FUND                      SIMPSON             STITZEL
-----------------------------------------------------------------------------
CMG Short Term Bond Fund                       None                 None
CMG High Yield Fund                            None                 None
CMG Core Bond Fund                             None                 None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:                       $50,001-$100,000     $50,001-$100,000



                                               THOMAS C.        ANNE-LEE           RICHARD W.
               NAME OF FUND                    THEOBALD         VERVILLE           WOOLWORTH
---------------------------------------------------------------------------------------------
CMG Short Term Bond Fund                       None             None               None
CMG High Yield Fund                            None             None               None
CMG Core Bond Fund                             None             None               None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:                       OVER $100,000    NONE*              OVER $100,000

INTERESTED TRUSTEES:



                                               WILLIAM E.           JOSEPH A.
               NAME OF FUND                       MAYER              PALOMBO
-----------------------------------------------------------------------------
CMG Short Term Bond Fund                       None                 None
CMG High Yield Fund                            None                 None
CMG Core Bond Fund                             None                 None
AGGREGATE DOLLAR RANGE OF FUND SHARES IN
   FUNDS OVERSEEN BY TRUSTEE IN FAMILY OF
   INVESTMENT COMPANIES:                       NONE                 NONE


----------

* Because Ms. Verville's share ownership in the Liberty Funds is held through her deferred compensation plan, her ownership is not required to be disclosed.

As of July 31, 2003, none of the disinterested directors or nominees or members of their immediate families owned any securities of the Adviser or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser.


APPROVAL OF INVESTMENT ADVISORY CONTRACT


          Each Fund has entered into an investment advisory contract with the Adviser. The existing contract for the CMG Core Plus Bond Fund, CMG Government Bond Fund, CMG Corporate Bond Fund, and CMG Mortgage and Asset-Backed Securities Fund was initially considered and approved by the Board and the disinterested trustees at an in-person meeting held on January 29, 2003. The existing contract for the CMG Intermediate Bond Fund and CMG Ultra Short Term Bond Fund were each initially considered and approved by the Board and the disinterested trustees at an in-person meeting held on July 30, 2003. The International Bond Fund's investment advisory contract was initially approved in July 2000. Because the Fund had not commenced operations as of January 29, 2003, its existing contract was considered and renewed by the Board and the disinterested trustees at the January 29, 2003 meeting. (An amendment to the Fund's existing investment advisory contract was also approved and is discussed below.) Each investment advisory contract is subject to annual approval by the trustees, including a majority of disinterested trustees. In determining the reasonableness of the advisory fees under the contracts, the trustees considered several factors, including:


     - The nature and quality of services to be provided to the Funds' shareholders,
     - Fall-out benefits to be realized by the Adviser from service as adviser to the Funds, and
     -    A comparison of the fee structures of other mutual funds.

          In reviewing the quality of services provided by the Adviser, the trustees examined each Fund's management fee compared to fees of other mutual funds with similar investment objectives. In addition, the trustees assessed the proposed portfolio managers and day-to-day management of the Funds, reviewing information provided at the meeting at which the contract was approved. The trustees considered the quality of the administrative services to be provided by the Adviser to the Funds and the financial and other resources of the Adviser and its parent companies.

          The trustees reviewed the estimated overall expense ratios and fee structure of the Funds, including the unified management fee arrangement. The trustees considered the additional benefits to the Adviser that may result from its relationship with the Funds, including soft dollar benefits. The trustees also considered the benefits to affiliates of the Adviser as the result of its management of the Funds, including Liberty Funds Services, Inc., the Funds' transfer agent, and certain brokerage firms affiliated with the Adviser which may execute trades for the Funds from time to time.


          After considering these and other factors, and each Fund's specific circumstance, the trustees concluded that each Fund's advisory contract with the Adviser was reasonable for such Fund and in the best interests of shareholders. During their deliberations, the trustees requested from the Adviser all information reasonably necessary for the trustees to evaluate the advisory contract for each of the Funds. The disinterested trustees were also assisted by, and met separately with, their independent counsel. See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser and the Funds' investment advisory contract.


          The Board and the disinterested trustees approved an amendment to the investment advisory contract for each of the High Yield Fund and International Bond Fund at an in-person meeting on January 29, 2003 and for the Core Bond Fund and Short Term Bond Fund at an in person meeting on April 30, 2003. The investment advisory contract for each of these Funds was modified to implement a new unified management fee equal to each Fund's existing management fee previously approved by the Board, except now most of each Fund's expenses of operations are included within the unified fee paid to the Adviser. In addition, the Adviser agreed to indefinitely reimburse each Fund to the extent its expenses exceed the unified management fee. The overall effect is a reduction in expenses for each Fund's shareholders.

          In addition to approving the unified fee structure at the April 2003 meeting, the existing contract for the High Yield Fund, Core Bond Fund and Short Term Bond Fund was considered and approved by the Board and the independent trustees at an in-person meeting held in April 2002. In determining the reasonableness of the advisory fees under this contract, the trustees considered several factors, including:


     - The nature and quality of services provided to the Fund's shareholders,
     -    The profitability of the advisory contract for the Adviser,
     - Fall-out benefits realized by the Adviser from service as adviser to the Fund,
     -    A comparison of the fee structures of other mutual funds, and
     - The existence of economies of scale with respect to the provision of investment advice to the Fund.


          In reviewing the quality of services provided by the Adviser, the Trustees examined the performance of the Funds compared to other mutual funds with similar investment objectives and against one or more securities indices that were considered appropriate. Performance for the Funds over one, three and five-year periods were reviewed as well as rankings and ratings from Lipper Inc., placing more emphasis on the three and five-year results, which analysis reflected performance superior to that of the average fund in its category. In addition, the Trustees assessed the day-to-day management of the Funds, reviewing information provided at the meeting at which the contract was approved and at earlier meetings during the fiscal year. The trustees considered the quality of the administrative services provided by the Adviser to the Funds and the financial and other resources of the Adviser and its parent companies.

          The trustees reviewed overall expense ratios of the Funds, including the aggregate expenses of the Fund to its net assets, as well as several individual expense items to the Fund's net assets such as the management fee, transfer agent fee, and custodian fee.

          The trustees reviewed data related to the profitability of the Adviser with respect to its contract with the Funds. The trustees considered the additional benefits to the Adviser as a result of its relationship with the Fund, including soft dollar benefits. The trustees also considered the benefits to affiliates of the Adviser as the result of its management of the Fund, including Columbia Trust Company, which prior to October 18, 2002 served as transfer agent for the Fund, Columbia Funds Services, Inc., the Fund's current transfer agent, Columbia Management Advisors, Inc., the Fund's current administrator, and certain brokerage firms affiliated with the Adviser which executed trades for the Fund from time to time.

          After considering these and other factors listed above, and the Funds' specific circumstances, the trustees concluded that the Fund's advisory contract with the Adviser was reasonable for the Fund and in the best interests of shareholders. During their deliberations, the trustees requested from the Adviser all information reasonably necessary for the trustees to evaluate the advisory contract for the Fund. The disinterested trustees were also assisted by, and met separately with, their independent counsel.


          See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser and each Fund's investment advisory contract.

TRUSTEE COMPENSATION


          Each disinterested trustee of the Trust receives compensation for his or her services as a trustee of the Trust and director of the funds in the Columbia Funds Complex. For such services, each disinterested trustee receives an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint board meeting in 2003 and $1,000 for each special telephonic joint board meeting. Each director and trustee is reimbursed for expenses incurred in attending all meetings. The chair of the Audit Committee receives an annual retainer of $10,000 and the chairs of each of the Contracts Committee and the Governance Committee receive an annual retainer of $5,000. Committee members receive an annual retainer of $2,000 for each meeting of the Audit Committee and $1,500 for each meeting of the other committees.

          The following table sets forth the compensation received by disinterested trustees of the Trust for the fiscal year ended July 31, 2003.

DISINTERESTED TRUSTEES



                                                                     TOTAL COMPENSATION FROM
                                  AGGREGATE COMPENSATION              THE TRUST AND COLUMBIA
        TRUSTEE                         FROM TRUST                       FUNDS COMPLEX(1)
--------------------------------------------------------------------------------------------
James C. George(2)                        $ 9,208                           $  57,000
Douglas A. Hacker(3)                      $     0                           $  98,000

                                                                     TOTAL COMPENSATION FROM
                                  AGGREGATE COMPENSATION              THE TRUST AND COLUMBIA
        TRUSTEE                         FROM TRUST                       FUNDS COMPLEX(1)
--------------------------------------------------------------------------------------------
Janet Langford Kelly(3)                   $     0                           $   97,00
Richard W. Lowry(3)                       $     0                           $ 124,806
Charles R. Nelson(4)                      $     0                           $ 120,182
John J. Neuhauser(3)                      $     0                           $ 124,974
Patrick J. Simpson                        $ 9,208                           $  57,000
Thomas E. Stitzel(3)                      $     0                           $  98,000
Thomas C. Theobald(3)                     $     0                           $ 102,000
Anne-Lee Verville(3)                      $     0                           $ 102,000
Richard L. Woolworth                      $ 9,208                           $  57,000



INTERESTED TRUSTEES



                                                                     TOTAL COMPENSATION FROM
                                  AGGREGATE COMPENSATION              THE TRUST AND COLUMBIA
        TRUSTEE                         FROM TRUST                       FUNDS COMPLEX(1)
----------------------------------------------------------------------------------------------
William E. Mayer(3)                       $     0                           $ 127,806
Joseph A. Palombo(5)                      $     0                           $       0



(1) These amounts reflect the total compensation paid to each trustee for his service (i) as a trustee of the Trust for the fiscal year ended October 31, 2002 and (ii) as a director of the 15 Columbia Funds for the calendar year ended December 31, 2002, which the most recently completed fiscal year for each of the Columbia Funds.

(2)  Mr. George resigned as a trustee on October 7, 2003.

(3) Each of Ms. Verville, Ms. Kelly and Messrs. Hacker, Lowry, Mayer, Neuhauser, Palombo, Stitzel and Theobald was elected a trustee of the Trust on October 7, 2003 and did not serve as a trustee of the Trust during 2002. The compensation amounts for each of them reflect their total compensation paid for service during 2002 as a trustee or director of funds formerly known as the Liberty Funds family of funds now part of the Columbia Funds Complex.

(4) Mr. Nelson was elected as a trustee of the Trust on January 27, 2003 and received no compensation from the Trust in 2002. Mr. Nelson was elected as a director of each of the Columbia Funds in July 2002.

(5) Mr. Palombo does not receive compensation from the Trust because he is an employee of the Adviser.

SHARE OWNERSHIP

          As of the date of this Statement of Additional Information, there were no shareholders of any Fund except for the High Yield Fund, Core Bond Fund and Short Term Bond Fund.

          At July 31, 2003, officers and directors of the High Yield, Core Bond and Short Term Bond Funds, in the aggregate, owned of record or beneficially less than 1% of the total outstanding shares of the Fund.

          At September 30, 2003, to the knowledge of the Trust, the following persons owned of record or beneficially more than 5% of the outstanding shares of the High Yield, Core Bond and Short Term Bond Funds:

                                                       SHARES BENEFICIALLY OWNED AT
NAME AND ADDRESS                                            SEPTEMBER 30, 2003
----------------                                       ----------------------------
CMG CORE BOND FUND

FLEET NATIONAL BANK                                       942,040.6360      (28.51%)
FBO LIBERTY OMNIBUS R/R
ATTN: VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

US BANCORP NA FBO                                         371,267.9290      (11.23%)
J JERRY INSKEEP JR ROLLOVER IRA
A\C 19-0000530
PO BOX 1787
MILWAUKEE WI 53201-1787

BANK OF NEW YORK PF#379                                 1,001,033.4800      (30.29%)
FBO LOCAL UNION 191 IBEW
JOINT TRUST FUNDS #771305
MASTER TRUST/MASTER CUSTODY DIV
ONE WALL ST 25TH FLR
NEW YORK NY 10286-0001

THE SHERWOOD TRUST - FXD PF# 338                          227,428.8570       (6.88%)
61007859335
PO BOX 1855
WALLA WALLA WA 99362-0035

CMG HIGH YIELD FUND

FLEET NATIONAL BANK                                     3,919,483.4460       (7.08%)
FBO LIBERTY OMNIBUS C/C
ATTN:  VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

FLEET NATIONAL BANK                                     3,041,443.0390       (5.49%)
FBO LIBERTY OMNIBUS R/R
ATTN: VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

COVENANT BENEVOLENT INSTITUTION                         3,018,170.6670       (5.45%)
5145 N CALIFORNIA AVE
CHICAGO IL 60625-3661

WELLS FARGO BANK PF# 695                                5,040,404.8740       (9.10%)
ROCKY MOUNTAIN UFCW UNIONS & EMPL
PEN PLAN 1142163509
1740 BROADWAY
MAC# C7301-022
DENVER CO 80274-0001

                                                       SHARES BENEFICIALLY OWNED AT
NAME AND ADDRESS                                            SEPTEMBER 30, 2003
----------------                                       ----------------------------
COMERICA BANK  PF #326                                  6,979,747.2880      (12.61%)
CARPENTERS PENS TR FUND FOR S CA
0201100-0714425
M/C 3464
PO BOX 75000
DETROIT MI 48275-0001

CMG SHORT TERM BOND FUND

FLEET NATIONAL BANK                                     1,116,976.0820      (10.96%)
FBO LIBERTY OMNIBUS C/C
ATTN: VARIOUS ACCTS
PO BOX 92800
ROCHESTER NY 14692-8900

ANDREW HONZEL PF#520                                      617,177.8560       (6.06%)
BEVERLY HONZEL
12929 SW FOREST MEADOWS
LAKE OSWEGO OR 97034-1593

HONZEL LTD PARTNERSHIP PF #521                            569,036.3780       (5.58%)
12929 SW FOREST MEADOWS
LAKE OSWEGO OR 97034-1593

PACIFICORP ENVIRONMENTAL                                2,543,443.9870      (24.95%)
REMEDIATION COMPANY PF#549
825 NE MULTNOMAH STE 1900
PORTLAND OR 97232-2151

MARSHALL & ILSLEY TRUST COMPANY                         1,771,265.3040      (17.38%)
FBO LSI LOGIC INC
ATTN: MS BECKY MCKENDRY TR-11
1000 N WATER ST 14TH FL
MILWAUKEE WI 53202-6648



          [As defined by SEC rules and regulations, _____________________ is a "control person" of the ___________________ Fund since it owns over 25% of the voting securities of the Fund. The fact that _____________owns over 25% of the Fund's voting securiites means it may be able to impact the outcome of any matter in which shareholders are asked to vote.]

PROXY VOTING POLICY AND PROCEDURES

          The Trust has delegated to the Adviser the responsibility to vote proxies relating to portfolio securities held by each Fund.

          The Adviser's policy is to vote all proxies for each client's securities in a manner considered by the Adviser to be in the best interest of its clients, including the Fund and its shareholders, without regard to any benefit to the Adviser or its affiliates. The Adviser examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Adviser also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the Fund. The Adviser determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

          The Adviser addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Adviser's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Adviser, its affiliates, or its other clients or certain other persons. A member of the Proxy Committee is prohibited from voting on any proposal with respect to which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

          The Adviser has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is proposals requiring special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.

          The Adviser generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board /chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO should not be held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnification (unless for negligence and or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.

          The Adviser generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.

          The Adviser gives the following matters special consideration: new proposals, proxies of investment company shares (other than election of directors, selection of accountants), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where the Adviser represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights, and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).

          In addition, if a portfolio manager or other party involved with an Adviser client or a Fund account concludes that the interest of the client or the Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person that would create a potential conflict of interest.

          The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.

          The Adviser's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of equity investments, equity research, compliance and legal. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, the Proxy Committee's functions include annual review of the Adviser's Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and to develop and modify voting guidelines and procedures as it deems appropriate or necessary.

          The Adviser uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

              INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES

          The investment adviser to each of the Funds is Columbia Management Advisors, Inc. (the "Adviser"). The Adviser has entered into an investment contract with each Fund. Pursuant to the investment contract the Adviser provides research, advice, and supervision with respect to investment matters and determines what securities to purchase or sell and what portion of the Funds' assets to invest. Under the terms of each Fund's investment advisory agreement (except for the High Yield Fund), the Adviser is permitted to appoint certain of its affiliates as subadviser to perform certain of its duties, including day-to-day management of a Fund.

          The Adviser pays all of each Fund's expenses except brokerage, taxes, interest, fees and expenses of the disinterested trustees (including counsel fees), audit fees and extraordinary expenses. A description of the responsibility of the Adviser appears in the Prospectus for the Funds under the heading "MANAGEMENT."

          For its services provided to each Fund, the Adviser charges a unified advisory fee at an annual rate, which is accrued daily and paid monthly, calculated as a percentage of average daily net assets of the Fund. The following table shows the unified advisory fee to be charged to these Funds by the Adviser:



              FUND                                                     UNIFIED ADVISORY FEE
              CMG Core Plus Bond Fund                                          0.00%(1)
              CMG Core Bond Fund                                               0.25%
              CMG Intermediate Bond Fund                                       0.25%
              CMG Short Term Bond Fund                                         0.25%
              CMG Ultra Short Term Bond Fund                                   0.25%
              CMG Government Bond Fund                                         0.25%
              CMG Corporate Bond Fund                                          0.25%
              CMG Mortgage and Asset-Backed Securities Fund                    0.25%
              CMG High Yield Fund                                              0.40%
              CMG International Bond Fund                                      0.40%



          (1) The Core Plus Bond Fund indirectly pays its proportionate share of the management advisory fees paid to the Adviser by the Funds in which the Core Bond Fund invests.

Except for the High Yield Fund, Core Bond Fund and Short Term Bond Fund, these Funds are new and have not paid any advisory fees. Advisory fees paid to the Adviser by the High Yield Fund, Core Bond Fund and the Short Term Bond Fund for fiscal years 2002, 2001 and 2000 were as follows:



                          2002                2001              2000
                          ----                ----              ----
High Yield Fund           $ 1,430,917         $ 1,464,645       $ 1,255,523
Core Bond Fund            $    98,596         $    78,717       $     4,796*
Short Term Bond Fund      $   350,367         $   206,667       $   229,355



*From September 1, 2000 (inception) through October 31, 2000.

TRANSFER AGENT AGREEMENT

          Columbia Funds Services, Inc. ("CFS") acts as transfer agent and dividend crediting agent for the Funds. Its address is P.O. Box 1722, Boston, Massachusetts 02105-1722. CFS has retained the services of Boston Financial Data Services to assist it in performing its transfer agent functions. It records and disburses dividends for the Funds. CFS charges each Fund an annual charge of $28.00 per open account. Each Fund also pays CFS for certain reimbursable out-of-pocket expenses as set forth in the agreement. There is no minimum aggregate fee payable by any Fund to CFS for transfer agent services. The Funds (other than the High Yield Fund, Core Bond Fund and Short Term Bond Fund) are new and therefore LFS has not yet been paid by the Adviser for any services. The arrangement with LFS commenced October 20, 2002. As a result, the High Yield Fund, Core Bond Fund and Short Term Bond Fund only paid LFS a de minimis amount for the fiscal year ended October 31, 2002.

          Prior to October 2002, Columbia Trust Company, 1301 SW Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207, served as transfer agent and dividend crediting agent for the High Yield Fund. The Trust paid Columbia Trust Company a per account fee of $1 per month for each shareholder account with the High Yield Fund existing at any time during the month, with a minimum aggregate fee of $1,500 per month for the Fund. In addition, the

Trust paid Columbia Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between Columbia Trust Company and the Trust and reimbursed Columbia Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. The Trust paid $18,000 on behalf of each of the High Yield Fund, Core Bond Fund and Short Term Bond Fund to Columbia Trust Company for services performed for each of fiscal year 2002 and 2001 under the transfer agent agreement relating to that Fund.

PRICING AND BOOKKEEPING AGREEMENT

          The Advisor performs certain administrative services for the Funds pursuant to a Pricing and Bookkeeping Agreement (the "Agreement"). Under the terms of the Agreement, the Adviser (a) provides fund accounting and financial reporting oversight of State Street Bank and Trust, who provides the daily fund accounting and financial reporting services; (b) maintains and preserves in a secure manner the accounting records of the Funds; (c) provides fund administration, including daily prospectus, investment restrictions and Investment Company Act of 1940 compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, financial reporting and board reporting; and (d) provides disaster planning. None of the Funds is charged a fee for these services.

          Columbia Financial Center Incorporated ("Columbia Financial"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., and an affiliate of the Adviser, is the principal underwriter for the Funds, and is authorized under a distribution agreement with CMG Fund Trust to sell shares of the Funds. Columbia Financial does not charge any fees or commissions to the Funds or to investors of the Funds for the sale of shares of the Funds.

          The Adviser is a wholly owned direct subsidiary of Columbia Management Group ("CMG"). CFS, the Fund's transfer and dividend crediting agent, is a wholly owned direct subsidiary of Columbia Funds Group LLC, which is owned by CMG. Both the Adviser and CFS are indirect wholly owned subsidiaries of FleetBoston Financial Corporation ("Fleet"). Fleet and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

                             PORTFOLIO TRANSACTIONS

          The Funds will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or a Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held.

          There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such brokerage commissions vary among different brokers, and a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

          Prompt execution of orders at the most favorable price will be the primary consideration of a Fund in transactions where fees or commissions are involved. Additional factors considered in the process of selecting a broker-dealer to execute a transaction include: (i) professional capability of the executing broker-dealer and the value and quality of the services provided by the broker-dealer; (ii) size and type of the transaction; (iii) timing of the transaction in the context of market prices and trends; (iv) nature and character of markets for the security purchased or sold; (v) the broker-dealer's execution efficiency and settlement capability; (vi) the executing broker-dealer's stability and the execution services it renders to the Adviser on a continuing basis; and (vii) reasonableness of commission.

          Research, statistical, and other services also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts.

          Allocation of transactions to obtain research services for the Adviser enables the Adviser to supplement its own research and analysis with the statistics, information, and views of others. While it is not possible to place a dollar value on these services, it is the opinion of the Adviser that the receipt of such services will not reduce the overall expenses for its research or those of its affiliated companies. The fees paid to the Adviser by a Fund would not be reduced as a result of the Fund's receipt of such information and services. The receipt of research services from brokers or dealers might be useful to the Adviser and its affiliates in rendering investment management services to a Fund or other clients; and, conversely, information provided by brokers or dealers who have executed orders on behalf of other clients might be useful to the Adviser in carrying out its obligations to a Fund.

          As permitted by Section 28(e) of the Securities and Exchange Act of 1934 (the "1934 Act"), the Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of undisclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

          The Adviser may use research services provided by, and place agency transactions with, affiliated broker-dealers if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated qualified brokerage firms. In addition, a Fund may purchase securities from an underwriting syndicate in which an affiliate of the Adviser is a member of the underwriting syndicate. In any agency transaction or purchase from an underwriting syndicate of which an affiliate is a member, the trade will be accomplished in accordance with the rules and regulations of the 1940 Act.

          Investment decisions for the Funds are made independently from those of the other portfolios of the Trust or accounts managed by the Adviser. The same security is sometimes held in the portfolio of more than one fund or account. Simultaneous transactions are inevitable when several funds or accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account. In such event, the Adviser may aggregate these orders in order to achieve best execution and, on the average, lower brokerage commission costs. In the event of simultaneous transactions, allocations among the Funds or accounts will be made on an equitable basis. When the Funds participate in an aggregated order, they participate at the average share price for all transactions in that order, with all transaction costs shared on a pro rata basis. Notwithstanding the above, the Adviser may execute, buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.

          Certain employees of the Adviser are also employees of affiliated investment advisors ("Shared Employees") within Columbia Management Group, the Adviser's direct owner. As a result of these arrangements, Shared Employees may provide investment advisory, trading and other investment services for client accounts of the Adviser and one or more other affiliated investment advisers. Columbia Management Group has determined that these Shared Employee arrangements promote more efficient use of internal resources and are in the best interests of clients on an overall basis.

          The Adviser is responsible for ensuring compliance by Shared Employees with all investment guidelines, compliance policies and procedures, and applicable rules and regulations while Shared Employees are acting for the Adviser's clients.

          The Adviser and its affiliated advisers maintain policies reasonably designed to ensure fairness for all clients with accounts served by Shared Employees. The Adviser will monitor all Shared Employee arrangements to ensure that these arrangements continue to be in the best interest of clients considering the potential disadvantages.

          The Adviser's investment personnel will share general and specific investment information with affiliated investment advisers. Information is shared at periodic meetings of investment teams, by distribution of formal recommendations by investment analysts, and through informal discussions among investment personnel.

          The Adviser will also share with affiliated advisers research products and services provided by broker-dealers through whom the Adviser effects transactions for client accounts, and whom the adviser may cause to receive higher commissions from the Adviser's clients in recognition of the provision of such products and services. The research products and services shared will assist the Adviser and its affiliated advisers in providing investment management services generally to their clients, but may not necessarily assist with the management for any particular client or clients of the Adviser, including the Funds. As a result of this policy, trades effected on behalf of the Adviser's clients may benefit affiliated advisers and their clients, and trades effected on behalf of clients of affiliated advisers may benefit the Adviser and its clients.

          The use of multiple trading locations could result in the Adviser and its affiliates competing against each other in the market. The Adviser's clients could receive less attractive prices for trades than clients of an affiliated adviser, and in certain cases client orders may be unfilled or only partially filled due to the orders for clients of an affiliated adviser. To the extent separate trading locations are used, clients of the Adviser and its affiliates will not realize efficiencies associated with aggregating orders, such as more favorable pricing for larger volume trades, for all Columbia Management Group companies.

          Where practical, transactions for accounts of the Adviser and one or more affiliated advisers for which a Shared Employee has investment discretion will be coordinated from each trading location. In these cases, a single broker will be used to execute the trade on behalf of each adviser's accounts. This practice may at times result in an increase in the time period it takes to fill a particular client's trade order, due to increased time for processing the trade or due to share allocations, and may lead to a smaller allocation for a client.

          Where practical, Shared Employees may also effect trades from one location, subjecting the trades to the trade allocation and other policies utilized for that location. To the extent that trades for clients of the Adviser are effected together with trades for clients of other affiliated advisers, this practice may result in smaller allocations for the Adviser's clients or result in clients of the Adviser obtaining less favorable prices on securities.

          The Trust, Adviser and principal underwriter for the Funds have adopted a Code of Ethics (the "Ethics Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The Ethics Code does not prohibit employees from purchasing securities that may be held or purchased by a Fund, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of a Fund or the Adviser's other clients, or take unfair advantage of their relationship with the Adviser. The specific standards in the Ethics Code include, among others, a requirement that all trades be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security seven days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as mutual fund shares or U.S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Ethics Code because they present little or no potential for abuse. Certain transactions involving the stocks of large capitalization companies are exempt from the seven day black-out period and short-term trading prohibitions because such transactions are highly unlikely to affect the price of these stocks. In addition to the trading restrictions, the Ethics Code contains reporting obligations that are designed to ensure compliance and allow the Adviser's Ethics Committee to monitor that compliance.

          The Trust and the Adviser have also adopted a Policy and Procedures Designed to Detect and Prevent Insider Trading (the "Insider Trading Policy"). The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Ethics Code and the Insider Trading Policy.

                       CAPITAL STOCK AND OTHER SECURITIES

          The Trust may establish separate series of investment portfolios under its Restated Declaration of Trust. The Funds, CMG Enhanced S&P 500 Index Fund, CMG Large Cap Growth Fund, CMG Large Cap Value Fund, CMG Mid Cap Growth Fund, CMG Mid Cap Value Fund, CMG Small/Mid Cap Fund, CMG Small Cap Growth Fund, CMG Small Cap Value Fund and CMG Emerging Market Equity Fund, CMG Small Cap Fund, CMG International Stock Fund, and the CMG Strategic Equity Fund are the only series established under the Trust. Shares of each series vote together, except as provided in the Trust's

Declaration of Trust and under applicable law. It is expected that shares of a series would vote separately by series on any changes in fundamental investment policies relating to that series. All shares of each series of the Trust, including each Fund, have equal rights as to voting, redemption, dividends and distributions. All issued and outstanding shares of each Fund are fully paid and nonassessable. Shares have no preemptive or conversion rights. Fractional shares have the same rights proportionately as full shares. The shares of each Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares of each Fund and any other portfolio of the Trust, voting for the election of Trustees, can elect all the Trustees if they choose to do so. In certain circumstances, Trustees may be removed by action of the Trustees or the shareholders.

          Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of a Fund of (i) 67% or more of the shares present or represented by proxy at the meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES

          Investments in each Fund are made directly by high net worth individuals and institutional buyers, or by the Adviser or its affiliates in their role as discretionary investment adviser for a portion of a shareholder's assets. However, with respect to assets of an investment advisory client of the Adviser or its affiliates invested in a Fund, that client will pay a reduced, or in the case of an employee benefit plan, no fee pursuant to its separate management contract with the Adviser (for the period during which the assets are invested in the Fund).

          If the Adviser or its affiliates is deemed to be a fiduciary with respect to a prospective shareholder of a Fund pursuant to the Employee Retirement Income Security Act of 1974 ("ERISA"), certain conditions must be satisfied before assets may be invested in a Fund by the Adviser on behalf of the shareholder. These conditions are set forth by the U.S. Department of Labor in Prohibited Transaction Class Exemption No. 77-4 (the "Exemption"). The Exemption permits the Adviser to direct investments of ERISA-qualified plans to a mutual fund, such as a Fund, for which the Adviser serves as an investment adviser if, after review of the Prospectus and disclosure relating to fees of a Fund and fees under the advisory contract, another fiduciary, as determined under ERISA, with respect to that shareholder approves investments in the Fund. The second fiduciary must be independent of and unrelated to the Adviser or its affiliates under standards set forth by the U.S. Department of Labor in the Exemption.

          The second, independent fiduciary that must approve investments in a Fund by the Adviser must not be engaged as a second fiduciary only in contemplation of a possible investment in the Fund. Rather, the second, independent fiduciary is almost always a committee appointed by the employee benefit plan sponsor and has oversight responsibility for appointment of the Adviser or its affiliate as an investment adviser with respect to certain plan assets. This committee is almost always made up of one or more employees of the plan sponsor, and, as such, these employees receive compensation from the plan sponsor but are not compensated out of plan assets.

          The transfer agent for the Funds may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies, and limitations of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled - usually within 15 days following the purchase by exchange. The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on securities following their delivery to the transfer agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities. Before engaging in an exchange, investors should consult their tax advisers concerning the tax consequences to them of the exchange.

REDEMPTIONS

          Redemptions of all or any portion of a shareholder's investment can be made at any time. Redemption of shares are at the net asset value next computed after receipt of a redemption order on a day the New York Stock Exchange ("NYSE") is open for business. Payment will be made within seven days of the date of redemption, except as provided by the rules of the SEC. The Trust may suspend the determination of net asset value of a Fund and the right of redemption for any period (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings, (2) when trading on the New York Stock Exchange is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust to determine the value of the Fund's net assets, or (4) as the Securities and Exchange Commission ("SEC") may by order permit for the protection of security holders, provided the Trust complies with rules and regulations of the SEC which govern as to whether the conditions prescribed in (2) or (3) exist. The New York Stock Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. In the case of suspension of the right to redeem, shareholders may withdraw their redemption request or receive payment based upon the net asset value computed upon the termination of the suspension.

          Each Fund reserves the right to redeem Fund shares in cash or in kind. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem, during any 90-day period, shares of a shareholder solely for cash (up to the lesser of $250,000 or 1% of the net asset value of the Fund). A shareholder who is redeemed in kind may incur brokerage fees upon the sale of any securities distributed upon redemption.

PRICING OF SHARES

          The net asset value per share of each Fund is determined by the Adviser, under procedures approved by the trustees of the Trust, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the trustees. The net asset value per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

          Each Fund's portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at a price between the representative bid and asked quotations obtained from a third party pricing service. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, when the Board of Trustees determines that amortized cost is their fair value.

          Any assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the price is not available on an exchange, even if the close of that exchange or price determination is earlier than the time of the Fund's NAV calculation. In the case of such foreign security, if an event that is likely to materially affect the value of a portfolio security occurs between the time the foreign price is determined and the time a Fund's NAV is calculated, it may be necessary to revalue the security in light of that event. Such a determination would be made by the Fund's valuation committee using procedures approved by the Board of Trustees.

          Certain fixed income securities for which daily market quotations are not readily available from a pricing service, or for which the Adviser believes accurate quotations have not been received from such pricing service, may be priced by dealers selected by the Adviser or pursuant to formulas created by the Adviser, all pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee established by the Adviser. Determinations made by the Valuation Committee are reported to and reviewed by the Board of Trustees.

                                    CUSTODIAN

          The Funds' Custodian, for both domestic and foreign securities, is State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02101. The Custodian holds all securities and cash of each Fund, receives and pays for securities purchased, delivers against payment securities sold, receives and collects income from investments, makes all payments covering expenses of each Fund, and performs other administrative duties, all as directed by authorized officers of the Adviser. The Custodian does not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

          Portfolio securities purchased in the United States are maintained in the custody of the Funds' Custodian. Portfolio securities purchased outside the United States by a Fund are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with the Custodian (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of a Fund has been approved by the Board of Trustees or, in the case of foreign securities, at the discretion of the Board of Trustees, by Custodian, as a delegate of the Board of Trustees, all in accordance with regulations under the 1940 Act.

          The Adviser determines whether it is in the best interest of a Fund and its shareholders to maintain a Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Trustees, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodian arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.

                             INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 1300 S.W. Fifth Avenue, Suite 3100, Portland, Oregon 97201, serves as the Trust's independent accountants and, in addition to examining the annual financial statements of the Trust, assists in the preparation of the tax returns of the Trust and in certain other matters.

                                      TAXES

FEDERAL INCOME TAXES

          Each Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code (the "Code"). Each Fund believes it satisfies the tests to qualify as a regulated investment company.

          To qualify as a regulated investment company for any taxable year, a Fund must, among other things:

          (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90% Test"); and

          (b) diversify its holdings so that at the end of each quarter (i) 50% or more of the value of the assets of the Fund is represented by cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5% of the value of the assets of the Fund and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements. In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.

          Part I of Subchapter M of the Code will apply to the Funds during a taxable year only if it meets certain additional requirements. Among other things, a Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90% of its investment company taxable income (computed without any deduction for dividends paid) and 90% of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement) and (b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

          The Trust currently has 22 portfolios, including the Funds. The Trust may establish additional funds in the future. Federal income tax laws generally will treat each fund as a separate corporation (provided that each fund consists of a segregated portfolio of assets the beneficial interests in which are owned by the holders of a class or series of stock that is preferred over all other classes or series in respect of that portfolio of assets).

          A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to each Fund at corporate capital gain tax rates. The policy of each Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders.

          If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

          Shareholders of each Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. As described below, as a result of 2003 legislation, qualifying dividend distributions to individual shareholders generally are taxed at the same rate that applies to long-term capital gains. Income distributions from a Fund are unlikely to qualify for the dividends-received deduction for corporate shareholders because the income of the Fund consists largely or entirely of interest rather than dividends. Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.

          The International Bond Fund will invest at least 80% of its total assets in the Fixed Income Securities (as defined in the Fund's Prospectus) of foreign corporations and foreign governmental issuers. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to the Fund. See "Foreign Income Taxes" in this section for more information.

          Distributions properly designated by a Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income; however, as a result of 2003 legislation, qualifying dividend income distributions to individuals generally are taxed at the same rate that applies to long-term capital gains, subject to holding period and other requirements. For this purpose, long-term capital gain rates apply to the extent that the Fund receives dividends from domestic or qualifying foreign corporations and the Fund meets holding period and other requirements. If the Fund receives 95 percent or more of its gross income (not including the excess of net long-term capital gain over net short-term capital loss) in the form of dividends from domestic or qualifying foreign corporations or from certain REIT distributions, the Fund may designate all dividend distributions to individuals other than capital gain dividends as qualifying dividend income taxable at long-term capital gain rates. Any loss that is realized and allowed on redemption of shares of a Fund less than six months from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

          Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior taxable year's distributions which the Fund has designated to be treated as long-term capital gain.

          A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

          If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

          A special tax may apply to a Fund if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98% of the ordinary income for the calendar year plus (b) 98% of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4% applies to the shortfall.

          The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2% of adjusted gross income. The limit on miscellaneous itemized deductions will NOT apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by any of the Funds.

          FUTURES CONTRACTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS. For purposes of the 90% Test, foreign currency gains that are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.

          Some of the options, futures contracts, forward contracts and swap agreements used by the Funds may be "Section 1256 contracts." Any gain or loss on Section 1256 contracts generally is treated as long-term capital gain or loss to the extent of 60% of such gain or loss, and short-term capital gain or loss to the extent of 40% of such gain or loss. (Special rules in Section 988 of the Code may require certain foreign currency gain or loss from such contracts to be treated as ordinary gain or loss.) Also, Section 1256 contracts held by Fund at the end of each taxable year generally are "marked to market," so that a Fund may be required to recognize income with respect to unrealized gain or loss.

          Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund may be considered "straddles." Section 1092 of the Code defines a "straddle" as offsetting positions with respect to personal property. The Fund holds offsetting positions generally if there is a substantial diminution of the Fund's risk of loss from holding a position by reason of its holding one or more other positions. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gain or loss realized by a Fund. In addition, loss realized by a Fund on positions that are part of a straddle may be deferred, rather than taken into account in the tax year when realized. A Fund may make one or more elections available under the Code with respect to straddles. An election may affect the amount, character or timing of the recognition of gain or loss from the affected straddle positions. For example, the mark-to-market requirement under Section 1256 does not apply to certain hedging transactions that a Fund identifies, or to certain straddles with respect to which the Fund makes an election.

          FOREIGN INCOME TAXES. The International Bond Fund invests in the securities of foreign corporations and issuers. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce the International Bond Fund's distributed income. The Fund generally expects to incur, however, no foreign income taxes on gains from the sale of foreign securities. The Fund does not expect to pass through to its shareholders any foreign income taxes paid.

          The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The International Bond Fund, and other Funds to the extent necessary, intend to take advantage of such treaties where possible. It is impossible to predict with certainty the effective rate of foreign taxes that will be paid by the Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

          U.S. FOREIGN TAX CREDITS OR DEDUCTIONS FOR SHAREHOLDERS OF THE FUND.
Section 853 of the Code allows a regulated investment company to make a special election relating to foreign income taxes if more than 50% of the value of the company's total assets at the close of its taxable year consists of stock or securities in foreign corporations and the company satisfies certain holding

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period requirements. The International Bond Fund generally expects, if necessary, to qualify for and to make the election permitted under Section 853 of the Code. Although the International Bond Fund intends to meet the requirements of the Code to "pass through" such foreign taxes, there can be no assurance that the Fund will be able to do so. The International Bond Fund will elect under Section 853 of the Code only if it believes that it is in the best interests of its shareholders to do so.

          If the International Bond Fund elects pursuant to Section 853, shareholders of that Fund will be required to include in income (in addition to other taxable distributions) and will be allowed a credit or deduction for, their pro rata portions of the qualifying income taxes paid by the Fund to foreign countries. A shareholder's use of the credits resulting from the election will be subject to the limits of Section 904 of the Code. In general, those limits will prevent a shareholder from using foreign tax credits to reduce U.S. taxes on U.S. source income. Each shareholder should discuss the use of foreign tax credits and the Section 904 limits with the shareholder's tax adviser.

          No deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund.

          Each year, the International Bond Fund will provide a statement to each shareholder showing the amount of foreign taxes for which a credit or a deduction may be available.

          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes and interest charges on the Fund. It is anticipated that any taxes on the Fund with respect to investments in PFICs would be insignificant.

STATE INCOME TAXES

          The state tax consequences of investments in the Fund are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION

          The foregoing summary and the summary included in the Prospectus under "Taxes" of tax consequences of an investment in any of the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change by legislative or administrative action. State and local taxes are beyond the scope of this discussion. Prospective investors in any of the Funds are urged to consult their own tax advisers regarding specific questions as to federal, state, or local taxes.

                              YIELD AND PERFORMANCE

          The Trust may from time to time advertise or quote current yield and total return performance for the Funds. These figures represent historical data and are calculated according to SEC rules standardizing such computations. The investment return on and the value of shares of a Fund will fluctuate so that the shares when redeemed may be worth more or less than their original cost.

30-DAY YIELD QUOTATION

          Current yield of a Fund is calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period, according to the following formula:

                  Yield = 2 [(a-b + 1)(TO THE POWER OF 6) -1]
                              ---
                              cd


          Where:        a =   dividends and interest earned during the period.

                        b =   expenses accrued for the period.

                        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                        d = the maximum offering price per share on the last day of the period.

          Each Fund uses generally accepted accounting principles in determining its income paid, and these principles differ in some instances from SEC rules for computing income for the above yield calculations. Therefore, the quoted yields as calculated above may differ from the actual dividends paid. The current yield of the High Yield Bond Fund, Core Bond Fund and Short Term Bond Fund for the 30-day period ended October 31, 2002 was 9.13%, 4.72% and 4.26%, respectively.

AVERAGE ANNUAL TOTAL RETURN

          The Trust may publish average annual total return quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)(TO THE POWER OF n) = ERV

          Where:  P                         = a hypothetical initial payment of
                                              $1000

                  T                         = average annual total return

                  n                         = number of years

                  ERV                       = ending redeemable value of a
                                              hypothetical $1000 payment made at
                                              the beginning of the 1, 5, and
                                              10-year periods (or a fraction
                                              portion thereof)

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

          The Trust may publish average annual returns (after taxes on distributions) quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or for the periods of the

Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)(TO THE POWER OF n)  =  ATV (SUB D)

         Where:   P                          =  a hypothetical initial payment
                                                of $1000

                  T                          =  average annual total return
                                                (after taxes on distributions)

                  n                          =  number of years

                  ATV (SUB D)                =  ending redeemable value of a
hypothetical $1000 payment made at the beginning of the 1, 5, or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION

          The Trust may publish average annual return quotations (after taxes on distributions and redemption) for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)(TO THE POWER OF n)  =  ATV (SUB DR)

          Where:  P                          =  a hypothetical initial payment
                                                of $1000

                  T                          =  average annual total return
                                                (after taxes on distributions
                                                and redemption)

                  n                          =  number of years

                  ATV (SUB DR)               =  ending redeemable value of a
hypothetical $1000 payment made at the beginning of the 1, 5, or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

          Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and redemption ("total return figures") may also be published for recent 1, 5, and 10-year periods (or a fractional portion thereof) where the total return figures represent the percentage return for the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value and the value after taxes on distributions.

          If the Trust's registration statement under the 1940 Act with respect to a Fund has been in effect less than 1, 5 or 10 years, the time period during which the registration statement with respect to that Fund has been in effect will be substituted for the periods stated. For the period ended October 31, 2002 the average annual return for the High Yield Fund for the 1-year and 5-year period and since inception (July 6, 1994) was .60%, 4.64% and 7.54%, respectively.

          The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. Examples of these services or publications include Lipper Analytical Services, Inc., BARRON'S, FORBES, INVESTOR'S BUSINESS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE WALL STREET JOURNAL and USA TODAY. (Lipper Analytical Services, Inc. is an independent rating service that ranks over 1000 mutual funds based on total return performance.) These ranking services and publications may rank the performance of the Funds against all other funds over specified categories.

          The Funds may also compare their performance to that of a recognized unmanaged index of investment results, including the S&P 500, Dow Jones Industrial Average, Russell 2000, and NASDAQ stock indices and the Lehman Brothers, Merrill Lynch and Lipper Analytical bond indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

          The Funds may also compare their performance to other income producing securities such as (i) money market funds; (ii) various bank products (based on average rates of banks and thrift institution certificates of deposit, money market deposit accounts, and NOW accounts as reported by the Bank Rate Monitor and other financial reporting services, including newspapers); and (iii) U.S. treasury bills or notes. There are differences between these income-producing alternatives and the Funds other than their yields, some of which are summarized below.

          The yield of each of the Funds is not fixed and will fluctuate. The principal value of your investment is not insured and its yield is not guaranteed. Although the yields of bank money market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty.

                              FINANCIAL STATEMENTS

          The High Yield Fund's, Core Bond Fund's and Short Term Bond Fund's most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                 CMG FUND TRUST


                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS

          (a1)    Restated Declaration of Trust.(1)

          (a2)    Amendment to Restated Declaration of Trust.(1)

          (a3)    Amendment No. 2 to Restated Declaration of Trust.(2)

          (a4)    Amendment No. 3 to Restated Declaration of Trust.(3)

          (a5)    Amendment No. 4 to Restated Declaration of Trust.(5)

          (a6)    Amendment No. 6 to Restated Declaration of Trust.(7)


          (a7)    Amendment No. 7 to Restated Declaration of Trust.(8)

          (a8)    Amendment No. 8 to Restated Declaration of Trust.*

          (a9)    Amendment No. 9 to Restated Declaration of Trust.*

          (a10)   Amendment No. 10 to Restated Declaration of Trust.**


          (b)     Bylaws.(1)


          (c1)    Specimen Stock Certificate for CMG Small Cap Fund.(1)

          (c2)    Specimen Stock Certificate for CMG International Stock
                  Fund.(1)

          (c3)    Specimen Stock Certificate for CMG High Yield Fund.(1)

          (c4)    Specimen Stock Certificate for CMG Short Term Bond Fund.(2)

          (c5)    Specimen Stock Certificate for CMG International Bond Fund.(3)

          (c6)    Specimen Stock Certificate for CMG Fixed Income Securities
                  Fund.(3)

          (c7)    Specimen Stock Certificate for CMG Small/Mid Cap Fund.(5)

          (c8)    Specimen Stock Certificate for CMG Strategic Equity Fund.(6)

          (d1)    Investment Advisory Contract for CMG Small Cap Fund.(4)

          (d2)    Investment Advisory Contract for CMG International Stock
                  Fund.(4)

          (d3) Amendment No. 1 to Investment Advisory Contract for CMG International Stock Fund.(9)

          (d4)    Investment Advisory Contract for CMG High Yield Fund.(4)

          (d5) Amendment No. 1 to Investment Advisory Contract for CMG High Yield Fund.(9)

          (d6)    Investment Advisory Contract for CMG Short Term Bond Fund.(2)

          (d7) Amendment No. 1 to Investment Advisory Contract for CMG Short Term Bond Fund.*

          (d8)    Investment Advisory Contract for CMG International Bond
                  Fund.(3)

          (d9) Amendment No. 1 to Investment Advisory Contract for CMG International Bond Fund.(9)

          (d10) Investment Advisory Contract for CMG Fixed Income Securities Fund.(3)

          (d11) Amendment No. 1 to Investment Advisory Contract for CMG Core Bond Fund, formerly the CMG Fixed Income Securities Fund.*

          (d12)   Investment Advisory Contract for CMG Small/Mid Cap Fund.(5)

          (d13) Amendment No. 1 to Investment Advisory Contract for CMG Small/Mid Cap Fund.(9)

          (d14)   Investment Advisory Contract for CMG Strategic Equity Fund.(6)

          (d15) Investment Advisory Contract for CMG Enhanced S&P 500 Index Fund, CMG Large Cap Growth Fund, CMG Large Cap Value Fund, CMG Mid Cap Value Fund, CMG Mid Cap Growth Fund, CMG Small Cap Growth Fund, CMG Small Cap Value Fund, CMG Emerging Markets Equity Fund, CMG Core Plus Bond Fund, CMG Government Bond Fund, CMG Corporate Bond Fund and CMG Mortgage and Asset-Backed Securities Fund.(9)

          (d16) Investment Advisory Contract for CMG Ultra Short Term Bond Fund and CMG Intermediate Bond Fund.*

          (e)     Distribution Agreement.(9)

          (f)     Not Applicable.

          (g) Master Custodian Agreement between State Street Bank & Trust Co. and CMG Fund Trust.(9)

          (h1)    Administrative Services Agreement.(7)

          (h2) Shareholders' Servicing and Transfer Agent Agreement between Liberty Funds Services, Inc. and CMG Fund Trust.(9)

          (h3) Amendment No. 1 to Shareholders' Servicing and Transfer Agent Agreement between Columbia Funds Services, Inc. and CMG Fund Trust.*

          (h4) Pricing, Bookkeeping and Fund Administration Agreement between Colonial Management Associates, Inc. and CMG Fund Trust.(9)

          (h5) Amendment No. 1 to Pricing, Bookkeeping and Fund Administration Agreement between Columbia Management Advisors, Inc. and CMG Fund Trust.*

          (i)     Opinion of Counsel.**

          (j)     Consent of Accountants.**

          (k)     Omitted Financial Statements - Not Applicable.

          (l)     Not Applicable.

          (m)     12b-1 Plan - Not Applicable.

          (n)     Rule 18f-3 Plan - Not Applicable.

          (o)     Not Applicable.

          (p)     Code of Ethics.*

          (q) Powers of Attorney for the following Trustees: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville, and Richard L. Woolworth.*

          (1) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, File No. 33-30394, filed December 16, 1996.

          (2) Incorporated herein by Reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A, File No. 33-30394, filed September 2, 1997.

          (3) Incorporated herein by Reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, File No. 33-30394, filed April 18, 2000.

          (4) Incorporated herein by Reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, File No. 33-30394, filed December 24, 1997.

          (5) Incorporated herein by Reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, File No. 33-30394, filed August 1, 2000.

          (6) Incorporated herein by Reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, File No. 33-30394, filed July 9, 2001.

          (7) Incorporated herein by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, File No. 33-30394, filed September 21, 2001.

          (8) Incorporated herein by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File No. 33-30394, filed December 5, 2002.

          (9) Incorporated herein by Reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, File No. 33-30394, filed February 27, 2003.

          *Filed herewith.
          **To be filed by subsequent amendment.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          The Registrant is controlled by its Board of Trustees, whose members also serve as members of the Board of Trustees/Directors of approximately 113 funds and portfolios managed by Columbia Management Advisors, Inc., an Oregon corporation (the "Adviser"). FleetBoston Financial Corporation ("Fleet") is a publicly owned multibank holding company registered under the Bank Holding Company Act of 1956. The Adviser, Columbia Funds Services, Inc., the Registrant's transfer agent, and Columbia Financial Center Incorporated, the Registrant's distributor, are indirect wholly owned subsidiaries of Fleet. See "Management" and "Investment Advisory and Other Fees paid to Affiliates" in the Statement of Additional Information.

Item 25.  INDEMNIFICATION

          Under the Declaration of Trust and Bylaws of the Registrant, any trustee or officer of the Registrant may be indemnified by the Registrant against all expenses incurred by the trustee or officer in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his or her being a trustee or officer of the Registrant, to the fullest extent not prohibited by law and the Investment Company Act of 1940 (the "1940 Act") and related regulations and interpretations of the Securities and Exchange Commission ("SEC").

          Insofar as reimbursement or indemnification for expenses incurred by a director or officer in legal proceedings arising under the Securities Act of 1933 (the "1933 Act") may be permitted by the above provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such reimbursement or indemnification is against public policy as expressed in the Act and therefore unenforceable. In the event that any claim for indemnification under the above provisions is asserted by an officer or trustee in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has already been settled by controlling precedent, will (except insofar as such claim seeks reimbursement of expenses paid or incurred by an officer or trustee in the successful defense of any such action, suit or proceeding or claim, issue, or matter therein) submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          The Registrant's trustees and officers are named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

          Information regarding the businesses of Columbia Management Advisors, Inc. and its officers and directors is set forth under "Management" in the Prospectus, and under "Management" and "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS

          Pursuant to a distribution agreement with each of the portfolios of CMG Fund Trust, including the Registrant, Columbia Financial Center Incorporated is authorized to sell shares of each portfolio to the public. No commission or other compensation is received by Columbia Financial Center Incorporated in connection with the sale of shares of the portfolios of CMG Fund Trust. Certain information on each director and officer of Columbia Financial Center Incorporated is set forth below:



                            POSITIONS AND OFFICES                            POSITIONS AND OFFICES
NAME                        WITH COLUMBIA FINANCIAL CENTER INCORPORATED      WITH REGISTRANT
----                        -------------------------------------------      ---------------------
Jeff B. Curtis*             President, Chief Operating                       President & Assistant Secretary
                            Officer, Director & Assistant Secretary

Keith T. Banks**            Director                                         None

Thomas F. Biesiadecki*      Chief Compliance Officer                         Chief Compliance Officer

Parke E. Blundon*           Vice President                                   None

Kathleen M. Griffin*        Vice President                                   Vice President

Michael A. Nelson*          Vice President                                   None

Robert W. Noack*            Vice President                                   None

Joseph R. Palombo***        Director                                         Vice President

Mark A. Wentzien*           Vice President, Director & Secretary             Secretary


----------

*Principal business address is: P.O. Box 1350, Portland, Oregon 97207

**Principal business address is: 590 Madison Avenue, New York, New York 10022

***Principal business address is: 245 Summer Street, Boston, Massachusetts 02110

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          The records required to be maintained under Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by CMG Fund Trust at 1300 S.W. Sixth Avenue, Portland, Oregon 97201, Columbia Management Advisors, Inc. at 1300 S.W. Sixth Avenue, Portland, Oregon, 97201 and 100 Federal Street, Boston, Massachusetts, 02110, as well as Columbia Funds Services, Inc. at P.O. Box 8081, Boston, MA 02266-8081. Records relating to the Registrant's portfolio securities are also maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

Item 29.  MANAGEMENT SERVICES

          Not applicable.

Item 30.  UNDERTAKINGS

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland and State of Oregon on the 4th day of November, 2003.

                                              CMG FUND TRUST

                                              By   JOSEPH R. PALOMBO
                                                 -------------------------------
                                                   Joseph R. Palombo
                                                   President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 4th day of November, 2003 by the following persons in the capacities indicated.


(i)       Principal executive officer:


          JOSEPH R. PALOMBO                        President
----------------------------------------------
          Joseph R. Palombo


(ii)      Principal accounting and
          financial officer:


          VICKI L. BENJAMIN                       Principal Accounting Officer
----------------------------------------------
          Vicki L. Benjamin


(iii)     Trustees:


*         DOUGLAS A. HACKER                           Trustee
----------------------------------------------
          Douglas A. Hacker


*         JANET LANGFORD KELLY                        Trustee
----------------------------------------------
          Janet Langford Kelly

*         RICHARD W. LOWRY                            Trustee
----------------------------------------------
          Richard W. Lowry


*         WILLIAM E. MAYER                            Trustee
----------------------------------------------
          William E. Mayer


*         CHARLES R. NELSON                           Trustee
----------------------------------------------
          Charles R. Nelson


*         JOHN J. NEUHAUSER                           Trustee
----------------------------------------------
          John J. Neuhauser


          JOSEPH R. PALOMBO                           Trustee
----------------------------------------------
          Joseph R. Palombo


*         PATRICK J. SIMPSON                          Trustee
----------------------------------------------
          Patrick J. Simpson


*         THOMAS E. STITZEL                           Trustee
----------------------------------------------
          Thomas E. Stitzel


*         THOMAS C. THEOBALD                          Trustee
----------------------------------------------
          Thomas C. Theobald


*         ANN-LEE VERVILLE                            Trustee
----------------------------------------------
          Anne-Lee Verville


*         RICHARD L. WOOLWORTH                        Trustee
----------------------------------------------
          Richard L. Woolworth


*By:      JOSEPH R. PALOMBO
    ------------------------------------------
          Joseph R. Palombo
          Attorney-In-Fact

                                 CMG FUND TRUST

                                  EXHIBIT INDEX


EXHIBIT   DESCRIPTION
-------   -----------
(a8)      Amendment No. 8 to Restated Declaration of Trust.

(a9)      Amendment No. 9 to Restated Declaration of Trust.

(d7)      Amendment No. 1 to Investment Advisory Contract for CMG Short Term
          Bond Fund.

(d11)     Amendment No. 1 to Investment Advisory Contract for CMG Fixed Income
          Securities Fund.

(d16)     Investment Advisory Contract for CMG Ultra Short Term Bond Fund and
          CMG Intermediate Bond Fund.

(h3)      Amendment No. 1 to Shareholders' Servicing and Transfer Agent
          Agreement between Columbia Funds Services, Inc. and CMG Fund Trust.

(h5)      Amendment No. 1 to Pricing, Bookkeeping and Fund Administration
          Agreement between Columbia Management Advisors, Inc. and CMG Fund
          Trust.

(p)       Code of Ethics.

(q)       Powers of Attorney for Messrs. Hacker, Langford Kelly, Lowry, Mayer,
          Nelson, Neuhauser, Simpson, Stitzel, Theobald, Verville, and
          Woolworth.